Schedule of Investments (unaudited)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$105	$87,430
4.65%, 10/01/28 (Call 07/01/28)	135	131,452
4.75%, 03/30/30 (Call 12/30/29)	180	174,622
5.38%, 06/15/33 (Call 03/15/33)	75	74,206
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	135	115,419
2.60%, 08/01/31 (Call 05/01/31)	205	171,995
4.20%, 06/01/30 (Call 03/01/30)	160	151,515
Omnicom Group Inc./Omnicom Capital Inc., 3.60%,
04/15/26 (Call 01/15/26)	448	434,410
		1,341,049
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 06/11/24)	1,190	1,116,867
2.25%, 06/15/26 (Call 03/15/26)	105	97,493
2.60%, 10/30/25 (Call 07/30/25)	65	61,952
2.70%, 02/01/27 (Call 12/01/26)	250	229,359
2.75%, 02/01/26 (Call 01/01/26)	310	293,465
2.80%, 03/01/27 (Call 12/01/26)	95	87,179
2.95%, 02/01/30 (Call 11/01/29)	185	157,177
3.10%, 05/01/26 (Call 03/01/26)	145	137,282
3.20%, 03/01/29 (Call 12/01/28)	228	200,574
3.25%, 02/01/28 (Call 12/01/27)	175	159,364
3.25%, 03/01/28 (Call 12/01/27)	130	117,806
3.45%, 11/01/28 (Call 08/01/28)	90	80,978
3.60%, 05/01/34 (Call 02/01/34)	5	3,975
3.63%, 02/01/31 (Call 11/01/30)	300	260,666
5.04%, 05/01/27 (Call 03/01/27)	485	473,888
5.15%, 05/01/30 (Call 02/01/30)	993	947,289
6.13%, 02/15/33	80	79,777
6.26%, 05/01/27 (Call 04/01/27)(a)	275	276,662
6.30%, 05/01/29 (Call 04/01/29)(a)	270	272,209
6.39%, 05/01/31 (Call 03/01/31)(a)	140	141,570
6.53%, 05/01/34 (Call 02/01/34)(a)	485	491,617
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	205	195,349
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	15	14,584
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	150	138,729
2.13%, 08/15/26 (Call 05/15/26)	160	149,942
2.25%, 06/01/31 (Call 03/01/31)	115	96,470
2.63%, 11/15/27 (Call 08/15/27)	71	65,804
3.50%, 04/01/27 (Call 02/01/27)	205	196,940
3.63%, 04/01/30 (Call 01/01/30)	267	248,500
3.75%, 05/15/28 (Call 02/15/28)	285	273,510
General Electric Co., 6.75%, 03/15/32	260	283,897
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	15	14,956
5.35%, 08/01/33 (Call 05/01/33)	55	54,457
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	90	86,352
4.95%, 08/15/25 (Call 05/15/25)	70	69,118
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	20	18,077
6.75%, 01/15/28	15	15,649
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	160	128,675

Security	Par (000)	Value

Aerospace & Defense (continued)
2.90%, 12/15/29 (Call 09/15/29)	$200	$177,249
3.85%, 12/15/26 (Call 09/15/26)	235	226,647
4.40%, 06/15/28 (Call 03/15/28)	333	322,295
5.05%, 06/01/29 (Call 05/01/29)	100	99,056
5.25%, 06/01/31 (Call 04/01/31)	110	108,832
5.35%, 06/01/34 (Call 03/01/34)	70	69,090
5.40%, 01/15/27	260	260,776
5.40%, 07/31/33 (Call 04/30/33)	250	247,918
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	120	100,076
3.55%, 01/15/26 (Call 10/15/25)	289	281,921
3.90%, 06/15/32 (Call 03/15/32)	225	208,450
4.45%, 05/15/28 (Call 04/15/28)	5	4,913
4.50%, 02/15/29 (Call 01/15/29)	110	107,970
4.75%, 02/15/34 (Call 11/15/33)	25	24,203
4.95%, 10/15/25 (Call 09/15/25)	110	109,689
5.10%, 11/15/27 (Call 10/15/27)	330	331,852
5.25%, 01/15/33 (Call 10/15/32)	255	258,192
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	169	161,173
3.25%, 01/15/28 (Call 10/15/27)	440	413,571
4.40%, 05/01/30 (Call 02/01/30)	235	225,973
4.60%, 02/01/29 (Call 01/01/29)	155	151,694
4.70%, 03/15/33 (Call 12/15/32)	245	235,633
4.90%, 06/01/34 (Call 03/01/34)	150	144,768
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	260	206,774
2.25%, 07/01/30 (Call 04/01/30)	260	220,222
2.38%, 03/15/32 (Call 12/15/31)	255	207,301
2.65%, 11/01/26 (Call 08/01/26)	165	155,396
3.13%, 05/04/27 (Call 02/04/27)	293	277,276
3.50%, 03/15/27 (Call 12/15/26)	285	272,686
3.95%, 08/16/25 (Call 06/16/25)	392	385,112
4.13%, 11/16/28 (Call 08/16/28)	640	613,186
5.00%, 02/27/26 (Call 01/27/26)	165	164,286
5.15%, 02/27/33 (Call 11/27/32)	300	294,968
5.75%, 11/08/26 (Call 10/08/26)	305	308,019
5.75%, 01/15/29 (Call 12/15/28)	140	143,463
6.00%, 03/15/31 (Call 01/15/31)	220	228,378
6.10%, 03/15/34 (Call 12/15/33)	250	261,578
7.20%, 08/15/27	12	12,736
7.50%, 09/15/29	95	104,977
		15,866,457
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	390	313,268
2.63%, 09/16/26 (Call 06/16/26)	158	148,660
3.40%, 05/06/30 (Call 02/06/30)	175	157,281
4.40%, 02/14/26 (Call 12/14/25)	245	241,135
4.80%, 02/14/29 (Call 11/14/28)	266	260,913
6.20%, 11/01/28 (Call 10/01/28)	115	118,848
6.88%, 11/01/33 (Call 08/01/33)	110	118,544
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	278	262,757
2.90%, 03/01/32 (Call 12/01/31)	145	122,885
3.25%, 03/27/30 (Call 12/27/29)	255	230,712
4.50%, 08/15/33 (Call 05/15/33)	35	33,047
5.94%, 10/01/32	100	105,637
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	395	352,322
2.73%, 03/25/31 (Call 12/25/30)	290	243,671

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.22%, 09/06/26 (Call 07/06/26)	$186	$177,055
3.46%, 09/06/29 (Call 06/06/29)	200	181,599
3.56%, 08/15/27 (Call 05/15/27)	213	201,692
4.70%, 04/02/27 (Call 02/02/27)	310	304,581
4.74%, 03/16/32 (Call 12/16/31)	221	209,503
4.91%, 04/02/30 (Call 01/02/30)	210	203,861
5.83%, 02/20/31 (Call 12/20/30)	200	202,463
6.00%, 02/20/34 (Call 11/20/33)	155	156,691
6.34%, 08/02/30 (Call 06/02/30)	180	187,733
6.42%, 08/02/33 (Call 05/02/33)	260	271,410
7.75%, 10/19/32 (Call 07/19/32)	150	169,245
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	380	354,919
4.45%, 03/16/28 (Call 02/16/28)	245	236,600
5.93%, 02/02/29 (Call 01/02/29)	245	250,284
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	175	166,959
2.75%, 05/14/31 (Call 02/14/31)	305	259,851
3.25%, 08/15/26 (Call 05/15/26)	130	124,046
3.75%, 09/25/27 (Call 06/25/27)	162	154,187
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	200	184,128
1.75%, 11/01/30 (Call 08/01/30)	200	161,726
2.10%, 05/01/30 (Call 02/01/30)	170	143,209
2.75%, 02/25/26 (Call 11/25/25)	205	196,429
3.13%, 08/17/27 (Call 05/17/27)	120	113,341
3.13%, 03/02/28 (Call 12/02/27)	120	111,613
3.38%, 08/11/25 (Call 05/11/25)	170	166,165
3.38%, 08/15/29 (Call 05/15/29)	186	171,331
4.75%, 02/12/27	150	148,573
4.88%, 02/13/26	395	392,193
4.88%, 02/15/28 (Call 01/15/28)	285	281,950
4.88%, 02/13/29 (Call 01/13/29)	170	167,486
5.00%, 11/17/25	185	184,000
5.13%, 11/17/27 (Call 10/17/27)	435	434,082
5.13%, 02/15/30 (Call 12/15/29)	405	401,979
5.13%, 02/13/31 (Call 12/13/30)	160	157,532
5.25%, 09/07/28 (Call 08/07/28)	100	100,431
5.25%, 02/13/34 (Call 11/13/33)	425	416,096
5.38%, 02/15/33 (Call 11/15/32)	435	431,394
5.50%, 09/07/30 (Call 07/07/30)	110	111,008
5.63%, 11/17/29 (Call 09/17/29)	415	422,472
5.63%, 09/07/33 (Call 06/07/33)	290	292,336
5.75%, 11/17/32 (Call 08/17/32)	305	311,131
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)	461	455,464
		12,478,428
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	8	7,205
Series 2015-1, Class A, 3.38%, 11/01/28(b)	36	33,636
Series 2015-2, Class AA, 3.60%, 03/22/29	37	35,069
Series 2016-1, Class AA, 3.58%, 07/15/29	45	42,204
Series 2016-2, Class AA, 3.20%, 12/15/29(b)	199	182,862
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	49	44,155
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	33	30,868
Series 2017-2, Class AA, 3.35%, 04/15/31	111	101,838
Series 2019-1, Class AA, 3.15%, 08/15/33	43	38,075
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29	12	10,755

Security	Par (000)	Value

Airlines (continued)
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	$131	$120,925
Series 2019-1, Class AA, 2.75%, 11/15/33	16	13,585
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	125	107,209
3.00%, 11/15/26 (Call 08/15/26)	135	127,226
3.45%, 11/16/27 (Call 08/16/27)	30	28,190
5.13%, 06/15/27 (Call 04/15/27)	495	491,730
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	121	118,892
Series 2014-1, Class A, 4.00%, 10/11/27(b)	52	49,999
Series 2014-2, Class A, 3.75%, 03/03/28	105	100,660
Series 2016-1, Class AA, 3.10%, 01/07/30	105	96,687
Series 2016-2, Class AA, 2.88%, 04/07/30	90	81,146
Series 2018-1, Class AA, 3.50%, 09/01/31	77	70,429
Series 2019, Class AA, 4.15%, 02/25/33	81	75,268
Series 2019-2, Class AA, 2.70%, 11/01/33	36	31,093
Series 2020-1, 5.88%, 04/15/29	378	377,521
Series 2020-1, Class B, 4.88%, 07/15/27	86	84,527
		2,501,754
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	270	253,815
2.75%, 03/27/27 (Call 01/27/27)	288	271,683
2.85%, 03/27/30 (Call 12/27/29)	384	343,817
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	135	133,129
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	230	203,612
3.75%, 09/15/25 (Call 07/15/25)	120	117,545
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	120	96,366
4.13%, 07/15/27 (Call 04/15/27)	122	116,093
7.00%, 11/27/26	200	205,266
7.05%, 11/27/25	115	116,895
7.35%, 11/27/28 (Call 10/27/28)	210	217,475
7.70%, 11/27/30 (Call 09/27/30)	135	141,097
7.85%, 11/27/33 (Call 08/27/33)	275	289,708
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	115	104,315
2.95%, 04/23/30 (Call 01/23/30)(b)	175	141,456
		2,752,272
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.00%, 09/10/25	110	104,105
1.20%, 07/08/25	265	253,215
1.30%, 09/09/26	250	229,277
1.80%, 01/13/31	85	69,462
2.00%, 03/24/28	170	152,216
2.25%, 01/12/29	170	150,516
2.30%, 09/09/26	165	154,802
2.35%, 01/08/27	190	177,360
3.50%, 02/15/28	150	142,173
4.60%, 04/17/30	140	136,785
4.70%, 01/12/28	170	168,340
4.75%, 01/12/26	60	59,554
4.90%, 03/12/27	105	104,440
4.90%, 03/13/29	105	104,187
4.90%, 01/10/34	105	101,657
4.95%, 01/09/26	150	149,281
5.13%, 07/07/28	155	155,441

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.25%, 07/07/26	$160	$160,104
5.65%, 11/15/28	205	209,600
5.80%, 10/03/25	160	160,905
5.85%, 10/04/30	150	155,744
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	165	156,320
1.50%, 09/01/30 (Call 06/01/30)	250	203,232
4.90%, 02/20/29 (Call 01/20/29)	45	44,941
5.15%, 02/20/34 (Call 11/20/33)	95	94,817
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	595	489,231
4.35%, 12/08/26 (Call 09/08/26)	80	77,627
6.10%, 08/19/32 (Call 05/19/32)(b)	440	438,460
6.63%, 10/01/28(b)	170	176,369
7.45%, 07/16/31	245	262,760
9.63%, 04/22/30 (Call 01/22/30)	45	52,124
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	210	196,281
2.90%, 02/16/28 (Call 12/16/27)	210	189,124
2.90%, 02/10/29 (Call 12/10/28)	220	192,617
3.38%, 11/13/25 (Call 10/13/25)	410	395,873
3.63%, 06/17/31 (Call 03/17/31)	245	209,758
3.82%, 11/02/27 (Call 08/02/27)	70	65,413
4.00%, 11/13/30 (Call 08/13/30)	375	332,336
4.13%, 08/04/25	20	19,602
4.13%, 08/17/27 (Call 06/17/27)	370	350,750
4.27%, 01/09/27 (Call 11/09/26)	40	38,429
4.39%, 01/08/26	315	307,662
4.54%, 08/01/26 (Call 06/01/26)	25	24,310
4.95%, 05/28/27 (Call 04/28/27)	400	390,086
5.11%, 05/03/29 (Call 02/03/29)	370	356,348
5.13%, 06/16/25 (Call 05/16/25)	35	34,726
5.80%, 03/05/27 (Call 02/05/27)	200	199,775
5.80%, 03/08/29 (Call 02/08/29)	230	228,639
5.85%, 05/17/27 (Call 04/17/27)	200	199,886
6.05%, 03/05/31 (Call 01/05/31)	200	199,166
6.13%, 03/08/34 (Call 12/08/33)	245	241,342
6.80%, 05/12/28 (Call 04/12/28)	380	390,870
6.80%, 11/07/28 (Call 10/07/28)	360	371,704
6.95%, 03/06/26 (Call 02/06/26)	240	243,857
6.95%, 06/10/26 (Call 05/10/26)	95	96,760
7.12%, 11/07/33 (Call 08/07/33)	230	242,537
7.20%, 06/10/30 (Call 04/10/30)	195	204,094
7.35%, 11/04/27 (Call 10/04/27)	265	276,008
7.35%, 03/06/30 (Call 01/06/30)	295	310,790
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	190	182,515
5.00%, 10/01/28 (Call 07/01/28)	192	189,570
5.40%, 10/15/29 (Call 08/15/29)	260	257,695
5.60%, 10/15/32 (Call 07/15/32)(b)	350	348,228
6.13%, 10/01/25 (Call 09/01/25)	498	500,479
6.80%, 10/01/27 (Call 08/01/27)	160	165,877
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	300	280,289
1.50%, 06/10/26 (Call 05/10/26)	210	193,791
2.35%, 02/26/27 (Call 01/26/27)	265	244,101
2.35%, 01/08/31 (Call 10/08/30)	208	169,553
2.40%, 04/10/28 (Call 02/10/28)	200	178,458
2.40%, 10/15/28 (Call 08/15/28)	210	184,525
2.70%, 08/20/27 (Call 06/20/27)	145	133,431
2.70%, 06/10/31 (Call 03/10/31)	265	218,206

Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 06/20/25 (Call 05/20/25)	$315	$305,507
3.10%, 01/12/32 (Call 10/12/31)	325	272,118
3.60%, 06/21/30 (Call 03/21/30)	261	233,184
3.85%, 01/05/28 (Call 10/05/27)	140	132,287
4.00%, 10/06/26 (Call 07/06/26)	180	173,940
4.30%, 07/13/25 (Call 04/13/25)	50	49,269
4.30%, 04/06/29 (Call 02/06/29)	255	241,044
4.35%, 01/17/27 (Call 10/17/26)	297	289,210
5.00%, 04/09/27 (Call 03/09/27)	315	311,548
5.25%, 03/01/26 (Call 12/01/25)	367	365,067
5.40%, 04/06/26	220	219,341
5.40%, 05/08/27	55	54,923
5.55%, 07/15/29 (Call 06/15/29)	150	149,377
5.65%, 01/17/29 (Call 10/17/28)	85	85,158
5.75%, 02/08/31 (Call 12/08/30)	65	64,993
5.80%, 06/23/28 (Call 05/23/28)	315	317,517
5.80%, 01/07/29 (Call 12/07/28)	340	342,405
5.85%, 04/06/30 (Call 02/06/30)	185	186,488
5.95%, 04/04/34 (Call 01/04/34)	100	99,448
6.00%, 01/09/28 (Call 12/09/27)	240	243,622
6.05%, 10/10/25	335	336,716
6.10%, 01/07/34 (Call 10/07/33)	385	387,605
6.40%, 01/09/33 (Call 10/09/32)	270	278,938
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	45	42,073
2.97%, 03/10/32 (Call 12/10/31)	260	226,607
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31	370	440,890
PACCAR Financial Corp.
1.10%, 05/11/26	130	120,452
2.00%, 02/04/27	95	88,038
3.55%, 08/11/25	35	34,346
4.45%, 03/30/26	190	188,005
4.60%, 01/10/28	140	138,403
4.60%, 01/31/29	100	98,677
4.95%, 10/03/25	145	144,429
4.95%, 08/10/28	10	10,001
5.00%, 05/13/27	75	75,210
5.00%, 03/22/34	80	79,271
5.05%, 08/10/26	30	29,957
5.20%, 11/09/26	110	110,396
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	310	289,958
2.36%, 03/25/31 (Call 12/25/30)	153	130,863
2.76%, 07/02/29(b)	70	63,761
3.67%, 07/20/28	70	67,114
5.12%, 07/13/28 (Call 06/13/28)	90	90,440
5.12%, 07/13/33 (Call 04/13/33)	100	103,632
5.28%, 07/13/26 (Call 06/13/26)	60	60,148
Toyota Motor Credit Corp.
0.80%, 10/16/25	185	174,262
0.80%, 01/09/26	55	51,310
1.13%, 06/18/26	315	290,525
1.15%, 08/13/27	105	93,142
1.65%, 01/10/31	160	128,908
1.90%, 01/13/27	210	193,692
1.90%, 04/06/28	235	210,055
1.90%, 09/12/31	235	189,027
2.15%, 02/13/30	130	111,389
2.40%, 01/13/32	30	24,927
3.05%, 03/22/27	375	355,272

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 01/11/28	$180	$168,481
3.20%, 01/11/27	210	200,372
3.38%, 04/01/30	235	215,222
3.65%, 08/18/25	225	220,641
3.65%, 01/08/29	95	89,774
3.95%, 06/30/25	215	212,022
4.45%, 05/18/26	190	187,399
4.45%, 06/29/29	210	205,008
4.55%, 09/20/27	135	133,120
4.55%, 05/17/30	165	160,783
4.63%, 01/12/28	325	321,266
4.65%, 01/05/29	150	147,646
4.70%, 01/12/33	140	135,677
4.80%, 01/05/26	125	124,258
4.80%, 01/05/34	75	72,308
5.00%, 08/14/26	210	209,285
5.05%, 05/16/29	100	99,840
5.10%, 03/21/31	150	149,635
5.20%, 05/15/26	100	99,983
5.25%, 09/11/28	105	105,916
5.40%, 11/10/25	215	215,470
5.40%, 11/20/26	175	175,928
5.45%, 11/10/27	250	253,279
5.55%, 11/20/30	240	245,581
5.60%, 09/11/25	80	80,335
Series B, 5.00%, 03/19/27	140	139,761
		28,614,381
Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	85	81,518
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)	230	198,363
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	298	275,260
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	145	117,896
3.50%, 05/30/30 (Call 02/28/30)	100	89,726
3.80%, 09/15/27 (Call 06/15/27)	133	126,895
4.25%, 05/15/29 (Call 02/15/29)	110	104,207
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	80	68,422
4.15%, 10/01/25 (Call 07/01/25)	173	169,962
5.05%, 03/14/29 (Call 02/14/29)	80	79,524
5.50%, 03/21/33 (Call 12/21/32)	120	121,894
5.98%, 03/21/26 (Call 06/11/24)	15	14,999
		1,448,666
Banks — 9.2%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	165	161,459
5.09%, 12/08/25	260	259,469
5.38%, 07/03/25	260	260,098
Australia & New Zealand Banking Group
Ltd./New York
4.75%, 01/18/27	250	248,388
5.00%, 03/18/26	250	249,068
5.67%, 10/03/25	250	251,192
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	300	283,314
5.38%, 03/13/29	200	200,086
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(c)	340	339,842

Security	Par (000)	Value

Banks (continued)
6.03%, 03/13/35 (Call 03/13/34),
(1-year CMT + 1.950%)(c)	$200	$199,939
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(c)	200	220,036
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(c)	225	205,541
1.85%, 03/25/26	440	411,686
2.75%, 12/03/30	315	261,825
2.96%, 03/25/31	200	170,346
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(c)	225	187,292
3.31%, 06/27/29	285	259,350
3.49%, 05/28/30	260	231,640
3.80%, 02/23/28	215	202,360
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(c)	285	273,632
4.25%, 04/11/27	235	227,139
4.38%, 04/12/28	275	263,111
5.15%, 08/18/25	405	401,440
5.18%, 11/19/25	535	529,562
5.29%, 08/18/27	315	312,233
5.54%, 03/14/30 (Call 03/14/29),
(1-year CMT + 1.450%)(c)	200	198,530
5.55%, 03/14/28 (Call 03/14/27),
(1-year CMT + 1.250%)(c)	200	199,005
5.59%, 08/08/28	410	412,412
6.35%, 03/14/34	200	201,461
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(c)	205	209,278
6.61%, 11/07/28	265	277,692
6.92%, 08/08/33	425	447,030
6.94%, 11/07/33	430	467,926
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(c)	573	538,907
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(c)	695	663,733
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(c)	1,245	1,149,656
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(c)	585	477,443
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(c)	550	445,813
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(c)	685	604,125
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(c)	865	703,881
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(c)	530	423,727
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(c)	780	668,570
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(c)	510	473,931
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(c)	837	690,416
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(c)	665	569,850
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(c)	995	835,858

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(c)	$458	$404,318
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(c)	930	784,079
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(c)	585	527,669
3.25%, 10/21/27 (Call 10/21/26)	541	510,598
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(c)	1,348	1,261,762
3.50%, 04/19/26	578	559,795
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(c)	663	639,663
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(c)	465	441,077
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(c)	471	449,522
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(c)	565	543,187
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(c)	630	552,405
3.88%, 08/01/25	370	363,710
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(c)	681	648,426
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(c)	657	619,158
4.25%, 10/22/26	532	518,207
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(c)	685	657,452
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(c)	525	510,646
4.45%, 03/03/26	442	434,338
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(c)	905	850,065
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(c)	490	485,180
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(c)	670	661,837
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(c)	1,070	1,042,030
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(c)	720	714,890
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(c)	795	790,644
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(c)	1,175	1,156,676
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(c)	540	536,755
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(c)	630	640,646
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(c)	880	900,618
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(c)	355	358,422
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(c)	495	508,940
Series L, 4.18%, 11/25/27 (Call 11/25/26)	362	349,067
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(c)	565	528,188
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(c)	455	382,344

Security	Par (000)	Value

Banks (continued)
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	$340	$341,934
5.65%, 08/18/25 (Call 07/18/25)	380	381,647
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(c)	270	251,031
1.25%, 09/15/26	425	387,946
2.65%, 03/08/27	320	299,279
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(c)	210	170,101
3.70%, 06/07/25	355	348,525
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(c)	245	228,925
5.20%, 02/01/28 (Call 01/01/28)	240	240,379
5.27%, 12/11/26	165	164,745
5.30%, 06/05/26	305	304,464
5.37%, 06/04/27	175	175,281
5.51%, 06/04/31 (Call 04/04/31)	175	175,752
5.72%, 09/25/28 (Call 08/25/28)	215	219,103
5.92%, 09/25/25	190	191,080
Series H, 4.70%, 09/14/27 (Call 08/14/27)	205	201,790
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	205	190,381
1.05%, 10/15/26 (Call 09/15/26)	115	104,626
1.65%, 07/14/28 (Call 05/14/28)	139	121,862
1.65%, 01/28/31 (Call 10/28/30)	190	153,327
1.80%, 07/28/31 (Call 04/28/31)	169	135,820
2.05%, 01/26/27 (Call 12/26/26)	200	185,418
2.45%, 08/17/26 (Call 05/17/26)	162	152,938
2.50%, 01/26/32 (Call 10/26/31)	165	137,058
2.80%, 05/04/26 (Call 02/04/26)	137	131,086
3.00%, 10/30/28 (Call 07/30/28)	110	100,607
3.25%, 05/16/27 (Call 02/16/27)	160	152,572
3.30%, 08/23/29 (Call 05/23/29)	154	140,216
3.40%, 01/29/28 (Call 10/29/27)	181	171,111
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(c)	201	191,811
3.85%, 04/28/28	200	192,277
3.85%, 04/26/29 (Call 02/26/29)	100	95,124
3.95%, 11/18/25 (Call 10/18/25)	112	110,191
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(c)	130	125,436
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(c)	90	84,051
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(c)	300	296,422
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.169%)(c)	135	131,920
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(c)	130	126,314
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.512%)(c)	210	200,323
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(c)	260	257,947
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(c)	180	174,798
4.98%, 03/14/30 (Call 03/14/29),
(1-day SOFR +1.085%)(c)	220	217,538
5.19%, 03/14/35 (Call 03/14/34),
(1-day SOFR +1.418%)(c)	240	235,731

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(c)	$230	$234,080
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(c)	345	355,957
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(c)	225	234,438
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(c)	175	188,506
Series J, 1.90%, 01/25/29 (Call 11/25/28)	90	78,704
Bank of Nova Scotia (The)
1.05%, 03/02/26	210	194,973
1.30%, 06/11/25	310	296,959
1.30%, 09/15/26 (Call 06/15/26)	290	264,759
1.35%, 06/24/26	115	106,099
1.95%, 02/02/27	70	64,335
2.15%, 08/01/31	121	98,481
2.45%, 02/02/32	155	126,956
2.70%, 08/03/26	305	288,422
2.95%, 03/11/27	135	127,127
4.50%, 12/16/25	304	298,575
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(c)	260	233,125
4.75%, 02/02/26	255	252,303
4.85%, 02/01/30	360	352,737
5.25%, 06/12/28	130	130,218
5.35%, 12/07/26	235	234,843
5.40%, 06/04/27	100	100,210
5.45%, 06/12/25	320	319,738
5.45%, 08/01/29	100	100,384
5.65%, 02/01/34	165	166,913
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(c)	100	78,186
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	90	88,277
5.13%, 06/11/30 (Call 03/11/30)	65	58,591
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(c)	460	423,927
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(c)	230	193,790
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(c)	260	215,311
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(c)	290	239,402
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(c)	200	171,910
4.34%, 01/10/28 (Call 01/10/27)	330	317,291
4.38%, 01/12/26	570	558,532
4.84%, 05/09/28 (Call 05/07/27)	460	444,042
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(c)	355	347,085
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(c)	365	350,667
5.20%, 05/12/26	560	552,659
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(c)	285	283,244
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(c)	390	389,072
5.67%, 03/12/28 (Call 03/12/27),
(1-day SOFR +1.490%)(c)	240	240,187

Security	Par (000)	Value

Banks (continued)
5.69%, 03/12/30 (Call 03/12/29),
(1-day SOFR +1.740%)(c)	$205	$204,887
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(c)	220	219,386
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(c)	630	630,290
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(c)	410	419,713
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(c)	320	330,608
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(c)	150	152,472
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(c)	325	344,495
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(c)	315	333,639
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(c)	350	356,725
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(c)	350	368,529
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(c)	425	467,309
BPCE SA, 3.38%, 12/02/26	252	241,260
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	90	84,737
1.25%, 06/22/26 (Call 05/22/26)	193	177,819
3.45%, 04/07/27 (Call 03/07/27)	195	186,098
3.60%, 04/07/32 (Call 03/07/32)	185	163,235
3.95%, 08/04/25	350	343,915
5.00%, 04/28/28 (Call 03/28/28)	185	183,128
5.26%, 04/08/29 (Call 03/08/29)	135	134,547
5.62%, 07/17/26	105	105,553
5.93%, 10/02/26	150	152,006
5.99%, 10/03/28 (Call 09/03/28)	150	153,841
6.09%, 10/03/33 (Call 07/03/33)	305	314,894
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	500	501,198
5.49%, 12/04/26 (Call 11/04/26)	450	452,438
5.57%, 04/30/34 (Call 03/30/34)	135	136,914
5.80%, 09/29/28 (Call 08/29/28)	570	584,621
5.86%, 09/29/25 (Call 08/29/25)	370	372,341
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(c)	585	544,286
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(c)	555	512,250
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(c)	540	442,824
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(c)	705	586,188
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(c)	811	691,525
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(c)	525	454,798
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(c)	538	476,824
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(c)	800	676,366
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(c)	560	526,962
3.20%, 10/21/26 (Call 07/21/26)	665	632,317

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 05/01/26	$473	$455,873
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(c)	520	490,244
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(c)	511	485,501
3.70%, 01/12/26	518	504,192
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(c)	805	715,453
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(c)	625	601,998
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(c)	605	568,871
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(c)	481	459,599
4.13%, 07/25/28	485	463,470
4.30%, 11/20/26	227	221,311
4.40%, 06/10/25	501	494,599
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(c)	855	812,019
4.45%, 09/29/27	872	847,783
4.60%, 03/09/26	325	319,618
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(c)	375	368,301
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(c)	620	594,382
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(c)	260	257,480
5.50%, 09/13/25	329	328,719
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(c)	615	614,821
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(c)	450	444,103
5.88%, 02/22/33	225	230,468
6.00%, 10/31/33	170	175,153
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(c)	345	350,220
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(c)	695	729,218
6.63%, 01/15/28	45	47,165
6.63%, 06/15/32	325	346,038
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(c)	250	239,995
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	250	241,226
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	92	77,549
2.64%, 09/30/32 (Call 07/02/32)	135	102,663
2.85%, 07/27/26 (Call 04/27/26)	100	94,188
3.25%, 04/30/30 (Call 01/30/30)	190	165,910
4.30%, 12/03/25 (Call 11/03/25)	145	141,736
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(c)	50	46,225
5.84%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 2.010%)(c)	200	198,685
6.65%, 04/25/35 (Call 04/25/34),
(1-day SOFR +2.325%)(c)	75	76,915
Comerica Bank
4.00%, 07/27/25	20	19,443
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(c)	5	4,455

Security	Par (000)	Value

Banks (continued)
Comerica Inc.
4.00%, 02/01/29 (Call 11/03/28)	$110	$100,805
5.98%, 01/30/30 (Call 01/30/29),
(1-day SOFR + 2.155%)(c)	100	98,626
Commonwealth Bank of Australia/New York, 5.32%,
03/13/26	295	295,815
Cooperatieve Rabobank UA
3.75%, 07/21/26	365	350,801
4.38%, 08/04/25	345	339,022
Cooperatieve Rabobank UA/New York
4.85%, 01/09/26	40	39,768
5.04%, 03/05/27	25	24,912
5.50%, 07/18/25	95	95,121
5.50%, 10/05/26	250	251,465
Credit Suisse AG/New York
1.25%, 08/07/26	320	292,176
5.00%, 07/09/27	265	261,841
7.50%, 02/15/28	520	555,241
Deutsche Bank AG, 4.10%, 01/13/26	91	89,021
Deutsche Bank AG/New York
1.69%, 03/19/26	195	182,853
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(c)	495	468,943
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(c)	400	367,471
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(c)	305	281,133
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(c)	280	234,662
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(c)	440	387,217
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(c)	240	202,365
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(c)	260	214,873
4.10%, 01/13/26	100	97,559
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(c)	220	205,721
5.37%, 09/09/27	85	85,087
5.41%, 05/10/29	150	149,673
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(c)	200	195,551
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(c)	365	365,520
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(c)	330	340,646
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(c)	265	275,284
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(c)	240	246,186
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(c)	330	338,202
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	250	212,757
3.45%, 07/27/26 (Call 04/27/26)	280	267,282
4.25%, 03/13/26	20	19,458
4.65%, 09/13/28 (Call 06/13/28)	60	57,399
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(c)	100	91,375
2.55%, 05/05/27 (Call 04/05/27)	120	111,284

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 03/14/28 (Call 02/14/28)	$180	$171,085
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(c)	190	181,108
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(c)	85	77,343
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(c)	300	288,233
5.63%, 01/29/32 (Call 01/29/31),
(1-day SOFR + 1.840%)(c)	185	183,210
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(c)	120	123,007
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(c)	250	254,552
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	230,467
3.85%, 03/15/26 (Call 02/15/26)	135	130,599
3.95%, 07/28/25 (Call 06/28/25)	200	196,150
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	15	14,234
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	25	25,544
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	50	49,497
Goldman Sachs Bank USA/New York
5.28%, 03/18/27 (Call 03/18/26),
(1-day SOFR +0.777%)(c)	490	488,048
5.41%, 05/21/27 (Call 05/21/26),
(1-day SOFR +0.750%)(c)	350	349,113
Goldman Sachs Capital I, 6.35%, 02/15/34	20	20,602
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(c)	480	448,051
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(c)	635	590,577
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(c)	585	534,666
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(c)	940	864,324
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(c)	597	481,267
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(c)	900	734,412
2.60%, 02/07/30 (Call 11/07/29)	504	438,962
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(c)	840	701,219
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(c)	675	627,159
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(c)	695	575,262
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(c)	925	785,659
3.50%, 11/16/26 (Call 11/16/25)	640	612,100
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(c)	727	693,254
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(c)	545	518,792
3.75%, 02/25/26 (Call 11/25/25)	407	396,307
3.80%, 03/15/30 (Call 12/15/29)	598	555,324
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(c)	607	573,270
3.85%, 01/26/27 (Call 01/26/26)	703	678,579
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(c)	801	767,707
4.25%, 10/21/25	456	447,946

Security	Par (000)	Value

Banks (continued)
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(c)	$185	$181,019
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(c)	575	560,328
5.73%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.265%)(c)	480	486,423
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(c)	520	520,463
5.85%, 04/25/35 (Call 04/25/34),
(1-day SOFR + 1.552%)(c)	685	699,484
5.95%, 01/15/27	205	208,240
6.13%, 02/15/33	395	417,019
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(c)	400	416,349
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(c)	300	321,654
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(c)	470	420,376
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(c)	205	197,590
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(c)	450	393,907
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(c)	335	277,851
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(c)	755	632,730
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(c)	335	287,853
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(c)	500	416,298
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(c)	665	619,080
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(c)	605	581,642
4.25%, 08/18/25	365	357,938
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(c)	570	559,510
4.38%, 11/23/26	275	267,621
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(c)	605	583,791
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(c)	520	509,036
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(c)	510	471,219
4.95%, 03/31/30	590	578,106
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(c)	520	515,019
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(c)	475	469,001
5.55%, 03/04/30 (Call 03/04/29),
(1-day SOFR + 1.460%)(c)	340	339,928
5.60%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.060%)(c)	330	330,945
5.72%, 03/04/35 (Call 03/04/34),
(1-day SOFR + 1.780%)(b)(c)	375	376,857
5.73%, 05/17/32 (Call 05/17/31),
(1-day SOFR + 1.520%)(c)	400	401,413
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(c)	530	533,417

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(c)	$455	$464,756
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(c)	560	583,668
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(c)	440	454,393
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(c)	400	409,308
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(c)	440	464,641
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(c)	385	417,883
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(c)	240	271,724
HSBC USA Inc., 5.29%, 03/04/27	210	210,517
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(c)	75	56,614
2.55%, 02/04/30 (Call 11/04/29)	218	184,859
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(c)	185	178,928
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(c)	130	122,547
5.71%, 02/02/35 (Call 02/02/34),
(1-day SOFR + 1.870%)(c)	200	196,381
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(c)	155	157,968
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(c)	250	243,453
5.65%, 01/10/30 (Call 11/10/29)	105	105,033
Industrial & Commercial Bank of China Ltd./New
York, 3.54%, 11/08/27	250	237,259
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(c)	70	65,315
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(c)	215	181,117
3.95%, 03/29/27	505	486,908
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(c)	385	370,817
4.05%, 04/09/29	215	204,097
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(c)	230	212,042
4.55%, 10/02/28	265	257,713
5.34%, 03/19/30 (Call 03/19/29),
(1-day SOFR + 1.440%)(c)	205	203,429
5.55%, 03/19/35 (Call 03/19/34),
(1-day SOFR + 1.770%)(c)	370	366,239
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(c)	310	313,212
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(c)	295	304,225
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(c)	455	422,384
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(c)	625	585,220
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(c)	575	526,147

Security	Par (000)	Value

Banks (continued)
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(c)	$815	$757,957
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(c)	330	266,113
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(c)	660	533,829
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(c)	450	397,655
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(c)	370	337,850
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(c)	620	532,434
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(c)	780	644,610
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(c)	765	642,457
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(c)	840	738,711
2.95%, 10/01/26 (Call 07/01/26)	668	635,351
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(c)	395	370,804
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(c)	630	547,261
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(c)	900	762,466
3.20%, 06/15/26 (Call 03/15/26)	400	384,800
3.30%, 04/01/26 (Call 01/01/26)	588	568,615
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(c)	503	473,312
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(c)	610	580,615
3.63%, 12/01/27 (Call 12/01/26)	286	272,587
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(c)	610	566,962
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(c)	640	614,765
3.90%, 07/15/25 (Call 04/15/25)	560	550,646
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(c)	463	451,574
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(c)	492	469,162
4.13%, 12/15/26	484	470,739
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(c)	652	624,743
4.25%, 10/01/27	393	382,935
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(c)	610	593,244
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(c)	558	539,682
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(c)	685	657,636
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(c)	435	420,434
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(c)	660	624,327
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(c)	790	779,442
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(c)	1,090	1,055,864
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)(c)	600	592,007

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(c)	$325	$322,137
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(c)	565	564,137
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(c)	135	133,521
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(c)	1,090	1,082,352
5.57%, 04/22/28 (Call 04/22/27),
(1-day SOFR +0.930%)(c)	570	573,574
5.58%, 04/22/30 (Call 04/22/29),
(1-day SOFR +1.160%)(c)	500	505,376
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(c)	900	909,681
5.77%, 04/22/35 (Call 04/22/34),
(1-day SOFR +1.490%)(c)	325	332,055
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(c)	455	462,460
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(c)	475	488,522
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(c)	745	786,191
7.63%, 10/15/26	135	142,264
7.75%, 07/15/25	65	66,680
8.00%, 04/29/27	145	155,995
8.75%, 09/01/30	135	157,431
JPMorgan Chase Bank NA, 5.11%, 12/08/26
(Call 11/08/26)	400	399,114
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	45	41,258
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	243,372
3.40%, 05/20/26	250	236,587
3.90%, 04/13/29 (Call 03/13/29)	250	223,892
4.15%, 08/08/25	250	244,533
4.90%, 08/08/32	255	225,205
5.85%, 11/15/27 (Call 10/16/27)	270	268,123
KeyCorp
2.25%, 04/06/27	175	158,353
2.55%, 10/01/29	208	175,504
4.10%, 04/30/28	145	136,240
4.15%, 10/29/25	128	124,903
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(c)	130	118,097
6.40%, 03/06/35 (Call 03/06/34),
(1-day SOFR + 2.420%)(c)	100	100,642
Korea Development Bank (The)
0.80%, 07/19/26	95	86,748
1.00%, 09/09/26	20	18,240
2.00%, 09/12/26(b)	270	251,876
2.00%, 10/25/31	65	52,760
2.25%, 02/24/27	40	37,185
3.00%, 01/13/26	210	202,907
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	1,345	1,274,964
0.63%, 01/22/26	940	875,543
0.75%, 09/30/30	185	146,618
1.00%, 10/01/26	1,120	1,026,772
1.75%, 09/14/29	558	484,398
2.88%, 04/03/28	807	756,152
3.00%, 05/20/27	325	309,265
3.13%, 06/10/25	360	352,446

Security	Par (000)	Value

Banks (continued)
3.63%, 04/01/26	$230	$224,590
3.75%, 02/15/28	680	658,338
3.88%, 06/15/28	375	364,163
4.00%, 03/15/29	1,235	1,202,678
4.13%, 07/15/33	850	818,974
4.38%, 03/01/27	40	39,581
4.38%, 02/28/34	455	447,325
4.63%, 08/07/26	405	402,793
4.75%, 10/29/30	380	383,253
5.00%, 03/16/26	115	115,006
5.13%, 09/29/25	415	414,938
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	395	366,828
0.88%, 09/03/30	170	135,492
1.75%, 07/27/26	340	318,242
2.38%, 06/10/25	220	213,647
3.88%, 09/28/27	200	194,577
3.88%, 06/14/28	45	43,662
5.00%, 10/24/33	82	84,151
Series 37, 2.50%, 11/15/27	160	148,605
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(c)	150	138,913
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(c)	355	332,693
3.75%, 01/11/27	295	283,356
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(c)	325	310,388
4.38%, 03/22/28	300	289,631
4.55%, 08/16/28	265	256,286
4.58%, 12/10/25	330	324,013
4.65%, 03/24/26	350	343,158
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(c)	300	296,288
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(c)	260	248,605
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(c)	210	209,352
5.68%, 01/05/35 (Call 01/05/34),
(1-year CMT + 1.750%)(c)	400	398,550
5.72%, 06/05/30 (Call 06/05/29),
(1-year CMT + 1.070%)(c)	200	201,174
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(c)	265	267,990
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(c)	355	356,883
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(c)	230	257,443
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(c)	150	143,202
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(c)	175	161,004
6.08%, 03/13/32 (Call 03/13/31),
(1-day SOFR +2.260%)(c)	160	158,571
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(c)	265	278,552
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (Call 12/27/25)	280	273,816
4.70%, 01/27/28 (Call 12/27/27)	125	119,993

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	$430	$410,919
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(c)	380	350,289
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(c)	305	279,355
2.05%, 07/17/30	40	33,193
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(c)	500	409,276
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(c)	325	300,724
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(c)	150	123,602
2.56%, 02/25/30	310	267,992
2.76%, 09/13/26	280	264,440
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(c)	220	185,271
3.20%, 07/18/29	435	394,516
3.29%, 07/25/27	240	226,806
3.68%, 02/22/27	280	269,452
3.74%, 03/07/29	370	347,473
3.85%, 03/01/26	505	492,188
3.96%, 03/02/28	281	269,658
4.05%, 09/11/28	230	221,243
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(c)	210	202,735
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(c)	150	139,722
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(c)	325	321,878
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(c)	390	383,517
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(c)	200	199,399
5.26%, 04/17/30 (Call 04/17/29),
(1-year CMT + 0.820%)(c)	200	199,198
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(c)	55	54,957
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(c)	270	271,081
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(c)	255	255,831
5.43%, 04/17/35 (Call 04/17/34),
(1-year CMT + 1.000%)(c)	400	397,912
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(c)	215	216,187
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(c)	230	230,902
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(c)	270	248,582
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(c)	25	23,050
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(c)	90	73,045
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(c)	220	177,286
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(c)	360	297,959
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(c)	205	165,627
Security	Par (000)	Value

Banks (continued)
2.56%, 09/13/31	$220	$178,787
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(c)	115	97,821
2.84%, 09/13/26	263	248,599
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(c)	200	175,992
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(c)	140	125,561
3.17%, 09/11/27	260	243,407
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(c)	120	108,716
3.66%, 02/28/27	225	215,509
4.02%, 03/05/28	280	268,312
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(c)	230	219,655
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(c)	215	214,134
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(c)	220	220,119
5.58%, 05/26/35 (Call 05/26/34),
(1-year CMT + 1.300%)(c)	200	198,967
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(c)	210	211,476
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(c)	15	15,167
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(c)	200	202,565
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(c)	200	202,752
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(c)	305	308,756
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(c)	565	526,670
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(c)	690	635,070
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(c)	780	723,733
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(c)	615	489,760
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(c)	575	459,010
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(c)	845	685,128
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(c)	520	482,999
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(c)	695	547,717
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(c)	645	529,974
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(c)	785	682,895
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(c)	645	543,528
3.13%, 07/27/26	709	677,336
3.59%, 07/22/28 (Call 07/22/27)(c)	746	706,974
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(c)	650	593,427
3.63%, 01/20/27	688	661,641
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(c)	716	678,510

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 01/27/26	$679	$662,733
3.95%, 04/23/27	474	457,347
4.00%, 07/23/25	640	629,732
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(c)	565	547,616
4.35%, 09/08/26	433	423,266
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(c)	699	672,996
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(c)	490	484,588
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(c)	540	517,451
5.00%, 11/24/25	470	466,264
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(c)	370	367,520
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(c)	640	635,590
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(c)	565	561,174
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(c)	660	655,373
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(c)	815	797,009
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(c)	405	386,522
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(c)	625	618,602
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(c)	260	260,814
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(c)	195	193,640
5.65%, 04/13/28 (Call 04/13/27),
(1-day SOFR +1.010%)(c)	370	372,619
5.66%, 04/18/30 (Call 04/18/29),
(1-day SOFR +1.260%)(c)	500	506,557
5.83%, 04/19/35 (Call 04/19/34),
(1-day SOFR +1.580%)(c)	605	617,127
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(c)	215	212,613
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(c)	485	481,539
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(c)	145	146,114
6.25%, 08/09/26	100	101,866
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(c)	480	493,543
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(c)	720	761,290
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(c)	390	405,970
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(c)	465	500,310
7.25%, 04/01/32	325	367,443
Morgan Stanley Bank N.A., 5.50%, 05/26/28
(Call 05/26/27), (1-day SOFR +0.865%)(c)	250	250,976
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	400	395,842
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)(c)	265	262,311
5.48%, 07/16/25 (Call 06/16/25)	270	270,215
5.88%, 10/30/26 (Call 09/30/26)	325	328,959
Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$300	$284,007
3.38%, 01/14/26	270	262,294
3.91%, 06/09/27	80	77,446
4.75%, 12/10/25	315	312,760
4.79%, 01/10/29	250	247,371
4.90%, 06/13/28	250	248,992
4.94%, 01/12/28	270	269,092
4.97%, 01/12/26	90	89,585
National Bank of Canada, 5.60%, 12/18/28	250	251,975
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(c)	470	434,061
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(c)	200	167,867
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(c)	215	200,779
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(c)	275	261,580
4.80%, 04/05/26	320	315,992
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(c)	485	472,539
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(c)	395	386,997
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(c)	200	199,534
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(c)	205	204,991
5.78%, 03/01/35 (Call 03/01/34),
(1-year CMT + 1.500%)(c)	200	200,278
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(c)	235	237,365
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(c)	305	305,833
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(c)	215	219,727
6.48%, 06/01/34 (Call 03/01/29),
(5-year CMT + 2.200%)(c)	200	203,439
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(c)	310	317,438
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	180	151,675
3.15%, 05/03/29 (Call 02/03/29)	102	93,792
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(c)	72	67,604
3.65%, 08/03/28 (Call 05/03/28)	101	96,273
3.95%, 10/30/25	193	189,285
4.00%, 05/10/27 (Call 04/10/27)	180	175,110
6.13%, 11/02/32 (Call 08/02/32)	160	166,002
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	164	154,244
0.50%, 02/02/26	185	171,589
3.63%, 09/09/27	15	14,478
4.13%, 01/20/26	95	93,582
4.13%, 01/18/29	460	450,003
4.25%, 03/01/28	35	34,390
4.63%, 11/03/25	70	69,474
5.00%, 10/23/26	90	90,215
PNC Bank NA
2.70%, 10/22/29	220	190,973
3.10%, 10/25/27 (Call 09/25/27)	310	288,887

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 06/01/25 (Call 05/02/25)	$275	$268,854
3.25%, 01/22/28 (Call 12/23/27)	250	233,349
4.05%, 07/26/28	290	274,844
4.20%, 11/01/25 (Call 10/02/25)	92	90,090
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	200	182,848
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(c)	374	308,114
2.55%, 01/22/30 (Call 10/24/29)	395	343,078
2.60%, 07/23/26 (Call 05/23/26)	270	255,606
3.15%, 05/19/27 (Call 04/19/27)	278	263,413
3.45%, 04/23/29 (Call 01/23/29)	394	363,704
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(c)	150	138,885
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(c)	300	296,253
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(c)	285	273,643
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(c)	120	119,653
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(c)	280	279,565
5.49%, 05/14/30 (Call 05/14/29),
(1-day SOFR + 1.198%)(c)	275	275,323
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(c)	397	399,317
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(c)	170	169,958
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(c)	167	167,245
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(c)	200	203,588
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(c)	465	477,271
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(c)	270	276,487
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(c)	375	406,142
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)	85	73,207
Royal Bank of Canada
0.88%, 01/20/26	301	280,987
1.15%, 06/10/25	385	368,866
1.15%, 07/14/26	215	197,251
1.20%, 04/27/26	460	426,028
1.40%, 11/02/26	244	223,277
2.05%, 01/21/27	60	55,568
2.30%, 11/03/31	320	263,464
3.63%, 05/04/27	265	254,376
3.88%, 05/04/32	190	173,233
4.24%, 08/03/27	260	253,110
4.65%, 01/27/26	382	377,060
4.88%, 01/12/26	220	218,496
4.88%, 01/19/27	225	223,366
4.90%, 01/12/28	255	252,606
4.95%, 02/01/29	215	213,072
5.00%, 02/01/33	365	357,782
5.00%, 05/02/33	200	196,792
5.15%, 02/01/34	315	310,436
5.20%, 07/20/26	265	264,505
5.20%, 08/01/28	220	220,943
Security	Par (000)	Value

Banks (continued)
6.00%, 11/01/27	$285	$292,076
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(c)	255	233,917
3.24%, 10/05/26 (Call 08/05/26)	118	111,186
3.45%, 06/02/25 (Call 05/02/25)	180	175,745
4.40%, 07/13/27 (Call 04/14/27)	254	245,106
4.50%, 07/17/25 (Call 04/17/25)	280	275,607
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(c)	130	129,336
6.12%, 05/31/27 (Call 05/31/26),
(1-day SOFR +1.232%)(c)	70	70,246
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(c)	105	105,709
6.34%, 05/31/35 (Call 05/31/34),
(1-day SOFR + 2.138%)(c)	70	70,085
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(c)	170	173,299
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(c)	175	178,942
7.66%, 11/09/31 (Call 11/09/30),
(1-day SOFR + 3.280%)(c)	145	156,745
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(c).	225	213,575
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(c)	255	234,888
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(c)	185	170,089
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(c)	200	167,601
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(c)	205	192,766
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(c)	255	261,739
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(c)	355	360,066
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(c)	140	128,685
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(c)	160	148,173
2.20%, 03/03/31	210	174,143
2.40%, 01/24/30	206	180,383
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(c)	145	120,607
2.65%, 05/19/26	270	257,326
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(c)	100	87,576
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(c)	135	121,288
3.55%, 08/18/25	245	240,423
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(c)	95	91,151
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(c)	184	169,312
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(c)	100	94,454
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(c)	120	115,397
4.99%, 03/18/27 (Call 02/18/27)	195	194,671

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(c)	$140	$137,653
5.27%, 08/03/26 (Call 07/03/26)	104	103,985
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(c)	205	209,163
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(c)	115	115,394
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(c)	85	86,703
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(c)	125	129,160
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	255	237,558
1.40%, 09/17/26	490	448,634
1.47%, 07/08/25	110	105,309
1.71%, 01/12/31	200	159,339
1.90%, 09/17/28	380	331,240
2.13%, 07/08/30	95	79,032
2.14%, 09/23/30	205	169,299
2.17%, 01/14/27	50	46,261
2.22%, 09/17/31	295	239,022
2.47%, 01/14/29	200	177,047
2.63%, 07/14/26	463	437,893
2.72%, 09/27/29	200	176,122
2.75%, 01/15/30	365	318,567
3.01%, 10/19/26	350	331,499
3.04%, 07/16/29	635	570,200
3.20%, 09/17/29	165	148,632
3.35%, 10/18/27	285	268,090
3.36%, 07/12/27	465	440,120
3.45%, 01/11/27	267	255,423
3.54%, 01/17/28	245	231,380
3.78%, 03/09/26	355	345,490
3.94%, 07/19/28	90	85,861
4.31%, 10/16/28	250	242,952
5.46%, 01/13/26	425	425,043
5.52%, 01/13/28	70	70,659
5.71%, 01/13/30	340	345,628
5.72%, 09/14/28	310	315,138
5.77%, 01/13/33	405	415,402
5.78%, 07/13/33	200	205,275
5.80%, 07/13/28	240	244,509
5.81%, 09/14/33	10	10,326
5.85%, 07/13/30	210	214,889
5.88%, 07/13/26	210	212,013
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	265	261,353
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	270	260,452
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)	85	83,949
Toronto-Dominion Bank (The)
0.75%, 09/11/25	280	264,180
0.75%, 01/06/26	300	279,153
1.15%, 06/12/25	225	215,505
1.20%, 06/03/26	359	330,840
1.25%, 09/10/26	355	324,302
1.95%, 01/12/27(b)	220	203,365
2.00%, 09/10/31	220	177,447
2.45%, 01/12/32	150	122,937
2.80%, 03/10/27	290	271,639
3.20%, 03/10/32	320	275,772
Security	Par (000)	Value

Banks (continued)
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(c)	$330	$314,852
3.77%, 06/06/25	415	407,925
4.11%, 06/08/27	402	389,511
4.46%, 06/08/32	425	399,615
4.69%, 09/15/27	365	358,752
4.98%, 04/05/27	175	173,664
4.99%, 04/05/29	175	172,674
5.10%, 01/09/26	65	64,767
5.16%, 01/10/28	100	99,715
5.26%, 12/11/26	135	134,862
5.52%, 07/17/28	270	272,322
5.53%, 07/17/26	240	240,627
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	360	297,440
3.30%, 05/15/26 (Call 04/15/26)	290	278,006
3.63%, 09/16/25 (Call 08/16/25)	50	48,666
3.80%, 10/30/26 (Call 09/30/26)	75	72,031
4.05%, 11/03/25 (Call 09/03/25)	95	93,244
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	204	179,304
1.20%, 08/05/25 (Call 07/03/25)	145	137,785
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(c)	420	389,623
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(c)	330	286,962
1.95%, 06/05/30 (Call 03/05/30)	180	147,660
3.70%, 06/05/25 (Call 05/05/25)	255	250,076
3.88%, 03/19/29 (Call 02/16/29)	175	162,525
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(c)	255	244,988
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(c)	330	324,564
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(c)	390	381,563
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(c)	275	253,635
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(c)	250	237,974
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(c)	115	114,319
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(c)	345	342,949
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(c)	405	406,490
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(c)	310	310,685
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(c)	170	171,235
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(c)	170	173,500
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(c)	285	301,855
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	330	264,008
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(c)	345	317,411
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(c)	225	175,863
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(c)	225	184,365

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 07/30/29 (Call 04/30/29)	$215	$190,869
3.10%, 04/27/26 (Call 03/27/26)	318	304,823
3.90%, 04/26/28 (Call 03/24/28)	237	226,487
3.95%, 11/17/25 (Call 10/17/25)	164	160,632
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.6600%)(c)	420	408,714
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(c)	390	379,919
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(c)	460	433,047
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(c)	330	308,175
5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(c)	100	99,703
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(c)	400	399,327
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(c)	335	335,516
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(c)	425	429,601
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(c)	301	303,220
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(c)	385	389,307
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(c)	200	205,818
Series V, 2.38%, 07/22/26 (Call 06/22/26)	335	315,691
Series X, 3.15%, 04/27/27 (Call 03/27/27)	298	283,015
UBS AG/London
1.25%, 06/01/26	225	207,420
5.65%, 09/11/28	300	305,179
5.80%, 09/11/25	225	225,907
UBS Group AG, 4.55%, 04/17/26	425	417,749
Wachovia Corp., 7.57%, 08/01/26(d)	85	88,256
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	70	64,304
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(c)	757	694,173
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(c)	665	572,040
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(c)	745	656,267
3.00%, 04/22/26	789	755,467
3.00%, 10/23/26	796	754,721
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(c)	590	564,066
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(c)	1,015	875,083
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(c)	875	831,873
3.55%, 09/29/25	633	617,339
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(c)	707	671,798
4.10%, 06/03/26	566	551,756
4.15%, 01/24/29 (Call 10/24/28)	587	562,333
4.30%, 07/22/27	558	542,055
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(c)	570	542,482
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(c)	410	405,011
Security	Par (000)	Value

Banks (continued)
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(c)	$675	$662,937
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(c)	1,060	1,014,310
5.20%, 01/23/30 (Call 01/22/29),
(1-day SOFR + 1.500%)(c)	445	441,071
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(c)	890	875,744
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(c)	340	337,079
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(c)	965	960,308
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(c)	935	940,561
5.71%, 04/22/28 (Call 04/22/27),
(1-day SOFR +1.070%)(c)	595	599,036
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(c)	615	635,994
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(c)	775	824,575
Series B, 7.95%, 11/15/29	105	116,158
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	330	327,543
5.25%, 12/11/26 (Call 11/10/26)	530	529,984
5.45%, 08/07/26 (Call 07/07/26)	540	541,823
5.55%, 08/01/25 (Call 07/01/25)	310	310,601
Westpac Banking Corp.
1.15%, 06/03/26	374	345,544
1.95%, 11/20/28	356	312,347
2.15%, 06/03/31	225	186,771
2.65%, 01/16/30	305	270,005
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(c)	255	209,223
2.70%, 08/19/26	340	322,672
2.85%, 05/13/26	455	435,412
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(c)	205	167,732
3.35%, 03/08/27	238	227,594
3.40%, 01/25/28	297	281,095
3.74%, 08/26/25	55	53,943
4.04%, 08/26/27	210	204,180
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(c)	200	183,867
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(c)	220	212,132
5.05%, 04/16/29	225	224,569
5.20%, 04/16/26	225	224,856
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(c)	195	190,132
5.46%, 11/18/27	360	364,549
5.51%, 11/17/25	290	291,174
5.54%, 11/17/28	320	326,125
6.82%, 11/17/33	175	187,329
Wintrust Financial Corp., 4.85%, 06/06/29	10	9,135
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	100	82,943
		291,040,009
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 3.65%, 02/01/26
(Call 11/01/25)	5	4,883

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	$420	$387,963
4.00%, 04/13/28 (Call 01/13/28)	350	339,714
4.75%, 01/23/29 (Call 10/23/28)	928	921,120
4.90%, 01/23/31 (Call 10/23/30)	210	209,573
5.00%, 06/15/34 (Call 03/15/34)	145	142,500
Brown-Forman Corp., 4.75%, 04/15/33
(Call 01/15/33)	85	82,762
Coca-Cola Co. (The)
1.00%, 03/15/28	220	191,735
1.38%, 03/15/31	328	261,667
1.45%, 06/01/27	465	422,039
1.50%, 03/05/28	125	111,175
1.65%, 06/01/30	240	199,154
2.00%, 03/05/31	205	170,738
2.13%, 09/06/29	270	236,655
2.25%, 01/05/32	475	396,465
2.90%, 05/25/27	230	217,919
3.38%, 03/25/27	238	229,233
3.45%, 03/25/30	308	285,674
5.00%, 05/13/34 (Call 02/13/34)	175	174,536
Coca-Cola Consolidated Inc.
3.80%, 11/25/25 (Call 08/25/25)	155	151,443
5.25%, 06/01/29 (Call 05/01/29)	100	100,259
5.45%, 06/01/34 (Call 03/01/34)	100	100,504
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	80	61,359
2.75%, 01/22/30 (Call 10/22/29)	30	26,420
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	240	195,708
2.88%, 05/01/30 (Call 02/01/30)	135	117,975
3.15%, 08/01/29 (Call 05/01/29)	180	162,600
3.60%, 02/15/28 (Call 11/15/27)	165	155,691
3.70%, 12/06/26 (Call 09/06/26)	174	167,384
4.35%, 05/09/27 (Call 04/09/27)	155	151,274
4.40%, 11/15/25 (Call 09/15/25)	185	182,264
4.65%, 11/15/28 (Call 08/15/28)	115	112,452
4.75%, 12/01/25	50	49,441
4.75%, 05/09/32 (Call 02/09/32)	155	148,405
4.80%, 01/15/29 (Call 12/15/28)	80	78,630
4.90%, 05/01/33 (Call 02/01/33)	175	168,111
5.00%, 02/02/26 (Call 06/11/24)	205	204,692
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	100	94,956
2.00%, 04/29/30 (Call 01/29/30)	255	215,324
2.13%, 04/29/32 (Call 01/29/32)	15	12,084
2.38%, 10/24/29 (Call 07/24/29)	220	193,050
3.88%, 05/18/28 (Call 02/18/28)	50	47,973
5.20%, 10/24/25	220	219,597
5.30%, 10/24/27 (Call 09/24/27)	15	15,106
5.38%, 10/05/26 (Call 09/05/26)	215	216,187
5.50%, 01/24/33 (Call 10/24/32)	15	15,302
5.63%, 10/05/33 (Call 07/05/33)	230	237,484
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	125	103,504
2.55%, 09/15/26 (Call 06/15/26)	145	136,423
3.20%, 05/01/30 (Call 02/01/30)	170	152,567
3.40%, 11/15/25 (Call 08/15/25)	150	145,755
3.43%, 06/15/27 (Call 03/15/27)	150	142,451
3.95%, 04/15/29 (Call 02/15/29)	250	236,614
4.05%, 04/15/32 (Call 01/15/32)	255	235,305
Security	Par (000)	Value

Beverages (continued)
4.60%, 05/25/28 (Call 02/25/28)	$285	$278,922
5.05%, 03/15/29 (Call 02/15/29)	75	74,494
5.10%, 03/15/27 (Call 02/15/27)	75	74,790
5.30%, 03/15/34 (Call 12/15/33)	110	109,101
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	125	123,999
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	558	531,649
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	160	127,882
1.63%, 05/01/30 (Call 02/01/30)	204	169,765
1.95%, 10/21/31 (Call 07/21/31)	190	155,330
2.38%, 10/06/26 (Call 07/06/26)	304	286,528
2.63%, 03/19/27 (Call 01/19/27)	150	140,976
2.63%, 07/29/29 (Call 04/29/29)	283	254,939
2.75%, 03/19/30 (Call 12/19/29)	330	293,385
2.85%, 02/24/26 (Call 11/24/25)	145	139,807
3.00%, 10/15/27 (Call 07/15/27)	368	346,424
3.50%, 07/17/25 (Call 04/17/25)	180	176,593
3.60%, 02/18/28 (Call 01/18/28)	215	206,294
3.90%, 07/18/32 (Call 04/18/32)	385	357,231
4.45%, 05/15/28 (Call 04/15/28)(b)	175	173,213
4.45%, 02/15/33 (Call 11/15/32)(b)	175	173,030
4.55%, 02/13/26 (Call 01/13/26)	155	153,885
5.13%, 11/10/26 (Call 10/10/26)	160	160,668
5.25%, 11/10/25	220	220,646
7.00%, 03/01/29	135	147,383
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	100	98,408
4.65%, 02/16/27 (Call 01/16/27)	100	99,102
4.70%, 02/16/34 (Call 11/16/33)	115	111,262
		14,925,505
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	350	304,425
2.00%, 01/15/32 (Call 10/15/31)	235	187,779
2.20%, 02/21/27 (Call 12/21/26)	242	223,727
2.30%, 02/25/31 (Call 11/25/30)	235	196,495
2.45%, 02/21/30 (Call 11/21/29)	305	264,132
2.60%, 08/19/26 (Call 05/19/26)	365	345,203
3.00%, 02/22/29 (Call 12/22/28)	165	151,113
3.20%, 11/02/27 (Call 08/02/27)	77	72,314
3.35%, 02/22/32 (Call 11/22/31)	240	211,404
4.05%, 08/18/29 (Call 06/18/29)	290	275,746
4.20%, 03/01/33 (Call 12/01/32)	170	156,695
5.15%, 03/02/28 (Call 02/02/28)	855	852,885
5.25%, 03/02/30 (Call 01/02/30)	665	666,864
5.25%, 03/02/33 (Call 12/02/32)	925	917,987
5.51%, 03/02/26 (Call 06/11/24)	65	64,955
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	250	246,203
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	370	311,710
4.05%, 09/15/25 (Call 06/15/25)	425	417,557
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	135	127,549
3.70%, 03/15/32 (Call 12/15/31)	210	184,846
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)(b)	195	172,495
1.65%, 10/01/30 (Call 07/01/30)	235	191,574
2.95%, 03/01/27 (Call 12/01/26)	372	352,137
3.65%, 03/01/26 (Call 12/01/25)	633	615,325
5.25%, 10/15/33 (Call 07/15/33)	185	185,060

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	$140	$114,469
5.75%, 12/13/27 (Call 11/13/27)	130	130,736
5.80%, 12/12/25 (Call 11/12/25)	140	140,054
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	323	263,065
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	175	165,657
1.75%, 09/02/27 (Call 07/02/27)	250	223,024
2.15%, 09/02/31 (Call 06/02/31)	169	134,758
2.20%, 09/02/30 (Call 06/02/30)	300	247,918
		9,115,861
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	111	103,321
2.70%, 02/15/31 (Call 11/15/30)	135	115,466
2.72%, 02/15/30 (Call 11/15/29)	530	465,063
5.80%, 11/30/25	265	266,262
5.90%, 03/15/34 (Call 12/15/33)	95	98,685
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)	230	191,759
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	185	166,599
4.00%, 06/15/25 (Call 03/15/25)	115	112,937
4.00%, 03/25/32 (Call 12/25/31)	95	85,642
5.88%, 06/01/33 (Call 03/01/33)	165	166,140
Johnson Controls International PLC, 3.90%,
02/14/26 (Call 11/14/25)	181	176,378
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	185	151,439
2.00%, 09/16/31 (Call 06/16/31)	125	100,173
4.90%, 12/01/32 (Call 09/01/32)	60	58,420
5.50%, 04/19/29 (Call 03/19/29)	100	100,987
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	120	114,104
1.70%, 08/01/27 (Call 06/01/27)	100	89,430
5.50%, 09/15/28 (Call 08/15/28)	125	125,478
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	240	198,133
3.45%, 06/01/27 (Call 03/01/27)	25	23,791
3.50%, 12/15/27 (Call 09/15/27)	154	145,590
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	125	107,777
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	115	100,203
2.00%, 10/01/30 (Call 07/01/30)	85	69,153
2.00%, 02/15/31 (Call 11/15/30)	170	138,073
3.50%, 11/15/27 (Call 08/15/27)	75	70,674
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)	100	101,808
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	125	119,602
3.88%, 06/01/30 (Call 03/01/30)	105	97,616
3.95%, 08/15/29 (Call 05/15/29)	130	122,186
5.50%, 06/15/27 (Call 05/15/27)	50	50,269
5.70%, 06/15/34 (Call 03/15/34)	105	105,687
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	155	150,071
3.80%, 03/21/29 (Call 12/21/28)	173	163,803
5.25%, 03/03/33 (Call 12/03/32)	55	55,099
Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Global Holding Co. Ltd., 3.75%,
08/21/28 (Call 05/21/28)	$140	$133,069
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	185	167,904
3.90%, 04/01/27 (Call 01/01/27)	115	111,414
		4,920,205
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	65	61,849
1.85%, 05/15/27 (Call 03/15/27)	140	128,358
2.05%, 05/15/30 (Call 02/15/30)	207	175,998
4.60%, 02/08/29 (Call 01/08/29)	225	222,047
4.75%, 02/08/31 (Call 12/08/30)	190	187,376
4.80%, 03/03/33 (Call 12/03/32)	195	190,721
4.85%, 02/08/34 (Call 11/08/33)	230	224,270
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	145	141,901
5.05%, 06/01/32 (Call 03/01/32)(b)	145	139,452
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	103	96,290
5.00%, 06/30/32 (Call 03/30/32)	115	112,704
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	70	63,945
6.17%, 07/15/27 (Call 06/15/27)	450	456,145
6.33%, 07/15/29 (Call 05/15/29)	162	166,357
6.35%, 11/15/28 (Call 10/15/28)	220	225,856
6.38%, 07/15/32 (Call 04/15/32)	233	239,562
6.55%, 11/15/30 (Call 09/15/30)	275	287,205
6.70%, 11/15/33 (Call 08/15/33)	225	236,651
CF Industries Inc., 5.15%, 03/15/34	110	105,152
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	235	197,166
4.80%, 11/30/28 (Call 08/30/28)	193	190,822
5.15%, 02/15/34 (Call 11/15/33)	80	78,476
6.30%, 03/15/33 (Call 12/15/32)(b)	60	63,517
7.38%, 11/01/29	209	229,506
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	413	407,770
4.73%, 11/15/28 (Call 08/15/28)	555	551,007
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	155	150,480
5.63%, 02/20/34 (Call 11/20/33)	90	89,537
5.75%, 03/08/33 (Call 12/08/32)	135	135,934
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	213	168,833
1.65%, 02/01/27 (Call 01/01/27)	75	68,807
2.13%, 02/01/32 (Call 11/01/31)	117	95,744
2.70%, 11/01/26 (Call 08/01/26)	275	260,689
3.25%, 12/01/27 (Call 09/01/27)	104	98,187
4.80%, 03/24/30 (Call 12/24/29)	177	175,393
5.25%, 01/15/28 (Call 12/15/27)	240	242,067
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	202	193,937
2.30%, 07/15/30 (Call 04/15/30)	206	175,976
4.50%, 05/15/26 (Call 04/15/26)	85	83,723
4.80%, 05/15/33 (Call 02/15/33)	40	38,694
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	120	113,575
3.45%, 10/01/29 (Call 07/01/29)	168	150,957
5.15%, 05/18/26 (Call 04/18/26)	120	119,076
5.65%, 05/18/33 (Call 02/18/33)(b)	120	118,000

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	$136	$111,770
4.50%, 05/01/29 (Call 02/01/29)	188	177,505
International Flavors & Fragrances Inc., 4.45%,
09/26/28 (Call 06/26/28)	25	23,991
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	266	212,925
3.20%, 01/30/26 (Call 10/30/25)	150	145,198
4.70%, 12/05/25 (Call 11/05/25)	165	164,004
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	160	152,908
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	140	132,055
2.25%, 10/01/30 (Call 07/01/30)	185	155,690
5.50%, 03/01/34 (Call 12/01/33)	165	163,071
5.63%, 05/15/33 (Call 02/15/33)	115	116,571
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	85	81,602
5.38%, 11/15/28 (Call 10/15/28)	100	99,968
5.45%, 11/15/33 (Call 05/15/33)	15	14,810
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	125	103,642
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	129	113,877
4.00%, 12/15/26 (Call 09/15/26)	125	120,925
4.20%, 04/01/29 (Call 01/01/29)	185	177,191
4.90%, 03/27/28 (Call 02/27/28)	175	172,990
5.95%, 11/07/25	175	175,985
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	200	185,720
2.55%, 06/15/30 (Call 03/15/30)	155	133,680
2.80%, 08/15/29 (Call 05/15/29)	60	53,461
3.75%, 03/15/28 (Call 12/15/27)	115	109,761
Rohm & Haas Co., 7.85%, 07/15/29	30	33,011
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	100	83,283
3.75%, 03/15/27 (Call 12/15/26)	99	94,521
4.55%, 03/01/29 (Call 12/01/28)	112	107,845
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	125	100,917
2.30%, 05/15/30 (Call 02/15/30)	192	163,558
2.95%, 08/15/29 (Call 05/15/29)	170	152,316
3.45%, 08/01/25 (Call 05/01/25)	115	112,199
3.45%, 06/01/27 (Call 03/01/27)	345	328,556
3.95%, 01/15/26 (Call 10/15/25)	85	83,145
4.25%, 08/08/25	90	88,741
Westlake Corp.
3.38%, 06/15/30 (Call 03/15/30)	135	120,910
3.60%, 08/15/26 (Call 05/15/26)	189	181,460
		12,409,474
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	305	244,706
1.70%, 05/15/28 (Call 03/15/28)	385	341,930
3.38%, 09/15/25 (Call 06/15/25)	334	327,088
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)(b)	135	120,097
3.88%, 08/15/30 (Call 05/15/30)	165	149,694
5.25%, 10/01/25 (Call 07/01/25)	80	79,350
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	283	273,486
4.00%, 05/01/32 (Call 02/01/32)	191	177,877
Security	Par (000)	Value

Commercial Services (continued)
Cornell University, 4.84%, 06/15/34
(Call 03/15/34)(b)	$100	$98,885
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	100	84,674
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	220	179,612
2.60%, 12/15/25 (Call 11/15/25)	144	137,669
3.10%, 05/15/30 (Call 02/15/30)	185	164,127
5.10%, 12/15/27 (Call 11/15/27)	210	208,174
5.10%, 06/01/28 (Call 05/01/28)	185	183,707
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	190	176,302
2.15%, 01/15/27 (Call 12/15/26)	185	170,605
2.90%, 05/15/30 (Call 02/15/30)	215	186,064
2.90%, 11/15/31 (Call 08/15/31)	120	99,987
3.20%, 08/15/29 (Call 05/15/29)	312	278,597
4.45%, 06/01/28 (Call 03/01/28)	110	105,903
4.80%, 04/01/26 (Call 01/01/26)	88	86,722
4.95%, 08/15/27 (Call 07/15/27)	150	148,018
5.30%, 08/15/29 (Call 06/15/29)	85	83,951
5.40%, 08/15/32 (Call 05/15/32)	170	166,795
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	145	133,086
2.65%, 07/15/31 (Call 04/15/31)	115	92,259
6.25%, 05/06/29 (Call 04/06/29)	95	96,322
6.50%, 05/06/34 (Call 02/06/34)	75	76,196
Johns Hopkins University, 4.71%, 07/01/32
(Call 04/01/32)	65	64,165
Leland Stanford Junior University (The), 1.29%,
06/01/27 (Call 04/01/27)	45	40,538
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	70	56,521
3.25%, 01/15/28 (Call 10/15/27)	200	189,205
4.25%, 02/01/29 (Call 11/01/28)	135	130,665
4.25%, 08/08/32 (Call 05/08/32)	175	163,821
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	339	326,534
2.30%, 06/01/30 (Call 03/01/30)	230	196,909
2.65%, 10/01/26 (Call 08/01/26)	240	226,751
2.85%, 10/01/29 (Call 07/01/29)	351	314,998
3.90%, 06/01/27 (Call 05/01/27)	105	101,621
4.40%, 06/01/32 (Call 03/01/32)	235	223,457
5.15%, 06/01/34 (Call 03/01/34)	125	122,970
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	210	169,680
2.90%, 10/01/30 (Call 07/01/30)	240	209,352
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	210	186,769
4.00%, 03/18/29 (Call 12/18/28)	143	136,465
4.75%, 05/20/32 (Call 02/20/32)	105	102,000
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	165	132,345
2.45%, 03/01/27 (Call 02/01/27)	195	181,667
2.50%, 12/01/29 (Call 09/01/29)	139	121,939
2.70%, 03/01/29 (Call 01/01/29)	215	193,717
2.90%, 03/01/32 (Call 12/01/31)	250	214,894
2.95%, 01/22/27 (Call 10/22/26)	179	169,505
4.25%, 05/01/29 (Call 02/01/29)	255	246,414
4.75%, 08/01/28 (Call 05/01/28)	270	267,380
5.25%, 09/15/33 (Call 06/15/33)(a)	90	90,641

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	$148	$119,722
UL Solutions Inc., 6.50%, 10/20/28
(Call 09/20/28)(a)	95	98,822
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	290	284,861
4.13%, 03/15/29 (Call 12/15/28)	170	162,034
5.25%, 06/05/34 (Call 03/05/34)	80	78,325
5.75%, 04/01/33 (Call 01/01/33)	120	122,497
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	170	141,053
		10,260,120
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	195	164,468
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	370	350,591
0.70%, 02/08/26 (Call 01/08/26)	660	614,507
1.20%, 02/08/28 (Call 12/08/27)	610	536,952
1.25%, 08/20/30 (Call 05/20/30)	335	271,980
1.40%, 08/05/28 (Call 06/05/28)	485	424,259
1.65%, 05/11/30 (Call 02/11/30)	428	358,216
1.65%, 02/08/31 (Call 11/08/30)	610	501,470
1.70%, 08/05/31 (Call 05/05/31)	235	190,764
2.05%, 09/11/26 (Call 07/11/26)	380	356,215
2.20%, 09/11/29 (Call 06/11/29)	369	325,238
2.45%, 08/04/26 (Call 05/04/26)	593	561,978
2.90%, 09/12/27 (Call 06/12/27)	461	434,212
3.00%, 06/20/27 (Call 03/20/27)	157	148,942
3.00%, 11/13/27 (Call 08/13/27)	340	321,475
3.20%, 05/11/27 (Call 02/11/27)	445	425,796
3.25%, 02/23/26 (Call 11/23/25)	834	809,640
3.25%, 08/08/29 (Call 06/08/29)(b)	175	162,766
3.35%, 02/09/27 (Call 11/09/26)	462	444,696
3.35%, 08/08/32 (Call 05/08/32)	340	306,324
4.00%, 05/10/28 (Call 04/10/28)	295	288,015
4.15%, 05/10/30 (Call 03/10/30)(b)	120	117,166
4.30%, 05/10/33 (Call 02/10/33)(b)	210	205,768
Booz Allen Hamilton Inc., 5.95%, 08/04/33
(Call 05/04/33)	145	149,053
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	165	150,934
2.30%, 09/14/31 (Call 06/14/31)	110	86,960
Dell Inc., 7.10%, 04/15/28	85	90,580
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	392	387,615
5.25%, 02/01/28 (Call 01/01/28)	180	180,565
5.30%, 10/01/29 (Call 07/01/29)	402	402,412
5.40%, 04/15/34 (Call 01/15/34)	125	123,207
5.75%, 02/01/33 (Call 11/01/32)	230	235,171
5.85%, 07/15/25 (Call 06/15/25)	210	210,624
6.02%, 06/15/26 (Call 03/15/26)	346	348,994
6.10%, 07/15/27 (Call 05/15/27)	140	143,293
6.20%, 07/15/30 (Call 04/15/30)	162	169,225
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	160	145,863
2.38%, 09/15/28 (Call 07/15/28)	170	145,468
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	145	133,707
2.20%, 03/15/31 (Call 12/15/30)	145	118,804
Security	Par (000)	Value

Computers (continued)
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26 (Call 03/10/26)	$40	$37,357
6.00%, 06/04/29 (Call 05/04/29)	75	75,411
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	191	178,812
4.90%, 10/15/25 (Call 07/15/25)	561	557,034
5.25%, 07/01/28 (Call 06/01/28)(b)	95	95,646
6.10%, 04/01/26 (Call 06/11/24)	45	45,002
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	65	59,979
2.20%, 06/17/25 (Call 05/17/25)	300	290,672
2.65%, 06/17/31 (Call 03/17/31)	240	201,562
3.00%, 06/17/27 (Call 04/17/27)	265	248,277
3.40%, 06/17/30 (Call 03/17/30)	5	4,520
4.00%, 04/15/29 (Call 02/15/29)	230	218,060
4.20%, 04/15/32 (Call 01/15/32)	110	101,623
4.75%, 01/15/28 (Call 12/15/27)	225	221,837
5.50%, 01/15/33 (Call 10/15/32)(b)	230	230,048
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	155	152,664
4.60%, 02/05/29 (Call 01/05/29)	160	156,341
4.70%, 02/05/26	175	173,409
4.75%, 02/05/31 (Call 12/05/30)	230	223,752
4.90%, 02/05/34 (Call 11/05/33)	200	192,680
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	335	304,455
1.95%, 05/15/30 (Call 02/15/30)	260	217,574
2.20%, 02/09/27 (Call 01/09/27)	130	120,511
2.72%, 02/09/32 (Call 11/09/31)	50	42,626
3.30%, 05/15/26	705	680,268
3.30%, 01/27/27	40	38,296
3.45%, 02/19/26	345	334,951
3.50%, 05/15/29	540	502,470
4.00%, 07/27/25	270	266,051
4.15%, 07/27/27 (Call 06/27/27)	180	175,329
4.40%, 07/27/32 (Call 04/27/32)	280	264,356
4.50%, 02/06/26	235	232,604
4.50%, 02/06/28 (Call 01/06/28)	345	338,789
4.75%, 02/06/33 (Call 11/06/32)	100	96,748
5.88%, 11/29/32	50	52,325
6.22%, 08/01/27	70	72,369
6.50%, 01/15/28	45	47,353
7.00%, 10/30/25	176	179,975
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	138	127,147
2.70%, 10/15/28 (Call 08/15/28)	130	115,239
3.15%, 10/15/31 (Call 07/15/31)	118	99,017
6.35%, 02/20/34 (Call 11/20/33)	40	41,135
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	168,004
4.38%, 05/15/30 (Call 02/15/30)	140	131,670
5.75%, 03/15/33 (Call 12/15/32)	100	100,950
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	185	177,798
2.38%, 06/22/27 (Call 04/22/27)	190	173,955
2.70%, 06/22/30 (Call 03/22/30)	145	125,157
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	65	54,841

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	$125	$107,822
3.10%, 02/01/32 (Call 11/01/31)	110	89,287
		20,487,671
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/25	85	83,142
3.10%, 08/15/27 (Call 07/15/27)	120	114,061
3.25%, 08/15/32 (Call 05/15/32)	135	119,744
4.60%, 03/01/28 (Call 02/01/28)	61	60,796
4.60%, 03/01/33 (Call 12/01/32)	121	118,359
4.80%, 03/02/26	106	105,738
Conopco Inc., Series E, 7.25%, 12/15/26	70	73,683
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	200	163,478
2.38%, 12/01/29 (Call 09/01/29)	180	156,948
2.60%, 04/15/30 (Call 01/15/30)	160	139,663
3.15%, 03/15/27 (Call 12/15/26)	115	109,636
4.38%, 05/15/28 (Call 04/15/28)	45	44,064
4.65%, 05/15/33 (Call 02/15/33)	110	106,122
5.00%, 02/14/34 (Call 11/14/33)	80	78,101
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	290	276,107
3.38%, 03/24/29 (Call 01/24/29)	250	230,730
3.63%, 03/24/32 (Call 12/24/31)	480	428,036
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	305	300,061
5.00%, 03/22/30 (Call 01/22/30)	240	239,741
5.05%, 03/22/28 (Call 02/22/28)	355	355,991
5.35%, 03/22/26 (Call 02/22/26)	245	245,743
Procter & Gamble Co. (The)
0.55%, 10/29/25	175	164,473
1.00%, 04/23/26	245	227,973
1.20%, 10/29/30	290	233,581
1.90%, 02/01/27	275	255,165
1.95%, 04/23/31	185	155,313
2.30%, 02/01/32	99	84,134
2.45%, 11/03/26	245	231,341
2.70%, 02/02/26	209	201,366
2.80%, 03/25/27	173	164,050
2.85%, 08/11/27	213	200,892
3.00%, 03/25/30	331	302,598
3.95%, 01/26/28	190	185,581
4.05%, 01/26/33(b)	280	266,196
4.10%, 01/26/26	195	192,334
4.35%, 01/29/29	190	187,409
4.55%, 01/29/34	160	155,607
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	260	209,792
1.75%, 08/12/31 (Call 05/12/31)	140	113,031
2.00%, 07/28/26	325	305,154
2.13%, 09/06/29 (Call 06/06/29)	110	95,985
2.90%, 05/05/27 (Call 02/05/27)	340	322,170
3.10%, 07/30/25	55	53,756
3.50%, 03/22/28 (Call 12/22/27)	90	85,617
4.88%, 09/08/28 (Call 08/08/28)	100	99,936
5.00%, 12/08/33 (Call 09/08/33)	110	109,601
5.90%, 11/15/32	158	167,431
		8,320,430
Security	Par (000)	Value

Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	$105	$106,020
6.25%, 06/15/33 (Call 03/15/33)	115	118,202
		224,222
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	255	239,384
2.45%, 10/29/26 (Call 09/29/26)	820	762,924
3.00%, 10/29/28 (Call 08/29/28)	882	796,767
3.30%, 01/30/32 (Call 10/30/31)	875	745,309
3.40%, 10/29/33 (Call 07/29/33)	320	266,379
3.65%, 07/21/27 (Call 04/21/27)	320	302,507
3.88%, 01/23/28 (Call 10/23/27)	240	226,260
4.45%, 10/01/25 (Call 08/01/25)	160	157,554
4.45%, 04/03/26 (Call 02/03/26)	75	73,515
4.63%, 10/15/27 (Call 08/15/27)	155	150,620
5.10%, 01/19/29 (Call 12/19/28)	150	147,836
5.30%, 01/19/34 (Call 10/19/33)	155	150,760
5.75%, 06/06/28 (Call 05/06/28)	170	171,377
6.10%, 01/15/27 (Call 12/15/26)	235	238,397
6.15%, 09/30/30 (Call 07/30/30)	255	262,414
6.45%, 04/15/27 (Call 03/15/27)	35	35,808
6.50%, 07/15/25 (Call 06/15/25)	240	241,826
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	145	128,316
3.50%, 08/01/25	140	136,616
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	285	263,167
2.10%, 09/01/28 (Call 07/01/28)	155	135,421
2.20%, 01/15/27 (Call 12/15/26)	145	133,333
2.88%, 01/15/26 (Call 12/15/25)	345	329,811
2.88%, 01/15/32 (Call 10/15/31)	155	129,355
3.00%, 02/01/30 (Call 11/01/29)	210	184,992
3.13%, 12/01/30 (Call 09/01/30)	210	182,648
3.25%, 10/01/29 (Call 07/01/29)	140	125,888
3.38%, 07/01/25 (Call 06/01/25)	181	176,562
3.63%, 04/01/27 (Call 01/01/27)	175	166,806
3.63%, 12/01/27 (Call 09/01/27)	150	141,172
3.75%, 06/01/26 (Call 04/01/26)	199	191,911
4.63%, 10/01/28 (Call 07/01/28)	130	125,749
5.10%, 03/01/29 (Call 02/01/29)	125	123,279
5.30%, 02/01/28 (Call 01/01/28)	185	184,253
5.85%, 12/15/27 (Call 11/15/27)	75	75,769
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	180	175,180
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	190	163,923
4.75%, 06/09/27 (Call 05/09/27)	206	199,993
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(c)	120	123,156
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(c)	125	129,240
7.10%, 11/15/27 (Call 10/15/27)(b)	195	202,702
8.00%, 11/01/31	495	541,886
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	270	247,688
2.55%, 03/04/27 (Call 02/01/27)	403	375,532
3.13%, 05/20/26 (Call 04/20/26)	230	220,666
3.30%, 05/03/27 (Call 04/03/27)(b)	355	337,501
3.95%, 08/01/25 (Call 07/01/25)	535	526,118
4.05%, 05/03/29 (Call 03/03/29)	255	244,461

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 11/06/25 (Call 10/06/25)	$234	$230,425
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(c)	270	253,880
4.90%, 02/13/26 (Call 01/13/26)	320	317,785
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(c)	210	201,847
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(c)	280	273,698
5.10%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.000%)(c)	215	213,694
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(c)	325	324,743
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(c)	310	309,624
5.53%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.090%)(c)	325	327,972
5.63%, 07/28/34 (Call 04/27/33),
(1-day SOFR + 1.930%)(c)	60	59,705
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(c)	225	225,827
5.85%, 11/05/27 (Call 10/05/27)	350	358,020
5.92%, 04/25/35 (Call 01/25/34),
(1-day SOFR +1.630%)(c)	75	75,859
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(c)	190	192,044
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(c)	210	223,587
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	30	28,703
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	142	134,713
4.50%, 05/13/32 (Call 02/13/32)	165	157,806
5.15%, 05/15/33 (Call 02/15/33)	175	174,428
5.70%, 12/15/28 (Call 11/15/28)	120	122,599
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	12	10,626
Apollo Global Management Inc., 6.38%, 11/15/33
(Call 08/15/33)	105	111,539
Ares Management Corp., 6.38%, 11/10/28
(Call 10/10/28)	20	20,779
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	35	36,803
Blue Owl Finance LLC, 6.25%, 04/18/34
(Call 01/18/34)(a)	130	130,873
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)	115	117,773
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	206	164,917
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	125	105,627
3.90%, 01/25/28 (Call 10/25/27)	242	231,288
4.25%, 06/02/26 (Call 03/02/26)	150	146,807
4.35%, 04/15/30 (Call 01/15/30)	234	221,674
4.85%, 03/29/29 (Call 12/29/28)	215	211,372
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(c)	245	223,893
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(c)	322	250,897
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(c)	100	80,787
Security	Par (000)	Value

Diversified Financial Services (continued)
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(c)	$340	$305,499
3.65%, 05/11/27 (Call 04/11/27)	271	258,608
3.75%, 07/28/26 (Call 06/28/26)	319	307,619
3.75%, 03/09/27 (Call 02/09/27)	293	280,792
3.80%, 01/31/28 (Call 12/31/27)	375	355,368
4.20%, 10/29/25 (Call 09/29/25)	350	342,936
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(c)	360	354,146
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(c)	395	391,461
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(c)	180	175,791
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(c)	220	211,686
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(c)	250	247,959
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)(c)	65	64,935
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(c)	255	251,539
6.05%, 02/01/35 (Call 02/01/34),
(1-day SOFR + 2.260%)(c)	170	170,696
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(c)	165	168,352
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(c)	370	379,034
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(c)	170	175,730
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(c)	315	344,456
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	175	141,377
3.00%, 03/16/32 (Call 12/16/31)	120	102,733
3.65%, 01/12/27 (Call 10/12/26)	185	178,576
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	335	309,852
1.15%, 05/13/26 (Call 04/13/26)	225	207,917
1.65%, 03/11/31 (Call 12/11/30)	215	171,391
1.95%, 12/01/31 (Call 09/01/31)	245	195,257
2.00%, 03/20/28 (Call 01/20/28)	325	290,396
2.30%, 05/13/31 (Call 02/13/31)	200	166,839
2.45%, 03/03/27 (Call 02/03/27)	375	348,252
2.75%, 10/01/29 (Call 07/01/29)	80	71,557
2.90%, 03/03/32 (Call 12/03/31)	270	229,378
3.20%, 03/02/27 (Call 12/02/26)	229	217,235
3.20%, 01/25/28 (Call 10/25/27)	190	177,833
3.25%, 05/22/29 (Call 02/22/29)	165	151,176
3.30%, 04/01/27 (Call 01/01/27)	171	162,882
3.45%, 02/13/26 (Call 11/13/25)	120	116,256
4.00%, 02/01/29 (Call 11/01/28)	176	168,631
4.63%, 03/22/30 (Call 12/22/29)(b)	190	186,952
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(c)	135	136,237
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(c)	225	228,504
5.88%, 08/24/26 (Call 07/24/26)	95	96,074
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(c)	315	325,906
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(c)	240	248,076

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	$235	$184,003
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	293	249,971
3.75%, 06/15/28 (Call 03/15/28)	123	118,607
Credit Suisse USA LLC, 7.13%, 07/15/32	105	115,728
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	159	152,698
4.50%, 01/30/26 (Call 11/30/25)	143	140,253
6.70%, 11/29/32 (Call 08/29/32)	150	156,821
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(c)	185	208,044
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	35	33,447
Enact Holdings Inc., 6.25%, 05/28/29
(Call 04/28/29)	100	99,989
Franklin Resources Inc., 1.60%, 10/30/30
(Call 07/30/30)	150	120,656
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	360	277,839
2.10%, 06/15/30 (Call 03/15/30)	301	253,345
3.10%, 09/15/27 (Call 06/15/27)	70	65,802
3.75%, 12/01/25 (Call 09/01/25)	375	366,176
3.75%, 09/21/28 (Call 06/21/28)	150	142,459
4.00%, 09/15/27 (Call 08/15/27)	365	352,425
4.35%, 06/15/29 (Call 04/15/29)	370	357,342
4.60%, 03/15/33 (Call 12/15/32)	345	328,250
5.25%, 06/15/31 (Call 04/15/31)	125	125,381
Invesco Finance PLC, 3.75%, 01/15/26	165	160,457
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	150	148,345
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	285	229,785
2.75%, 10/15/32 (Call 07/15/32)	130	102,947
4.15%, 01/23/30	300	276,696
4.85%, 01/15/27	190	187,013
5.88%, 07/21/28 (Call 06/21/28)	230	231,132
6.20%, 04/14/34 (Call 01/14/34)	250	250,945
6.45%, 06/08/27	85	86,732
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	80	76,365
4.38%, 03/11/29 (Call 12/11/28)	109	104,033
4.50%, 09/19/28 (Call 06/19/28)	95	91,705
6.00%, 03/15/31 (Call 01/15/31)	75	75,726
Legg Mason Inc., 4.75%, 03/15/26	108	107,026
LPL Holdings Inc.
5.70%, 05/20/27 (Call 04/20/27)	30	30,086
6.00%, 05/20/34 (Call 02/20/34)	55	55,150
6.75%, 11/17/28 (Call 10/17/28)	110	115,027
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	150	124,484
2.00%, 11/18/31 (Call 08/18/31)	175	143,174
2.95%, 11/21/26 (Call 08/21/26)	278	264,991
2.95%, 06/01/29 (Call 03/01/29)	255	232,980
3.30%, 03/26/27 (Call 01/26/27)	220	210,664
3.35%, 03/26/30 (Call 12/26/29)	327	300,426
3.50%, 02/26/28 (Call 11/26/27)	195	185,951
4.85%, 03/09/33 (Call 12/09/32)	165	163,526
4.88%, 03/09/28 (Call 02/09/28)	235	236,024
4.88%, 05/09/34 (Call 02/09/34)	150	147,912
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	175	139,628
Security	Par (000)	Value

Diversified Financial Services (continued)
3.85%, 06/30/26 (Call 03/30/26)	$160	$155,292
5.35%, 06/28/28 (Call 05/28/28)	210	211,068
5.55%, 02/15/34 (Call 11/15/33)	300	299,602
5.65%, 06/28/25	205	205,068
Nomura Holdings Inc.
1.65%, 07/14/26	275	253,253
1.85%, 07/16/25	332	317,758
2.17%, 07/14/28	230	201,803
2.33%, 01/22/27	305	281,142
2.61%, 07/14/31	245	200,998
2.68%, 07/16/30	290	245,875
2.71%, 01/22/29	115	101,578
3.00%, 01/22/32	200	166,734
3.10%, 01/16/30	215	188,979
5.10%, 07/03/25	355	352,216
5.39%, 07/06/27	200	199,336
5.61%, 07/06/29	235	235,423
5.71%, 01/09/26	40	40,008
5.84%, 01/18/28	15	15,159
6.07%, 07/12/28	200	204,106
6.09%, 07/12/33	200	207,909
6.18%, 01/18/33	30	31,276
ORIX Corp.
2.25%, 03/09/31(b)	60	49,983
3.70%, 07/18/27	75	71,430
4.00%, 04/13/32	112	102,946
5.00%, 09/13/27	197	194,843
5.20%, 09/13/32	122	121,868
Private Export Funding Corp.
1.75%, 11/15/24	105	103,277
Series GG, 2.45%, 07/15/24	40	39,842
Series PP, 1.40%, 07/15/28	133	116,147
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	130	126,632
6.20%, 05/15/29 (Call 04/15/29)	115	115,626
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	189	184,157
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	145	132,713
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	115	92,425
3.70%, 08/04/26 (Call 05/04/26)	104	98,790
3.95%, 12/01/27 (Call 09/01/27)	290	271,476
4.50%, 07/23/25 (Call 04/23/25)	230	225,754
4.88%, 06/13/25 (Call 05/13/25)	170	168,053
5.15%, 03/19/29 (Call 12/19/28)	235	225,352
TPG Operating Group II LP, 5.88%, 03/05/34
(Call 12/05/33)	115	114,682
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	170	149,952
1.10%, 02/15/31 (Call 11/15/30)	245	193,205
1.90%, 04/15/27 (Call 02/15/27)	406	373,860
2.05%, 04/15/30 (Call 01/15/30)	379	323,932
2.75%, 09/15/27 (Call 06/15/27)	211	197,425
3.15%, 12/14/25 (Call 09/14/25)	974	946,040
Voya Financial Inc.
3.65%, 06/15/26	190	183,118
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(c)	75	64,037

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	$155	$143,617
2.75%, 03/15/31 (Call 12/15/30)	105	87,243
		44,742,413
Electric — 2.1%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	120	113,491
4.70%, 05/15/32 (Call 02/15/32)	160	150,567
5.40%, 06/01/33 (Call 03/01/33)	75	72,984
5.45%, 05/15/29 (Call 04/15/29)	75	74,950
5.70%, 05/15/34 (Call 02/15/34)	75	74,285
Series I, 2.10%, 07/01/30 (Call 04/01/30)	162	133,849
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	40	38,006
5.15%, 04/01/34 (Call 01/01/34)	55	53,862
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	240	224,433
2.45%, 01/15/31 (Call 10/15/30)	240	197,095
5.45%, 06/01/28 (Call 05/01/28)	180	179,141
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	50	43,082
3.75%, 09/01/27 (Call 08/01/27)	70	67,330
3.94%, 09/01/32 (Call 03/01/32)	125	114,412
5.85%, 11/15/33 (Call 05/15/33)	85	88,245
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	175	141,270
Algonquin Power & Utilities Corp., 5.37%,
06/15/26(d)	35	34,763
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	115	101,058
1.95%, 03/15/27 (Call 02/15/27)	120	109,699
3.50%, 01/15/31 (Call 10/15/30)	159	142,443
3.65%, 02/15/26 (Call 11/15/25)	120	116,303
5.00%, 01/15/29 (Call 12/15/28)	170	167,334
5.70%, 12/01/26 (Call 11/01/26)	150	150,871
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	120	96,073
3.80%, 05/15/28 (Call 02/15/28)	128	122,186
3.85%, 09/01/32 (Call 06/01/32)	145	131,044
4.95%, 06/01/33 (Call 03/01/33)	5	4,858
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	108	91,069
3.20%, 11/13/27 (Call 08/13/27)	35	32,647
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(c)	150	137,022
5.20%, 01/15/29 (Call 12/15/28)	220	218,556
5.63%, 03/01/33 (Call 12/01/32)	236	234,681
5.70%, 08/15/25	30	30,013
5.75%, 11/01/27 (Call 10/01/27)	165	167,400
5.95%, 11/01/32 (Call 08/01/32)	52	53,110
Series J, 4.30%, 12/01/28 (Call 09/01/28)	199	190,771
Series N, 1.00%, 11/01/25 (Call 10/01/25)	55	51,571
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	29,316
4.50%, 08/01/32 (Call 05/01/32)	155	142,476
5.65%, 04/01/34 (Call 01/01/34)	75	74,079
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	115	96,865
Series X, 3.30%, 06/01/27 (Call 03/01/27)	5	4,705
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	185	148,220
2.60%, 08/15/29 (Call 05/15/29)	79	69,445
2.95%, 09/15/27 (Call 06/15/27)	105	97,522
Security	Par (000)	Value

Electric (continued)
5.55%, 08/01/33 (Call 05/01/33)	$55	$54,430
5.70%, 08/15/34 (Call 05/15/34)	75	74,957
6.35%, 12/15/32 (Call 09/15/32)	85	88,997
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	65	54,032
4.00%, 10/15/28 (Call 07/15/28)	105	100,217
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	222	204,924
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	187	155,292
2.40%, 08/15/26 (Call 05/15/26)	65	61,311
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	185	145,768
3.25%, 04/15/28 (Call 01/15/28)	185	173,056
3.70%, 07/15/30 (Call 04/15/30)	275	253,897
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	100	83,134
3.05%, 10/15/29 (Call 07/15/29)	152	134,787
3.15%, 01/15/27 (Call 07/15/26)	20	18,899
3.95%, 01/15/26 (Call 07/15/25)	80	77,997
4.35%, 05/01/33 (Call 02/01/33)	20	17,907
5.95%, 03/15/28 (Call 02/15/28)	155	157,965
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	185	180,045
5.15%, 03/01/34 (Call 12/01/33)	100	98,586
5.20%, 10/01/28 (Call 09/01/28)	75	75,301
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	130	123,095
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	20	16,768
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	5	4,276
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	154	145,589
Series K2, 6.95%, 03/15/33	10	11,084
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	100	94,071
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	115	106,425
2.65%, 06/01/31 (Call 03/01/31)	95	79,780
2.95%, 03/01/30 (Call 12/01/29)	75	66,081
5.25%, 08/10/26	75	74,736
5.40%, 06/01/29 (Call 05/01/29)	100	99,975
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	160	154,030
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	110	105,090
3.45%, 08/15/27 (Call 05/15/27)	105	99,771
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(c)	100	91,773
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	75	63,594
2.55%, 06/15/26 (Call 03/15/26)	95	90,187
3.15%, 03/15/32 (Call 12/15/31)	110	95,456
3.70%, 08/15/28 (Call 05/15/28)	205	193,841
4.90%, 02/01/33 (Call 11/01/32)	95	92,523
5.30%, 06/01/34 (Call 03/01/34)	45	44,823
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	163,462
Connecticut Light & Power Co. (The)
4.90%, 07/01/33 (Call 04/01/33)	50	48,498
Series A, 0.75%, 12/01/25 (Call 11/01/25)	55	51,474
Series A, 2.05%, 07/01/31 (Call 04/01/31)	160	130,004
Series A, 3.20%, 03/15/27 (Call 12/15/26)	70	66,594
Connecticut Light and Power Co. (The), 4.65%,
01/01/29 (Call 12/01/28)	100	98,270
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	220	184,665

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 05/15/28 (Call 02/15/28)	$125	$119,160
5.20%, 03/01/33 (Call 12/01/32)	155	154,724
5.38%, 05/15/34 (Call 02/15/34)	75	74,851
5.50%, 03/15/34 (Call 12/15/33)	95	96,233
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	170	154,935
Series B, 3.13%, 11/15/27 (Call 08/15/27)	75	70,153
Series D, 4.00%, 12/01/28 (Call 09/01/28)	116	111,451
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	215	210,713
5.60%, 03/01/28 (Call 02/01/28)	100	100,889
5.80%, 03/01/33 (Call 12/01/32)	105	106,786
6.13%, 01/15/34 (Call 10/15/33)	85	88,444
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	85	75,704
3.80%, 11/15/28 (Call 08/15/28)	108	102,642
4.60%, 05/30/29 (Call 03/30/29)	70	68,559
4.63%, 05/15/33 (Call 11/15/32)	170	162,355
4.65%, 03/01/28 (Call 01/01/28)	135	133,463
4.90%, 02/15/29 (Call 12/15/28)	130	129,075
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	189	184,962
4.25%, 06/01/28 (Call 03/01/28)	174	167,369
4.35%, 08/15/32 (Call 05/15/32)	105	97,499
5.38%, 11/15/32 (Call 08/15/32)	250	247,120
Series A, 1.45%, 04/15/26 (Call 03/15/26)	140	130,051
Series B, 3.60%, 03/15/27 (Call 01/15/27)	50	47,702
Series C, 2.25%, 08/15/31 (Call 05/15/31)	175	141,589
Series C, 3.38%, 04/01/30 (Call 01/01/30)	400	359,357
Series D, 2.85%, 08/15/26 (Call 05/15/26)	102	96,623
Series E, 6.30%, 03/15/33	5	5,181
Series F, 5.25%, 08/01/33	55	53,689
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	35	34,902
6.63%, 02/01/32	55	59,535
Series A, 2.30%, 12/01/31 (Call 09/01/31)	95	77,642
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	195	166,962
4.85%, 12/01/26	80	79,800
5.20%, 04/01/33 (Call 01/01/33)	155	154,632
5.20%, 03/01/34 (Call 12/01/33)	105	103,804
Series A, 1.90%, 04/01/28 (Call 02/01/28)	180	160,416
Series A, 3.00%, 03/01/32 (Call 12/01/31)	138	118,281
Series C, 2.63%, 03/01/31 (Call 12/01/30)	85	72,547
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	145	137,008
2.95%, 03/01/30 (Call 12/01/29)	89	77,732
4.88%, 06/01/28 (Call 05/01/28)	175	172,291
5.10%, 03/01/29 (Call 02/01/29)	180	177,676
5.85%, 06/01/34 (Call 03/01/34)	125	126,486
Series C, 3.40%, 06/15/29 (Call 03/15/29)	114	103,822
Series F, 1.05%, 06/01/25 (Call 05/01/25)	262	250,692
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	142	124,924
2.45%, 02/01/30 (Call 11/01/29)	130	112,749
2.55%, 04/15/31 (Call 01/15/31)	162	137,453
2.85%, 03/15/32 (Call 12/15/31)	140	119,069
2.95%, 12/01/26 (Call 09/01/26)	110	104,505
3.95%, 11/15/28 (Call 08/15/28)	165	157,614
4.85%, 01/15/34 (Call 10/15/33)	100	96,455
4.95%, 01/15/33 (Call 10/15/32)	255	249,333
6.45%, 10/15/32	65	69,841
Security	Par (000)	Value

Electric (continued)
Series A, 6.00%, 12/01/28	$40	$41,341
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	252	237,658
2.45%, 06/01/30 (Call 03/01/30)	200	170,679
2.55%, 06/15/31 (Call 03/15/31)	235	196,584
2.65%, 09/01/26 (Call 06/01/26)	410	386,453
3.15%, 08/15/27 (Call 05/15/27)	160	150,270
3.40%, 06/15/29 (Call 03/15/29)	160	147,161
4.30%, 03/15/28 (Call 02/15/28)	220	213,041
4.50%, 08/15/32 (Call 05/15/32)	235	219,881
4.85%, 01/05/27	115	113,913
4.85%, 01/05/29 (Call 12/05/28)	100	98,139
5.00%, 12/08/25	50	49,705
5.00%, 12/08/27 (Call 11/08/27)	145	144,168
5.75%, 09/15/33 (Call 06/15/33)	150	151,882
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	100	82,298
2.40%, 12/15/31 (Call 09/15/31)	165	136,486
2.50%, 12/01/29 (Call 09/01/29)	155	136,220
3.20%, 01/15/27 (Call 10/15/26)	40	38,127
3.80%, 07/15/28 (Call 04/15/28)	173	165,155
5.88%, 11/15/33 (Call 08/15/33)	130	135,136
Duke Energy Indiana LLC, 5.25%, 03/01/34
(Call 12/01/33)	75	74,751
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	120	100,278
3.65%, 02/01/29 (Call 11/01/28)	115	107,959
5.25%, 04/01/33 (Call 01/01/33)	80	79,184
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	160	129,998
3.25%, 08/15/25 (Call 05/15/25)	70	68,318
3.40%, 04/01/32 (Call 01/01/32)	130	114,251
3.45%, 03/15/29 (Call 12/15/28)	111	103,404
3.70%, 09/01/28 (Call 06/01/28)	145	137,229
5.10%, 03/15/34 (Call 12/15/33)	75	73,743
5.25%, 03/15/33 (Call 12/15/32)	130	129,219
Edison International
4.13%, 03/15/28 (Call 12/15/27)	147	140,092
4.70%, 08/15/25	120	118,461
5.25%, 11/15/28 (Call 10/15/28)	135	133,616
5.75%, 06/15/27 (Call 04/15/27)	167	168,035
6.95%, 11/15/29 (Call 09/15/29)	115	122,292
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	125	101,963
3.55%, 06/15/26 (Call 03/15/26)	190	181,752
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	150	143,919
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	230	222,377
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	256	248,458
4.00%, 06/01/28 (Call 03/01/28)	54	51,778
5.15%, 01/15/33 (Call 10/15/32)	163	160,799
5.30%, 09/15/33 (Call 06/15/33)	100	99,439
5.45%, 06/01/34 (Call 03/01/34)	50	49,774
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	80	75,369
1.90%, 06/15/28 (Call 04/15/28)	55	48,126
2.40%, 06/15/31 (Call 03/05/31)	180	147,938
2.80%, 06/15/30 (Call 03/15/30)	170	147,412
2.95%, 09/01/26 (Call 06/01/26)	117	110,697
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	90	71,675

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.35%, 06/15/32 (Call 03/15/32)	$65	$52,290
2.40%, 10/01/26 (Call 07/01/26)	90	84,308
3.05%, 06/01/31 (Call 03/01/31)	117	101,255
3.12%, 09/01/27 (Call 06/01/27)	75	70,471
3.25%, 04/01/28 (Call 01/01/28)	160	149,053
4.00%, 03/15/33 (Call 12/15/32)	125	112,702
5.35%, 03/15/34 (Call 12/15/33)	75	74,011
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	110	100,877
5.00%, 09/01/33 (Call 06/01/33)	45	43,404
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	165	132,961
4.00%, 03/30/29 (Call 12/30/28)	148	140,751
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	130	115,478
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	105	99,573
3.10%, 04/01/27 (Call 01/01/27)	100	94,660
5.90%, 11/15/33 (Call 08/15/33)	65	66,699
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	135	132,031
4.95%, 04/15/33 (Call 01/15/33)	85	81,989
5.40%, 04/01/34 (Call 01/01/34)	100	98,907
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	75	63,347
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	80	66,071
2.90%, 03/01/27 (Call 02/01/27)	140	130,867
3.38%, 03/01/32 (Call 12/01/31)	125	106,834
4.60%, 07/01/27 (Call 06/01/27)	180	175,749
4.75%, 05/15/26	55	54,213
5.00%, 01/01/27	75	74,185
5.13%, 05/15/33 (Call 02/15/33)	185	177,270
5.45%, 03/01/28 (Call 02/01/28)	290	290,114
5.50%, 01/01/34 (Call 10/01/33)	155	151,775
5.85%, 04/15/31 (Call 02/15/31)	175	176,615
5.95%, 02/01/29 (Call 01/01/29)	185	188,612
5.95%, 07/15/34 (Call 04/15/34)	175	176,364
Series M, 3.30%, 01/15/28 (Call 10/15/27)	115	106,659
Series O, 4.25%, 04/01/29 (Call 01/01/29)	105	99,668
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	180	169,629
Series R, 1.65%, 08/15/30 (Call 05/15/30)	129	102,980
Series U, 1.40%, 08/15/26 (Call 07/15/26)	150	136,975
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	100	93,496
3.35%, 03/15/32 (Call 12/15/31)	155	135,181
3.40%, 04/15/26 (Call 01/15/26)	267	258,248
3.95%, 06/15/25 (Call 03/15/25)	287	282,115
4.05%, 04/15/30 (Call 01/15/30)	324	303,813
5.15%, 03/15/28 (Call 02/15/28)	145	144,326
5.15%, 03/15/29 (Call 02/15/29)	45	44,762
5.30%, 03/15/33 (Call 12/15/32)	180	178,313
5.45%, 03/15/34 (Call 12/15/33)	70	69,403
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	385	319,263
3.13%, 12/01/25 (Call 06/01/25)	170	164,817
4.40%, 05/15/28 (Call 03/15/28)	205	200,370
4.45%, 05/15/26 (Call 04/15/26)	80	78,974
4.63%, 05/15/30 (Call 03/15/30)	215	210,360
4.80%, 05/15/33 (Call 02/15/33)	95	92,233
5.05%, 04/01/28 (Call 03/01/28)	355	355,450
5.10%, 04/01/33 (Call 01/01/33)	190	188,052
5.15%, 06/15/29 (Call 05/15/29)	140	140,519
Security	Par (000)	Value

Electric (continued)
5.30%, 06/15/34 (Call 03/15/34)	$150	$150,555
5.63%, 04/01/34	35	36,022
Series A, 3.30%, 05/30/27 (Call 02/28/27)	170	161,175
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	285	269,604
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	95	91,702
3.25%, 03/30/27 (Call 12/30/26)	132	125,197
4.65%, 05/16/28 (Call 03/16/28)	190	186,704
4.70%, 05/15/32 (Call 02/15/32)	170	163,957
4.95%, 05/17/33 (Call 11/17/32)	305	296,670
5.00%, 02/23/27 (Call 01/23/27)	45	44,905
5.25%, 03/15/34 (Call 09/15/33)	120	119,190
Series B, 2.65%, 09/15/29 (Call 06/15/29)	164	145,439
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	20	18,947
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	30	25,343
3.60%, 04/01/29 (Call 01/01/29)	15	13,944
4.10%, 09/26/28 (Call 06/26/28)	155	148,226
5.70%, 10/15/33 (Call 07/15/33)	80	80,701
IPALCO Enterprises Inc.
4.25%, 05/01/30 (Call 02/01/30)	152	140,856
5.75%, 04/01/34 (Call 01/01/34)(a)	25	24,688
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	110	105,146
3.35%, 11/15/27 (Call 08/15/27)	190	178,125
Kentucky Utilities Co., 5.45%, 04/15/33
(Call 01/15/33)	50	50,244
Louisville Gas & Electric Co.
5.45%, 04/15/33 (Call 01/15/33)	75	75,184
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	55	53,443
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	168	159,412
3.65%, 04/15/29 (Call 01/15/29)	214	201,255
5.35%, 01/15/34 (Call 10/15/33)	75	75,780
6.75%, 12/30/31	15	16,637
Mississippi Power Co., 3.95%, 03/30/28
(Call 12/30/27)	82	78,319
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	130	126,730
5.60%, 06/12/28 (Call 05/12/28)	15	15,087
5.81%, 06/12/33 (Call 03/12/33)	170	170,603
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	40	36,772
1.35%, 03/15/31 (Call 12/15/30)	170	131,866
1.65%, 06/15/31 (Call 03/15/31)	130	102,161
2.40%, 03/15/30 (Call 12/15/29)	105	89,963
2.75%, 04/15/32 (Call 01/15/32)	45	37,543
3.05%, 04/25/27 (Call 01/25/27)	93	87,747
3.25%, 11/01/25 (Call 08/01/25)	120	116,517
3.40%, 02/07/28 (Call 11/07/27)	70	66,085
3.45%, 06/15/25	125	122,384
3.70%, 03/15/29 (Call 12/15/28)	180	168,735
3.90%, 11/01/28 (Call 08/01/28)	105	99,566
4.02%, 11/01/32 (Call 05/01/32)	200	181,937
4.15%, 12/15/32 (Call 09/15/32)	140	128,462
4.45%, 03/13/26 (Call 02/13/26)	60	59,222
4.80%, 02/05/27 (Call 01/05/27)(b)	100	99,358
4.80%, 03/15/28 (Call 02/15/28)	100	99,033
4.85%, 02/07/29 (Call 01/07/29)	105	103,876
5.00%, 02/07/31 (Call 12/07/30)	80	79,559

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.05%, 09/15/28 (Call 08/15/28)	$95	$94,576
5.10%, 05/06/27 (Call 04/06/27)	50	49,929
5.15%, 06/15/29 (Call 05/15/29)	50	49,855
5.45%, 10/30/25	155	154,900
5.60%, 11/13/26 (Call 10/13/26)	90	90,649
5.80%, 01/15/33 (Call 07/15/32)	155	159,826
Series C, 8.00%, 03/01/32	10	11,544
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	147	138,107
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	152	129,268
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	295	270,528
1.90%, 06/15/28 (Call 04/15/28)	375	329,715
2.25%, 06/01/30 (Call 03/01/30)	501	423,155
2.44%, 01/15/32 (Call 10/15/31)	235	192,101
2.75%, 11/01/29 (Call 08/01/29)	299	264,479
3.50%, 04/01/29 (Call 01/01/29)	163	150,708
3.55%, 05/01/27 (Call 02/01/27)	371	353,749
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(c)	50	45,639
4.45%, 06/20/25	295	292,100
4.63%, 07/15/27 (Call 06/15/27)	370	363,218
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(c)	105	96,470
4.90%, 02/28/28 (Call 01/28/28)	315	311,278
4.90%, 03/15/29 (Call 02/15/29)	225	221,864
4.95%, 01/29/26	245	243,542
5.00%, 02/28/30 (Call 12/28/29)	150	148,306
5.00%, 07/15/32 (Call 04/15/32)	235	229,122
5.05%, 02/28/33 (Call 11/28/32)	240	233,628
5.25%, 03/15/34 (Call 12/15/33)	255	249,836
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(c)	50	47,522
5.75%, 09/01/25	110	110,192
6.70%, 09/01/54 (Call 06/01/29),
(5-year CMT + 2.364%)(c)	100	99,760
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 10/01/30)	117	97,635
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	40	31,984
3.20%, 05/15/27 (Call 02/15/27)	195	185,465
3.25%, 05/15/29 (Call 02/15/29)	160	147,214
3.95%, 04/01/30 (Call 01/01/30)	40	37,318
5.40%, 06/01/34 (Call 03/01/34)	75	74,897
OGE Energy Corp., 5.45%, 05/15/29
(Call 04/15/29)	75	75,200
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	35	33,775
5.65%, 06/01/34 (Call 03/01/34)	50	50,109
Series P, 2.60%, 04/01/30 (Call 01/01/30)	115	99,315
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	125	99,455
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	155	138,706
3.30%, 03/15/30 (Call 09/15/29)	40	35,947
3.80%, 08/15/28 (Call 02/15/28)	75	71,255
5.40%, 01/15/33 (Call 07/15/32)	105	105,087
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	205	192,611
2.75%, 05/15/30 (Call 02/15/30)	205	179,921
3.70%, 11/15/28 (Call 08/15/28)	105	99,246
4.15%, 06/01/32 (Call 03/01/32)	115	106,660
Security	Par (000)	Value

Electric (continued)
4.30%, 05/15/28 (Call 04/15/28)	$25	$24,400
4.55%, 09/15/32 (Call 06/15/32)	145	137,706
5.65%, 11/15/33 (Call 08/15/33)	195	199,345
5.75%, 03/15/29 (Call 12/15/28)	85	87,018
7.00%, 05/01/32	50	55,190
7.25%, 01/15/33	15	16,840
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	247	222,571
2.50%, 02/01/31 (Call 11/01/30)	478	393,732
2.95%, 03/01/26 (Call 12/01/25)	125	119,298
3.00%, 06/15/28 (Call 04/15/28)	160	145,888
3.15%, 01/01/26	413	397,123
3.25%, 06/01/31 (Call 03/01/31)	207	177,871
3.30%, 03/15/27 (Call 12/15/26)	81	76,485
3.30%, 12/01/27 (Call 09/01/27)	230	213,519
3.45%, 07/01/25	50	48,815
3.50%, 06/15/25 (Call 03/15/25)	205	200,173
3.75%, 07/01/28	185	172,347
4.20%, 03/01/29 (Call 01/01/29)	95	89,542
4.40%, 03/01/32 (Call 12/01/31)	105	95,947
4.55%, 07/01/30 (Call 01/01/30)	705	665,541
4.65%, 08/01/28 (Call 05/01/28)	100	96,227
4.95%, 06/08/25	210	208,078
5.45%, 06/15/27 (Call 05/15/27)	150	149,635
5.55%, 05/15/29 (Call 04/15/29)	160	159,927
5.80%, 05/15/34 (Call 02/15/34)	140	139,653
5.90%, 06/15/32 (Call 03/15/32)	138	138,956
6.10%, 01/15/29 (Call 12/15/28)	140	142,824
6.15%, 01/15/33 (Call 10/15/32)	160	163,289
6.40%, 06/15/33 (Call 03/15/33)	250	259,604
6.95%, 03/15/34 (Call 12/15/33)	185	199,505
PacifiCorp
5.10%, 02/15/29 (Call 01/15/29)	165	163,952
5.30%, 02/15/31 (Call 12/15/30)	130	128,516
5.45%, 02/15/34 (Call 11/15/33)	155	151,579
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	90	77,135
3.50%, 06/15/29 (Call 03/15/29)	83	76,493
7.70%, 11/15/31	30	34,134
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	15	14,592
4.90%, 06/15/33 (Call 03/15/33)	126	123,058
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	220	209,762
Potomac Electric Power Co., 5.20%, 03/15/34
(Call 12/15/33)	75	74,619
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	232	222,702
4.13%, 04/15/30 (Call 01/15/30)	5	4,714
PPL Electric Utilities Corp.
4.85%, 02/15/34 (Call 11/15/33)	105	101,522
5.00%, 05/15/33 (Call 02/15/33)	220	215,751
Progress Energy Inc.
7.00%, 10/30/31	50	54,716
7.75%, 03/01/31	160	180,356
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	185	147,907
3.70%, 06/15/28 (Call 12/15/27)	107	101,137
4.10%, 06/01/32 (Call 03/01/32)(b)	55	50,445
5.35%, 05/15/34 (Call 11/15/33)	75	74,313
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	90	72,839

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Hampshire
5.35%, 10/01/33 (Call 07/01/33)	$190	$190,390
Series V, 2.20%, 06/15/31 (Call 03/15/31)	65	53,540
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	160	155,814
Series J, 2.20%, 08/15/31 (Call 05/15/31)	140	112,549
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	95	88,203
1.90%, 08/15/31 (Call 05/15/31)	235	188,599
2.25%, 09/15/26 (Call 06/15/26)	161	150,842
2.45%, 01/15/30 (Call 10/15/29)	145	125,457
3.00%, 05/15/27 (Call 02/15/27)	130	122,799
3.10%, 03/15/32 (Call 12/15/31)	70	60,595
3.20%, 05/15/29 (Call 02/15/29)	85	78,013
3.65%, 09/01/28 (Call 06/01/28)	110	104,237
3.70%, 05/01/28 (Call 02/01/28)	127	120,943
4.65%, 03/15/33 (Call 12/15/32)	155	148,654
4.90%, 12/15/32 (Call 09/15/32)	105	102,472
5.20%, 08/01/33 (Call 05/01/33)	5	4,972
5.20%, 03/01/34 (Call 12/01/33)	125	124,321
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	220	207,687
1.60%, 08/15/30 (Call 05/15/30)	170	136,314
2.45%, 11/15/31 (Call 08/15/31)	60	49,146
5.20%, 04/01/29 (Call 03/01/29)	105	104,298
5.45%, 04/01/34 (Call 01/01/34)	100	98,746
5.85%, 11/15/27 (Call 10/15/27)	30	30,509
5.88%, 10/15/28 (Call 09/15/28)	185	188,430
6.13%, 10/15/33 (Call 07/15/33)	155	160,559
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	99,152
4.10%, 06/15/30 (Call 03/15/30)	120	109,320
4.22%, 03/15/32 (Call 12/15/31)	115	102,058
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	155	147,141
4.95%, 08/15/28 (Call 07/15/28)	215	214,577
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	245	198,682
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	105	89,988
Sempra
3.25%, 06/15/27 (Call 03/15/27)	253	237,947
3.40%, 02/01/28 (Call 11/01/27)	259	243,143
3.70%, 04/01/29 (Call 02/01/29)	175	162,952
5.40%, 08/01/26 (Call 07/01/26)	165	164,714
5.50%, 08/01/33 (Call 05/01/33)	185	184,292
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	165	156,816
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	95	79,912
2.75%, 02/01/32 (Call 11/01/31)	15	12,511
2.85%, 08/01/29 (Call 05/01/29)	199	177,320
4.88%, 02/01/27 (Call 01/01/27)	125	124,075
4.90%, 06/01/26 (Call 05/01/26)	80	79,345
5.15%, 06/01/29 (Call 05/01/29)	125	124,553
5.20%, 06/01/34 (Call 03/01/34)	125	121,723
5.30%, 03/01/28 (Call 02/01/28)	35	35,084
5.35%, 03/01/26	110	109,999
5.45%, 06/01/31 (Call 04/01/31)	105	105,346
5.65%, 10/01/28 (Call 09/01/28)	25	25,402
5.85%, 11/01/27 (Call 10/01/27)	230	234,372
5.95%, 11/01/32 (Call 08/01/32)	160	165,198
6.00%, 01/15/34	35	36,134
Security	Par (000)	Value

Electric (continued)
6.65%, 04/01/29	$103	$108,124
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	60	56,058
Series A, 4.20%, 03/01/29 (Call 12/01/28)	139	132,789
Series B, 3.65%, 03/01/28 (Call 12/01/27)	73	68,879
Series C, 4.20%, 06/01/25	115	113,649
Series D, 4.70%, 06/01/27 (Call 05/01/27)	235	231,429
Series E, 3.70%, 08/01/25 (Call 06/01/25)	255	249,656
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	112,388
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	450	432,007
4.85%, 06/15/28 (Call 04/15/28)	135	133,586
5.11%, 08/01/27	230	228,726
5.15%, 10/06/25	135	134,535
5.20%, 06/15/33 (Call 12/15/32)	175	171,720
5.50%, 03/15/29 (Call 01/15/29)	175	176,852
5.70%, 10/15/32 (Call 04/15/32)	140	142,715
5.70%, 03/15/34 (Call 09/15/33)	190	192,906
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	100	88,246
Series A, 3.70%, 04/30/30 (Call 01/30/30)	269	248,063
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	116	107,736
4.15%, 12/01/25 (Call 09/01/25)	120	117,719
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	55	53,156
Series K, 2.75%, 10/01/26 (Call 07/01/26)	95	89,116
Series M, 4.10%, 09/15/28 (Call 06/15/28)	215	203,529
Series N, 1.65%, 03/15/26 (Call 02/15/26)	110	102,987
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	35	35,519
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	155	129,719
4.90%, 03/01/29 (Call 02/01/29)	95	93,939
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	85	68,381
3.25%, 05/15/32 (Call 02/15/32)	5	4,334
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	160	127,852
2.95%, 06/15/27 (Call 03/15/27)	135	126,494
2.95%, 03/15/30 (Call 12/15/29)	131	115,985
3.50%, 03/15/29 (Call 12/15/28)	118	110,199
5.20%, 04/01/34 (Call 01/01/34)	125	123,196
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	175	143,380
2.40%, 03/30/32 (Call 12/30/31)	140	114,335
5.00%, 04/01/33 (Call 01/01/33)	205	198,746
5.00%, 01/15/34 (Call 10/15/33)	100	96,714
5.30%, 08/15/33 (Call 05/15/33)	130	128,623
Series A, 2.88%, 07/15/29 (Call 04/15/29)	155	139,332
Series A, 3.15%, 01/15/26 (Call 10/15/25)	220	212,629
Series A, 3.50%, 03/15/27 (Call 12/15/26)	120	114,865
Series A, 3.80%, 04/01/28 (Call 01/01/28)	200	190,429
Series B, 2.95%, 11/15/26 (Call 08/15/26)	90	85,419
Series B, 3.75%, 05/15/27 (Call 04/15/27)	140	134,817
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	60	52,838
1.80%, 10/15/30 (Call 07/15/30)	80	64,785
2.20%, 12/15/28 (Call 10/15/28)	135	118,520
4.75%, 01/09/26 (Call 12/09/25)	272	268,991
4.75%, 01/15/28 (Call 12/15/27)	115	113,701
5.00%, 09/27/25 (Call 08/27/25)	130	129,137
5.15%, 10/01/27 (Call 09/01/27)	140	139,343

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.60%, 09/12/26 (Call 08/12/26)	$95	$95,421
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	110	96,709
4.75%, 09/30/32 (Call 06/30/32)	120	117,014
5.00%, 05/15/29 (Call 04/15/29)	50	49,829
5.63%, 05/15/33	5	5,194
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	125	99,489
3.00%, 07/01/29 (Call 04/01/29)	40	36,332
3.05%, 10/15/27 (Call 07/15/27)	130	121,568
3.95%, 09/01/32 (Call 06/01/32)	165	149,604
4.95%, 04/01/33 (Call 01/01/33)	35	33,615
5.38%, 03/30/34 (Call 12/30/33)	50	49,419
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	100	99,982
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	125	113,288
2.35%, 11/15/31 (Call 05/15/31)	50	40,080
2.60%, 12/01/29 (Call 06/01/29)	190	165,375
3.30%, 06/01/25 (Call 12/01/24)	110	107,731
3.35%, 12/01/26 (Call 06/01/26)	102	96,985
3.40%, 06/01/30 (Call 12/01/29)	80	71,644
4.00%, 06/15/28 (Call 12/15/27)	180	171,348
4.60%, 06/01/32 (Call 12/01/31)	165	153,721
5.45%, 08/15/33 (Call 02/15/33)	170	167,027
5.50%, 03/15/34 (Call 09/15/33)	175	172,180
		66,491,060
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	60	49,318
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	260	236,460
1.80%, 10/15/27 (Call 08/15/27)	75	67,994
1.95%, 10/15/30 (Call 07/15/30)	90	75,623
2.00%, 12/21/28 (Call 10/21/28)	305	269,183
2.20%, 12/21/31 (Call 09/21/31)	255	211,120
3.15%, 06/01/25 (Call 03/01/25)	210	205,516
		1,115,214
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	160	146,479
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	35	33,077
5.41%, 07/01/32 (Call 04/01/32)	165	163,355
5.60%, 05/29/34 (Call 02/28/34)	75	74,861
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	115	94,014
2.80%, 02/15/30 (Call 11/15/29)	260	230,278
4.35%, 06/01/29 (Call 03/01/29)	125	120,787
4.75%, 03/30/26	45	44,561
5.05%, 04/05/27 (Call 03/05/27)	35	34,921
5.05%, 04/05/29 (Call 03/05/29)	75	74,820
5.25%, 04/05/34 (Call 01/05/34)	75	74,760
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	82	68,514
3.88%, 01/12/28 (Call 10/12/27)	150	142,255
5.88%, 04/10/34 (Call 01/10/34)	110	108,022
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	75	61,763
4.63%, 04/15/26 (Call 01/15/26)	152	149,032
5.50%, 06/01/32 (Call 03/01/32)	65	62,110
Security	Par (000)	Value

Electronics (continued)
6.25%, 03/15/28 (Call 02/15/28)	$140	$143,286
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	170	164,510
4.75%, 06/15/25 (Call 03/15/25)	145	143,546
4.88%, 06/15/29 (Call 03/15/29)	155	149,965
4.88%, 05/12/30 (Call 02/12/30)	190	183,003
6.00%, 01/15/28 (Call 12/15/27)	70	70,830
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	245	234,007
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	190	171,675
1.35%, 06/01/25 (Call 05/01/25)	355	341,341
1.75%, 09/01/31 (Call 06/01/31)	339	273,541
1.95%, 06/01/30 (Call 03/01/30)	230	194,520
2.50%, 11/01/26 (Call 08/01/26)	460	434,112
2.70%, 08/15/29 (Call 05/15/29)	185	166,235
4.25%, 01/15/29 (Call 12/15/28)	90	87,750
4.50%, 01/15/34 (Call 10/15/33)	5	4,770
4.88%, 09/01/29 (Call 08/01/29)	155	154,704
4.95%, 02/15/28 (Call 01/15/28)	245	246,158
4.95%, 09/01/31 (Call 07/01/31)	200	199,210
5.00%, 02/15/33 (Call 11/15/32)	305	304,502
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	35	28,979
3.15%, 08/15/27 (Call 05/15/27)	105	98,584
3.35%, 03/01/26 (Call 12/01/25)	170	164,257
3.50%, 02/15/28 (Call 11/15/27)	110	103,842
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	80	74,328
3.00%, 01/15/31 (Call 10/15/30)	130	110,289
3.60%, 01/15/30 (Call 10/15/29)	131	117,354
3.95%, 01/12/28 (Call 10/12/27)	110	103,920
4.25%, 05/15/27 (Call 04/15/27)	150	144,739
5.45%, 02/01/29 (Call 01/01/29)	50	49,752
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	147	130,696
4.60%, 04/06/27 (Call 01/06/27)	224	219,507
TD Synnex Corp., 6.10%, 04/12/34 (Call 01/12/34)	80	80,656
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	130	119,461
2.38%, 08/09/28 (Call 06/09/28)	135	119,233
2.65%, 08/09/31 (Call 05/09/31)	115	93,797
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)	170	166,850
6.10%, 03/15/33 (Call 12/15/32)	145	149,091
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	125	104,913
3.13%, 08/15/27 (Call 05/15/27)	160	150,677
3.70%, 02/15/26 (Call 11/15/25)	115	112,042
4.50%, 02/13/26	155	153,067
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	135	125,448
2.40%, 04/01/28 (Call 02/01/28)	105	92,345
2.95%, 04/01/31 (Call 01/01/31)	160	131,918
		8,297,019
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	180	178,968
6.35%, 08/18/28 (Call 07/18/28)	205	210,266
		389,234

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	$870	$825,138
4.05%, 03/15/29 (Call 01/15/29)	355	327,070
4.28%, 03/15/32 (Call 12/15/31)	1,105	967,218
6.41%, 03/15/26 (Call 06/11/24)	65	65,011
		2,184,437
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	130	121,911
1.45%, 02/15/31 (Call 11/15/30)	180	142,163
1.75%, 02/15/32 (Call 11/15/31)	25	19,543
2.30%, 03/01/30 (Call 12/01/29)	159	136,685
2.38%, 03/15/33 (Call 12/15/32)	135	107,284
2.90%, 07/01/26 (Call 04/01/26)	180	172,437
3.38%, 11/15/27 (Call 08/15/27)	145	137,304
3.95%, 05/15/28 (Call 02/15/28)	186	178,354
4.88%, 04/01/29 (Call 03/01/29)	180	177,899
5.00%, 12/15/33 (Call 09/15/33)	90	87,745
5.00%, 04/01/34 (Call 01/01/34)	70	68,301
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(a)	200	200,338
5.45%, 09/18/33 (Call 06/18/33)(a)	195	193,155
5.50%, 09/18/26 (Call 08/18/26)(a)	195	194,562
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	80	64,643
2.60%, 02/01/30 (Call 11/01/29)	144	126,254
3.20%, 06/01/32 (Call 03/01/32)	175	151,138
3.50%, 05/01/29 (Call 02/01/29)	152	141,443
4.20%, 01/15/33 (Call 10/15/32)	190	175,786
4.25%, 12/01/28 (Call 09/01/28)	160	154,671
5.00%, 03/01/34 (Call 12/01/33)	115	111,927
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	55	51,549
1.15%, 03/15/28 (Call 01/15/28)	145	126,059
1.50%, 03/15/31 (Call 12/15/30)	40	31,929
2.00%, 06/01/29 (Call 04/01/29)	180	156,429
3.15%, 11/15/27 (Call 08/15/27)	180	169,591
4.15%, 04/15/32 (Call 01/15/32)	279	262,083
4.63%, 02/15/30 (Call 12/15/29)	210	205,708
4.63%, 02/15/33 (Call 11/15/32)	185	177,993
4.88%, 02/15/29 (Call 01/15/29)	195	194,203
4.88%, 02/15/34 (Call 11/15/33)	155	151,214
		4,390,301
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)	135	141,511

Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	55	58,738
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	105	89,489
4.15%, 03/15/28 (Call 12/15/27)	241	232,256
5.20%, 03/19/27	100	100,063
5.20%, 03/21/29 (Call 02/21/29)	100	99,452
5.30%, 03/20/26	90	89,811
5.40%, 03/21/34 (Call 12/21/33)	205	202,852
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	245	214,352
4.60%, 11/01/25 (Call 09/01/25)	269	265,528
4.85%, 11/01/28 (Call 08/01/28)	303	296,325
5.30%, 10/01/26	110	109,911
Security	Par (000)	Value

Food (continued)
7.00%, 10/01/28	$65	$69,006
8.25%, 09/15/30	40	45,680
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	175	144,381
3.50%, 10/01/26 (Call 07/01/26)	45	42,987
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	165	135,293
2.88%, 04/15/30 (Call 01/15/30)	200	176,943
3.20%, 02/10/27 (Call 11/10/26)	232	220,386
4.20%, 04/17/28 (Call 01/17/28)	330	318,955
4.70%, 01/30/27 (Call 12/20/26)	125	123,329
4.95%, 03/29/33 (Call 12/29/32)	190	184,545
5.24%, 11/18/25 (Call 06/17/24)	25	24,905
5.50%, 10/17/28 (Call 09/17/28)	155	156,904
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	190	181,837
1.70%, 06/01/30 (Call 03/01/30)	75	62,316
2.30%, 08/15/26 (Call 05/15/26)	251	236,437
2.45%, 11/15/29 (Call 08/15/29)	105	92,662
3.20%, 08/21/25 (Call 05/21/25)	45	43,920
4.25%, 05/04/28 (Call 04/04/28)	90	88,226
4.50%, 05/04/33 (Call 02/04/33)	65	63,114
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	250	220,771
1.80%, 06/11/30 (Call 03/11/30)	295	245,802
4.80%, 03/30/27 (Call 02/28/27)	85	84,537
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	90	78,590
3.20%, 10/01/26 (Call 07/01/26)	175	166,377
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	125	99,585
2.38%, 03/15/30 (Call 12/15/29)	125	107,327
3.38%, 12/15/27 (Call 09/15/27)	125	117,849
5.90%, 11/15/28 (Call 10/15/28)	210	215,608
6.20%, 11/15/33 (Call 08/15/33)	225	235,116
JBS USA Holding Lux SARL/ JBS USA Food Co./
JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	20	18,451
3.00%, 02/02/29 (Call 12/02/28)	50	44,304
3.00%, 05/15/32 (Call 02/15/32)	240	195,243
3.63%, 01/15/32 (Call 01/15/27)	245	210,410
3.75%, 12/01/31 (Call 12/01/26)	75	65,096
5.13%, 02/01/28 (Call 01/01/28)	220	216,115
5.50%, 01/15/30 (Call 01/15/25)	330	323,008
5.75%, 04/01/33 (Call 01/01/33)	405	399,324
6.75%, 03/15/34 (Call 12/15/33)(a)	375	394,651
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	165	138,681
3.25%, 04/01/26	213	205,142
3.40%, 11/15/27 (Call 08/15/27)	153	144,247
4.30%, 05/15/28 (Call 02/15/28)	165	160,348
5.25%, 03/01/33 (Call 12/01/32)	120	119,107
Series B, 7.45%, 04/01/31	85	94,937
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	485	464,211
3.75%, 04/01/30 (Call 01/01/30)	180	167,276
3.88%, 05/15/27 (Call 02/15/27)	350	338,569
4.25%, 03/01/31 (Call 12/01/30)	45	42,576
4.63%, 01/30/29 (Call 10/30/28)	85	83,451
6.75%, 03/15/32	135	146,924

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	$155	$123,933
2.20%, 05/01/30 (Call 02/01/30)	90	76,188
2.65%, 10/15/26 (Call 07/15/26)	200	188,465
3.50%, 02/01/26 (Call 11/01/25)	159	154,376
3.70%, 08/01/27 (Call 05/01/27)	185	177,580
4.50%, 01/15/29 (Call 10/15/28)	135	132,053
7.50%, 04/01/31	90	100,779
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	150	139,112
1.85%, 02/15/31 (Call 11/15/30)	130	104,937
2.50%, 04/15/30 (Call 01/15/30)	145	124,693
3.40%, 08/15/27 (Call 05/15/27)	197	186,655
4.95%, 04/15/33 (Call 01/15/33)	125	121,214
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	150	119,143
1.88%, 10/15/32 (Call 07/15/32)	20	15,702
2.63%, 03/17/27 (Call 02/17/27)	95	88,869
2.75%, 04/13/30 (Call 01/13/30)	182	160,100
3.00%, 03/17/32 (Call 12/17/31)	224	191,965
4.13%, 05/07/28 (Call 02/07/28)	30	29,097
4.75%, 02/20/29 (Call 01/20/29)	120	118,073
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	255	214,429
4.25%, 04/15/31 (Call 04/15/26)	230	207,159
6.25%, 07/01/33 (Call 04/01/33)	215	217,889
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	80	68,710
2.45%, 12/14/31 (Call 09/14/31)	195	160,377
3.25%, 07/15/27 (Call 04/15/27)	216	204,008
3.30%, 07/15/26 (Call 04/15/26)	286	274,518
3.75%, 10/01/25 (Call 07/01/25)	215	210,033
5.75%, 01/17/29 (Call 12/17/28)	115	117,252
5.95%, 04/01/30 (Call 01/01/30)	235	243,753
6.00%, 01/17/34 (Call 10/17/33)	80	83,668
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	333	316,937
4.00%, 03/01/26 (Call 01/01/26)	238	232,132
4.35%, 03/01/29 (Call 12/01/28)	222	213,133
5.40%, 03/15/29 (Call 02/15/29)	105	104,945
5.70%, 03/15/34 (Call 12/15/33)	120	119,290
Walmart Inc., 3.90%, 09/09/25	230	226,676
		15,282,079
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	25	23,352
Georgia-Pacific LLC
7.75%, 11/15/29	125	140,343
8.88%, 05/15/31	10	12,154
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	135	117,561
3.13%, 01/15/32 (Call 10/15/31)	240	193,839
3.75%, 01/15/31 (Call 10/15/30)	215	185,579
5.00%, 01/15/30 (Call 10/15/29)	235	221,061
6.00%, 01/15/29 (Call 10/15/28)	330	327,026
Suzano International Finance BV, 5.50%, 01/17/27	195	193,122
		1,414,037
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	212	169,071
Security	Par (000)	Value

Gas (continued)
2.63%, 09/15/29 (Call 06/15/29)	$222	$197,483
3.00%, 06/15/27 (Call 03/15/27)	210	197,701
5.45%, 10/15/32 (Call 07/15/32)	10	10,136
5.90%, 11/15/33 (Call 08/15/33)	130	135,783
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	197	159,508
4.00%, 04/01/28 (Call 01/01/28)	145	138,508
4.40%, 07/01/32 (Call 04/01/32)	35	32,670
5.25%, 03/01/28 (Call 02/01/28)	260	259,955
5.40%, 03/01/33 (Call 12/01/32)	265	263,867
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	135	112,719
3.95%, 09/15/27 (Call 06/15/27)	65	61,809
4.75%, 09/01/28 (Call 06/01/28)	80	77,496
5.20%, 07/15/25 (Call 04/15/25)	110	109,383
5.50%, 01/15/26 (Call 12/15/25)	140	139,454
5.50%, 10/01/26	80	79,710
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	333	315,129
1.70%, 02/15/31 (Call 11/15/30)	264	209,482
2.95%, 09/01/29 (Call 06/01/29)	299	267,355
3.49%, 05/15/27 (Call 02/15/27)	400	380,478
3.60%, 05/01/30 (Call 02/01/30)	200	182,485
5.25%, 03/30/28 (Call 02/29/28)	280	279,311
5.35%, 04/01/34 (Call 01/01/34)	120	117,402
5.40%, 06/30/33 (Call 03/30/33)	70	69,023
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	65	54,474
4.25%, 09/01/32 (Call 06/01/32)(b)	35	32,776
5.10%, 04/01/29 (Call 03/01/29)	20	19,966
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	50	41,731
3.50%, 06/01/29 (Call 03/01/29)	197	181,330
5.40%, 06/15/33 (Call 03/15/33)	145	144,436
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	210	197,623
3.20%, 06/15/25 (Call 03/15/25)	60	58,660
5.20%, 06/01/33 (Call 03/01/33)	145	143,586
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	235	222,858
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	250	216,747
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	110	105,418
5.15%, 09/15/32 (Call 03/15/32)	80	78,954
5.75%, 09/15/33 (Call 03/15/33)	180	184,059
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	208	167,683
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	112	93,759
3.70%, 04/01/28 (Call 01/01/28)	85	80,221
4.05%, 03/15/32 (Call 12/15/31)	205	185,118
5.45%, 03/23/28 (Call 02/23/28)	80	80,254
5.80%, 12/01/27 (Call 11/01/27)	110	111,186
Spire Inc., 5.30%, 03/01/26	45	44,842
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)	30	28,836
		6,440,435
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	55	46,155
4.63%, 06/15/28 (Call 03/15/28)	105	101,905
Regal Rexnord Corp.
6.05%, 02/15/26	100	100,262
6.05%, 04/15/28 (Call 03/15/28)	230	233,020

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
6.30%, 02/15/30 (Call 12/15/29)	$275	$281,516
6.40%, 04/15/33 (Call 01/15/33)	295	303,647
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	9,576
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	195	164,609
3.00%, 05/15/32 (Call 02/15/32)(b)	120	101,218
3.40%, 03/01/26 (Call 01/01/26)	155	149,687
4.25%, 11/15/28 (Call 08/15/28)	130	124,918
6.00%, 03/06/28 (Call 02/06/28)(b)	105	108,007
6.27%, 03/06/26 (Call 06/11/24)	25	24,920
		1,749,440
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	193	170,030
1.40%, 06/30/30 (Call 03/30/30)	226	186,002
3.75%, 11/30/26 (Call 08/30/26)	515	500,895
3.88%, 09/15/25 (Call 06/15/25)	80	78,795
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	130	108,850
2.30%, 03/12/31 (Call 12/12/30)	245	203,101
2.75%, 09/15/29 (Call 06/15/29)	135	119,916
3.05%, 09/22/26 (Call 06/22/26)	115	109,239
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	175	137,790
1.92%, 02/01/27 (Call 01/01/27)	360	328,667
2.27%, 12/01/28 (Call 10/01/28)	230	201,251
2.54%, 02/01/32 (Call 11/01/31)	365	296,309
2.60%, 08/15/26 (Call 05/15/26)	190	178,714
3.95%, 04/01/30 (Call 01/01/30)	110	101,636
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	180	173,810
2.65%, 06/01/30 (Call 03/01/30)	295	256,968
4.00%, 03/01/28 (Call 12/01/27)	145	139,817
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	114	111,356
Dentsply Sirona Inc., 3.25%, 06/01/30
(Call 03/01/30)	193	168,258
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)	205	181,426
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	164	158,043
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	255	255,206
5.65%, 11/15/27 (Call 10/15/27)	380	384,457
5.86%, 03/15/30 (Call 01/15/30)	310	317,863
5.91%, 11/22/32 (Call 08/22/32)	410	422,063
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	333	324,226
4.50%, 03/30/33 (Call 12/30/32)	260	248,617
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	130	112,802
2.25%, 09/15/31 (Call 06/15/31)	115	93,370
2.55%, 03/15/31 (Call 12/15/30)	85	70,807
3.30%, 09/15/29 (Call 06/15/29)	231	209,411
Smith & Nephew PLC
2.03%, 10/14/30 (Call 07/14/30)	260	212,991
5.40%, 03/20/34 (Call 12/20/33)	45	44,106
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(a)	205	203,714
5.45%, 02/25/27 (Call 01/25/27)(a)	165	164,581
5.45%, 03/13/31 (Call 01/13/31)(a)	290	285,917
5.60%, 03/23/34 (Call 12/23/33)(a)	400	392,973
Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	$210	$177,249
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	145	138,750
1.95%, 06/15/30 (Call 03/15/30)	225	188,486
3.38%, 11/01/25 (Call 08/01/25)	197	191,487
3.50%, 03/15/26 (Call 12/15/25)	263	255,109
3.65%, 03/07/28 (Call 12/07/27)	130	123,536
4.85%, 12/08/28 (Call 11/08/28)	120	118,622
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	160	140,353
2.00%, 10/15/31 (Call 07/15/31)	300	243,548
2.60%, 10/01/29 (Call 07/01/29)	225	199,883
4.80%, 11/21/27 (Call 10/21/27)	185	183,963
4.95%, 08/10/26 (Call 07/10/26)	315	313,879
4.95%, 11/21/32 (Call 08/21/32)	125	123,445
4.98%, 08/10/30 (Call 06/10/30)	215	213,774
5.00%, 12/05/26 (Call 11/05/26)	185	184,727
5.00%, 01/31/29 (Call 12/31/28)	235	234,955
5.09%, 08/10/33 (Call 05/10/33)	240	238,083
5.20%, 01/31/34 (Call 10/31/33)	125	125,256
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	175	144,829
3.05%, 01/15/26 (Call 12/15/25)	185	178,047
5.35%, 12/01/28 (Call 11/01/28)	135	135,712
		11,507,670
Health Care - Services — 0.7%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	60	53,548
5.43%, 03/01/32 (Call 12/01/31)	40	39,414
Advocate Health & Hospitals Corp., 3.83%, 08/15/28
(Call 05/15/28)	145	138,362
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	266	234,144
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	95	78,236
2.34%, 01/01/30 (Call 10/01/29)	95	81,892
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	115	94,149
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	95	87,094
Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(b)	10	9,665
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	55	45,202
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)	105	87,067
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	555	489,897
2.50%, 03/01/31 (Call 12/01/30)	500	407,820
2.63%, 08/01/31 (Call 05/01/31)	315	256,157
3.00%, 10/15/30 (Call 07/15/30)	465	395,280
3.38%, 02/15/30 (Call 02/15/25)	425	374,403
4.25%, 12/15/27 (Call 06/17/24)	500	475,713
4.63%, 12/15/29 (Call 12/15/24)	790	743,647
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	5	4,856
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	37,835
2.78%, 10/01/30 (Call 04/01/30)	87	74,800
3.35%, 10/01/29 (Call 04/01/29)	172	157,094
5.21%, 12/01/31 (Call 06/01/31)	130	127,545
6.07%, 11/01/27 (Call 08/01/27)	110	112,690

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	$220	$205,542
2.25%, 05/15/30 (Call 02/15/30)	274	232,270
2.55%, 03/15/31 (Call 12/15/30)	220	185,900
2.88%, 09/15/29 (Call 06/15/29)	204	181,947
3.65%, 12/01/27 (Call 09/01/27)	355	337,781
4.10%, 03/01/28 (Call 12/01/27)	275	265,023
4.10%, 05/15/32 (Call 02/15/32)	120	110,440
4.75%, 02/15/33 (Call 11/15/32)	260	249,420
4.90%, 02/08/26 (Call 06/11/24)	185	183,288
5.15%, 06/15/29 (Call 05/15/29)	135	134,778
5.35%, 10/15/25 (Call 09/15/25)	95	94,781
5.38%, 06/15/34 (Call 03/15/34)	150	149,504
5.50%, 10/15/32 (Call 07/15/32)	95	95,889
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	225	183,555
3.13%, 03/15/27 (Call 02/15/27)	220	207,209
3.38%, 03/15/29 (Call 01/15/29)	55	50,193
3.50%, 09/01/30 (Call 03/01/30)	605	541,463
3.63%, 03/15/32 (Call 12/15/31)	502	438,661
4.13%, 06/15/29 (Call 03/15/29)	472	444,675
4.50%, 02/15/27 (Call 08/15/26)	272	265,406
5.20%, 06/01/28 (Call 05/01/28)	285	282,836
5.25%, 06/15/26 (Call 12/15/25)	405	402,562
5.38%, 09/01/26 (Call 03/01/26)	235	234,249
5.45%, 04/01/31 (Call 02/01/31)	90	89,429
5.50%, 06/01/33 (Call 03/01/33)	250	246,831
5.60%, 04/01/34 (Call 01/01/34)	155	153,624
5.63%, 09/01/28 (Call 03/01/28)	330	331,784
5.88%, 02/15/26 (Call 08/15/25)	350	350,537
5.88%, 02/01/29 (Call 08/01/28)	230	233,285
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	225	202,841
2.15%, 02/03/32 (Call 11/03/31)	195	154,357
3.13%, 08/15/29 (Call 05/15/29)	160	143,872
3.70%, 03/23/29 (Call 02/23/29)	205	191,125
3.95%, 03/15/27 (Call 12/15/26)	115	110,848
4.88%, 04/01/30 (Call 01/01/30)	140	136,584
5.38%, 04/15/31 (Call 02/15/31)	175	173,320
5.70%, 03/13/26 (Call 06/11/24)	50	49,986
5.75%, 03/01/28 (Call 02/01/28)	170	172,112
5.75%, 12/01/28 (Call 11/01/28)	105	106,732
5.88%, 03/01/33 (Call 12/01/32)	165	167,197
5.95%, 03/15/34 (Call 12/15/33)	150	152,851
ICON Investments Six DAC, 5.85%, 05/08/29
(Call 04/08/29)	5	5,064
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	35	35,220
6.25%, 02/01/29 (Call 01/01/29)	250	256,322
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	166	158,342
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	160	148,148
2.70%, 06/01/31 (Call 03/01/31)	120	101,528
2.95%, 12/01/29 (Call 09/01/29)	186	165,578
3.60%, 09/01/27 (Call 06/01/27)	178	169,671
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	120	99,007
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	75	70,388
Piedmont Healthcare Inc., 2.04%, 01/01/32
(Call 07/01/31)	55	43,916
Security	Par (000)	Value

Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	$45	$44,970
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	48,029
Series H, 2.75%, 10/01/26 (Call 07/01/26)	95	89,075
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	100	85,261
2.95%, 06/30/30 (Call 03/30/30)	220	193,862
3.45%, 06/01/26 (Call 03/01/26)	177	170,640
4.20%, 06/30/29 (Call 03/30/29)	95	91,304
6.40%, 11/30/33 (Call 08/30/33)	135	144,034
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 (Call 08/15/29)	66	62,111
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	65	64,337
Series A, 3.82%, 06/01/27 (Call 03/01/27)	205	197,102
Stanford Health Care, Series 2020, 3.31%, 08/15/30
(Call 05/15/30)	30	27,236
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	38,077
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,529
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	135	130,220
1.15%, 05/15/26 (Call 04/15/26)	275	254,844
1.25%, 01/15/26	165	154,959
2.00%, 05/15/30	285	239,858
2.30%, 05/15/31 (Call 02/15/31)	420	350,868
2.88%, 08/15/29	224	201,868
2.95%, 10/15/27	178	166,584
3.10%, 03/15/26	350	337,885
3.38%, 04/15/27	160	153,195
3.45%, 01/15/27	275	264,506
3.70%, 12/15/25	85	83,079
3.75%, 07/15/25	541	532,263
3.85%, 06/15/28	275	263,321
3.88%, 12/15/28	228	217,649
4.00%, 05/15/29 (Call 03/15/29)	243	232,242
4.20%, 05/15/32 (Call 02/15/32)	405	378,985
4.25%, 01/15/29 (Call 12/15/28)	295	285,571
4.50%, 04/15/33 (Call 01/15/33)	350	332,169
4.60%, 04/15/27 (Call 03/15/27)	120	118,695
4.70%, 04/15/29 (Call 03/15/29)	120	118,322
4.90%, 04/15/31 (Call 02/15/31)	180	177,253
5.00%, 04/15/34 (Call 01/15/34)	360	353,269
5.15%, 10/15/25	215	214,676
5.25%, 02/15/28 (Call 01/15/28)	245	247,213
5.30%, 02/15/30 (Call 12/15/29)	310	313,673
5.35%, 02/15/33 (Call 11/15/32)	205	207,045
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	187	171,171
2.65%, 10/15/30 (Call 07/15/30)	120	101,173
2.65%, 01/15/32 (Call 10/15/31)	110	89,315
		22,460,819
Holding Companies - Diversified — 0.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(Call 03/13/29)(a)	105	105,720
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	200	184,522
2.88%, 06/15/27 (Call 05/15/27)	115	105,573
2.88%, 06/15/28 (Call 04/15/28)	295	261,970
3.20%, 11/15/31 (Call 08/15/31)	135	111,832
3.25%, 07/15/25 (Call 06/15/25)	358	346,859

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.88%, 01/15/26 (Call 12/15/25)	$215	$207,417
5.88%, 03/01/29 (Call 02/01/29)	210	207,672
5.95%, 07/15/29 (Call 06/15/29)	145	143,161
7.00%, 01/15/27	140	143,061
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	105	96,446
2.95%, 03/10/26 (Call 02/10/26)	30	28,239
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	20	18,431
7.00%, 02/15/29 (Call 01/15/29)	65	65,183
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	289	263,965
3.25%, 03/15/27 (Call 02/15/27)	160	147,562
4.00%, 01/15/29 (Call 11/15/28)(b)	155	142,086
5.95%, 07/16/29 (Call 06/16/29)(a)	50	49,217
6.25%, 01/25/31 (Call 11/25/30)(a)	75	74,985
7.05%, 09/29/25	115	116,139
7.30%, 11/27/28 (Call 10/27/28)(a)	130	135,144
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	140	126,299
2.75%, 09/16/26 (Call 08/19/26)	170	157,425
2.85%, 09/30/28 (Call 07/30/28)	168	147,513
3.63%, 01/15/26 (Call 12/15/25)	150	143,899
5.88%, 11/15/27 (Call 10/15/27)	50	49,651
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	125	114,383
2.88%, 06/11/28 (Call 04/11/28)	230	203,580
3.40%, 07/15/26 (Call 06/15/26)	250	235,345
3.75%, 07/22/25 (Call 06/22/25)	120	116,499
4.25%, 01/15/26 (Call 12/15/25)	125	121,123
5.95%, 03/15/29 (Call 02/15/29)	55	54,537
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(Call 10/15/26)(a)	40	41,254
Blue Owl Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	95	86,674
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	50	46,253
4.70%, 02/08/27 (Call 01/08/27)	150	142,933
6.60%, 09/15/29 (Call 08/15/29)(a)(b)	80	79,558
6.65%, 03/15/31 (Call 01/15/31)	130	128,547
7.75%, 09/16/27 (Call 08/16/27)	150	155,201
7.75%, 01/15/29 (Call 12/15/28)	145	150,446
7.95%, 06/13/28 (Call 05/13/28)	85	88,385
Blue Owl Technology Finance Corp., 2.50%,
01/15/27 (Call 12/15/26)	90	80,958
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29 (Call 03/04/29)(a)	110	108,120
Franklin BSP Capital Corp., 7.20%, 06/15/29
(Call 05/15/29)(a)	10	9,974
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	90	81,339
3.13%, 10/12/28 (Call 08/12/28)	155	134,587
3.25%, 07/15/27 (Call 06/15/27)	10	9,076
3.40%, 01/15/26 (Call 12/15/25)	205	195,036
7.88%, 01/15/29 (Call 12/15/28)	125	129,309
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	110	104,835
6.38%, 03/11/27	5	5,038
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	190	170,227
2.50%, 08/24/26 (Call 07/24/26)	30	27,624
Security	Par (000)	Value

Holding Companies - Diversified (continued)
6.00%, 07/15/29 (Call 06/15/29)	$90	$88,189
7.05%, 12/05/28 (Call 11/05/28)	20	20,456
HPS Corporate Lending Fund, 6.75%, 01/30/29
(Call 12/30/28)(a)	100	100,611
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	140	130,556
6.50%, 06/04/27 (Call 05/04/27)	75	75,042
6.95%, 03/01/29 (Call 02/01/29)	50	50,906
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (Call 01/11/27)	50	48,311
6.15%, 05/17/29 (Call 04/17/29)(a)	50	49,424
New Mountain Finance Corp., 6.88%, 02/01/29
(Call 01/01/29)	40	39,510
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	80	72,541
7.10%, 02/15/29 (Call 01/15/29)	95	96,348
Oaktree Strategic Credit Fund, 8.40%, 11/14/28
(Call 10/14/28)(a)	50	52,887
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(b)	80	73,357
3.44%, 10/15/28 (Call 08/15/28)(b)	95	80,152
3.71%, 01/22/26 (Call 12/22/25)	85	80,540
Sixth Street Lending Partners, 6.50%, 03/11/29
(Call 02/11/29)(a)	105	104,804
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	60	55,514
6.13%, 03/01/29 (Call 02/01/29)	80	79,442
6.95%, 08/14/28 (Call 07/14/28)	10	10,257
		7,709,659
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	205	186,561
1.40%, 10/15/27 (Call 08/15/27)	80	70,828
2.60%, 10/15/25 (Call 09/15/25)	127	122,111
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	215	212,273
5.00%, 06/15/27 (Call 12/15/26)	135	133,997
5.25%, 06/01/26 (Call 12/01/25)	120	119,603
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	132	116,435
3.85%, 01/15/30 (Call 07/15/29)	80	74,512
Meritage Homes Corp., 5.13%, 06/06/27
(Call 12/06/26)	25	24,580
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	235	206,274
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	151	149,579
5.50%, 03/01/26 (Call 12/01/25)	130	130,028
6.38%, 05/15/33	50	52,329
7.88%, 06/15/32	45	51,400
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	127	116,616
4.35%, 02/15/28 (Call 11/15/27)	120	115,256
4.88%, 11/15/25 (Call 08/15/25)	100	98,867
4.88%, 03/15/27 (Call 12/15/26)	150	147,408
		2,128,657
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	125	113,528
4.40%, 03/15/29 (Call 12/15/28)	128	115,524

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	$113	$92,166
4.70%, 05/14/32 (Call 02/14/32)(b)	75	69,929
4.75%, 02/26/29 (Call 11/26/28)(b)	173	167,750
5.50%, 03/01/33 (Call 12/01/32)	65	63,521
5.75%, 03/01/34 (Call 12/01/33)	70	68,592
		691,010
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	60	48,503
2.65%, 04/30/30 (Call 02/01/30)	70	60,490
4.88%, 12/06/28 (Call 09/06/28)	150	147,644
5.75%, 03/15/33 (Call 12/15/32)	170	173,404
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	115	94,605
3.15%, 08/01/27 (Call 05/01/27)	135	127,714
5.60%, 11/15/32 (Call 08/15/32)	125	129,201
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	165	136,442
3.10%, 10/01/27 (Call 07/01/27)	80	75,098
3.90%, 05/15/28 (Call 02/15/28)	150	143,927
4.40%, 05/01/29 (Call 03/01/29)	100	96,898
4.60%, 05/01/32 (Call 02/01/32)	175	168,928
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	130	114,734
2.00%, 11/02/31 (Call 08/02/31)	175	144,202
2.75%, 02/15/26	130	125,141
3.05%, 08/15/25	150	146,306
3.10%, 03/26/30 (Call 12/26/29)	210	190,648
3.20%, 04/25/29 (Call 01/25/29)	225	208,642
3.95%, 11/01/28 (Call 08/01/28)	115	110,600
4.50%, 02/16/33 (Call 11/16/32)	75	72,360
		2,515,487
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	75	88,916
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(c)	200	192,884
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	105	97,506
2.88%, 10/15/26 (Call 07/15/26)	144	136,389
3.60%, 04/01/30 (Call 01/01/30)	275	253,576
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	145	134,486
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	100	97,712
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	190	176,821
1.45%, 12/15/30 (Call 09/15/30)	130	102,804
3.28%, 12/15/26 (Call 09/15/26)	232	220,973
5.25%, 03/30/33 (Call 12/30/32)	185	183,632
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)	5	4,920
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	169	152,892
4.20%, 04/01/28 (Call 01/01/28)	119	114,565
5.13%, 03/27/33 (Call 12/27/32)	180	176,740
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(c)	60	58,797
American National Group Inc., 5.00%, 06/15/27
(Call 03/15/27)	155	150,247
Security	Par (000)	Value

Insurance (continued)
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	$244	$212,710
3.75%, 05/02/29 (Call 02/02/29)	216	202,210
4.50%, 12/15/28 (Call 09/15/28)	87	84,306
8.21%, 01/01/27	20	21,239
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	125	100,455
2.60%, 12/02/31 (Call 09/02/31)	85	70,751
2.85%, 05/28/27 (Call 04/28/27)	135	126,276
5.00%, 09/12/32 (Call 06/12/32)	162	157,379
5.35%, 02/28/33 (Call 11/28/32)	190	187,279
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	252	245,871
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	165	164,624
5.15%, 03/01/29 (Call 02/01/29)	225	223,869
5.30%, 03/01/31 (Call 01/01/31)	160	159,321
5.45%, 03/01/34 (Call 12/01/33)	225	222,991
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	186	179,668
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	165	133,715
5.50%, 03/02/33 (Call 12/02/32)	10	9,961
6.50%, 02/15/34 (Call 11/15/33)	110	116,308
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	70	56,964
3.70%, 02/22/30 (Call 11/22/29)	170	152,278
4.90%, 03/27/28 (Call 12/27/27)	90	87,726
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	190	164,156
6.13%, 09/15/28 (Call 08/15/28)	30	30,800
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	170	150,055
4.13%, 01/12/28 (Call 10/12/27)	290	279,020
5.88%, 01/15/34 (Call 10/15/33)	115	114,707
6.15%, 04/03/30 (Call 01/03/30)	104	107,283
6.65%, 02/01/33 (Call 11/01/32)	85	89,503
AXA SA, 8.60%, 12/15/30	190	221,519
Axis Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	159	149,691
Axis Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	125	119,472
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	271	220,587
1.85%, 03/12/30 (Call 12/12/29)	110	93,389
2.30%, 03/15/27 (Call 02/15/27)	285	266,618
2.88%, 03/15/32 (Call 12/15/31)	265	230,229
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	627	606,573
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	70	66,279
5.63%, 05/15/30 (Call 02/15/30)(b)	180	180,068
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	225	184,099
4.20%, 03/17/32 (Call 12/17/31)	120	108,125
4.50%, 03/15/29 (Call 12/15/28)	70	67,385
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)	285	230,933
3.35%, 05/03/26 (Call 02/03/26)	290	280,153
5.00%, 03/15/34 (Call 12/15/33)	150	147,914
Cincinnati Financial Corp., 6.92%, 05/15/28	94	99,415

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	$120	$99,230
3.45%, 08/15/27 (Call 05/15/27)	145	136,893
3.90%, 05/01/29 (Call 02/01/29)	151	142,022
4.50%, 03/01/26 (Call 12/01/25)	190	186,788
5.13%, 02/15/34 (Call 11/15/33)	65	62,232
5.50%, 06/15/33 (Call 03/15/33)	50	49,501
CNO Financial Group Inc.
5.25%, 05/30/29 (Call 02/28/29)	165	159,740
6.45%, 06/15/34 (Call 03/15/34)	75	75,199
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	230	219,619
3.85%, 04/05/29 (Call 02/05/29)	295	275,148
3.90%, 04/05/32 (Call 01/05/32)	360	321,469
5.75%, 01/15/34 (Call 10/15/33)	185	185,982
6.05%, 09/15/33 (Call 06/15/33)(a)	130	132,941
Enstar Finance LLC, 5.50%, 01/15/42
(Call 01/15/27), (5-year CMT + 4.006%)(c)	50	48,729
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	140	113,415
4.95%, 06/01/29 (Call 03/01/29)	123	117,445
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	435	417,678
5.59%, 01/11/33 (Call 10/11/32)	120	120,379
7.00%, 04/01/28	35	37,005
F&G Annuities & Life Inc.
6.50%, 06/04/29 (Call 05/04/29)	50	49,930
7.40%, 01/13/28 (Call 12/13/27)	70	72,260
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	56,138
4.63%, 04/29/30 (Call 01/29/30)	135	127,687
4.85%, 04/17/28 (Call 01/17/28)	189	185,103
5.63%, 08/16/32 (Call 05/16/32)	195	191,047
6.00%, 12/07/33 (Call 09/07/33)(a)	65	65,480
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	150	121,478
3.40%, 06/15/30 (Call 03/15/30)	175	154,723
4.50%, 08/15/28 (Call 05/15/28)	145	139,095
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	140	110,371
4.00%, 05/15/30 (Call 02/15/30)	80	71,505
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	150	119,705
4.55%, 09/15/28 (Call 06/15/28)	180	169,484
4.80%, 06/15/32 (Call 03/15/32)	40	37,063
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	99	82,574
4.50%, 04/15/26 (Call 01/15/26)	135	132,146
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)	240	213,170
Horace Mann Educators Corp., 7.25%, 09/15/28
(Call 08/15/28)	75	79,149
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	135	111,942
5.17%, 06/08/27 (Call 05/08/27)	135	133,592
5.67%, 06/08/32 (Call 03/08/32)	90	89,920
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	125	100,773
3.80%, 02/23/32 (Call 11/23/31)	85	71,765
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	115	101,579
Security	Par (000)	Value

Insurance (continued)
3.40%, 01/15/31 (Call 10/15/30)	$115	$100,918
3.40%, 03/01/32 (Call 12/01/31)	10	8,655
3.63%, 12/12/26 (Call 09/15/26)	15	14,327
3.80%, 03/01/28 (Call 12/01/27)	140	133,133
5.85%, 03/15/34 (Call 12/15/33)	55	54,699
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	185	166,257
3.75%, 04/01/26 (Call 01/01/26)	155	150,773
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	105	97,687
3.70%, 03/16/32 (Call 12/16/31)	210	190,581
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(c)	180	172,286
4.15%, 03/04/26	342	335,152
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	163	147,882
3.50%, 11/01/27 (Call 08/01/27)	115	108,796
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	165	139,356
2.38%, 12/15/31 (Call 09/15/31)	130	107,205
3.75%, 03/14/26 (Call 12/14/25)	280	272,953
4.38%, 03/15/29 (Call 12/15/28)	355	345,767
5.15%, 03/15/34 (Call 12/15/33)	95	94,455
5.40%, 09/15/33 (Call 06/15/33)	160	161,754
5.75%, 11/01/32 (Call 08/01/32)	152	157,592
5.88%, 08/01/33	5	5,223
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	125	120,466
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)	224	218,800
4.55%, 03/23/30 (Call 12/23/29)	294	287,338
5.38%, 07/15/33 (Call 04/15/33)	318	319,890
6.50%, 12/15/32	50	54,375
MGIC Investment Corp., 5.25%, 08/15/28
(Call 06/17/24)	5	4,854
Munich Re America Corp., Series B, 7.45%,
12/15/26	5	5,267
NMI Holdings Inc., 6.00%, 08/15/29 (Call 07/15/29)	50	49,531
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	192	185,218
5.75%, 03/28/34 (Call 12/28/33)	95	94,537
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	230	214,058
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	175	144,811
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	135	112,160
3.10%, 11/15/26 (Call 08/15/26)	100	94,988
3.70%, 05/15/29 (Call 02/15/29)	201	186,126
5.38%, 03/15/33 (Call 12/15/32)	95	94,552
Progressive Corp. (The)
2.45%, 01/15/27	115	107,455
2.50%, 03/15/27 (Call 02/15/27)	135	126,009
3.00%, 03/15/32 (Call 12/15/31)	170	146,509
3.20%, 03/26/30 (Call 12/26/29)	180	163,031
4.00%, 03/01/29 (Call 12/01/28)	143	136,368
4.95%, 06/15/33 (Call 03/15/33)	85	84,019
6.25%, 12/01/32	40	42,757
6.63%, 03/01/29	95	101,033
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	237	221,936
2.10%, 03/10/30 (Call 12/10/29)	190	161,537

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(c)	$75	$64,310
3.88%, 03/27/28 (Call 12/27/27)	237	226,912
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(c)	60	56,348
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(c)	200	185,468
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(c)	210	205,476
5.75%, 07/15/33	105	109,257
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(c)	215	210,088
6.50%, 03/15/54 (Call 12/15/33),
(5-year CMT + 2.404%)(c)	115	115,406
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(c)	120	122,461
Prudential Funding Asia PLC
3.13%, 04/14/30	221	196,765
3.63%, 03/24/32 (Call 12/24/31)	110	98,110
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	165	145,549
3.90%, 05/15/29 (Call 02/15/29)	160	149,501
3.95%, 09/15/26 (Call 06/15/26)	140	135,487
5.75%, 09/15/34 (Call 06/15/34)	75	74,632
6.00%, 09/15/33 (Call 06/15/33)	5	5,073
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	90	85,212
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	145	133,355
5.75%, 06/05/33 (Call 03/05/33)	210	208,341
SiriusPoint Ltd., 7.00%, 04/05/29 (Call 03/05/29)	15	15,142
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	110	91,389
Travelers Property Casualty Corp., 6.38%, 03/15/33	20	21,701
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	180	175,983
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	40	37,507
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	228	202,897
4.50%, 09/15/28 (Call 06/15/28)	175	169,172
4.65%, 06/15/27 (Call 05/15/27)	200	195,863
5.35%, 05/15/33 (Call 02/15/33)	75	73,088
		25,110,397
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	355	292,531
3.40%, 12/06/27 (Call 09/06/27)	605	569,616
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	358	339,360
0.80%, 08/15/27 (Call 06/15/27)	365	323,716
1.10%, 08/15/30 (Call 05/15/30)	560	454,176
2.00%, 08/15/26 (Call 05/15/26)	548	514,793
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	250	239,359
1.00%, 05/12/26 (Call 04/12/26)	690	639,318
1.20%, 06/03/27 (Call 04/03/27)	315	282,847
1.50%, 06/03/30 (Call 03/03/30)	469	388,436
1.65%, 05/12/28 (Call 03/12/28)	622	551,664
2.10%, 05/12/31 (Call 02/12/31)	590	493,080
3.15%, 08/22/27 (Call 05/22/27)	762	722,407
3.30%, 04/13/27 (Call 03/13/27)	540	516,675
Security	Par (000)	Value

Internet (continued)
3.45%, 04/13/29 (Call 02/13/29)	$278	$262,578
3.60%, 04/13/32 (Call 01/13/32)	495	452,129
4.55%, 12/01/27 (Call 11/01/27)	360	357,043
4.60%, 12/01/25	290	288,124
4.65%, 12/01/29 (Call 10/01/29)	360	358,508
4.70%, 12/01/32 (Call 09/01/32)	645	634,672
5.20%, 12/03/25 (Call 09/03/25)	331	331,524
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	45,390
3.63%, 07/06/27	265	252,399
4.13%, 06/30/25	200	196,804
4.38%, 03/29/28 (Call 12/29/27)	55	53,466
4.88%, 11/14/28 (Call 08/14/28)	50	49,401
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	190	180,177
3.60%, 06/01/26 (Call 03/01/26)	263	255,179
4.63%, 04/13/30 (Call 01/13/30)	389	379,798
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	175	162,241
2.60%, 05/10/31 (Call 02/10/31)	210	178,434
2.70%, 03/11/30 (Call 12/11/29)	230	201,568
3.60%, 06/05/27 (Call 03/05/27)	286	273,600
5.90%, 11/22/25 (Call 10/22/25)	105	105,554
5.95%, 11/22/27 (Call 10/22/27)(b)	25	25,677
6.30%, 11/22/32 (Call 08/22/32)	50	52,941
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	158	136,049
3.25%, 02/15/30 (Call 11/15/29)	300	267,960
3.80%, 02/15/28 (Call 11/15/27)	155	146,727
4.63%, 08/01/27 (Call 05/01/27)	100	97,991
5.00%, 02/15/26 (Call 11/15/25)	210	207,995
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	181,445
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	605	580,180
3.85%, 08/15/32 (Call 05/15/32)	645	595,578
4.60%, 05/15/28 (Call 04/15/28)	345	342,401
4.80%, 05/15/30 (Call 03/15/30)	295	293,760
4.95%, 05/15/33 (Call 02/15/33)(b)	385	384,423
Netflix Inc.
4.38%, 11/15/26	85	83,391
4.88%, 04/15/28	205	203,170
5.88%, 11/15/28	405	416,470
6.38%, 05/15/29	208	218,356
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	70	66,394
2.00%, 09/03/30 (Call 06/03/30)	190	156,282
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	180	149,501
4.75%, 07/15/27 (Call 07/01/24)	205	200,754
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	174,637
		16,328,649
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	180	171,730
4.55%, 03/11/26	60	58,857
6.55%, 11/29/27 (Call 10/29/27)	295	304,705
6.80%, 11/29/32 (Call 08/29/32)	195	207,679
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	200	193,249
2.70%, 06/01/30 (Call 03/01/30)	120	105,500
3.13%, 04/01/32 (Call 01/01/32)	75	64,790

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.95%, 05/01/28 (Call 02/01/28)	$167	$160,265
4.30%, 05/23/27 (Call 04/23/27)	130	127,203
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	145	137,693
2.15%, 08/15/30 (Call 05/15/30)	50	41,500
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	25	22,224
2.40%, 06/15/25 (Call 05/15/25)	119	115,140
3.25%, 01/15/31 (Call 10/15/30)	85	74,955
3.45%, 04/15/30 (Call 01/15/30)	172	156,148
5.00%, 12/15/26 (Call 07/01/24)	210	208,164
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	320	287,478
6.13%, 06/12/33 (Call 03/12/33)	325	326,082
6.25%, 08/10/26	20	20,338
8.25%, 01/17/34(b)	110	128,068
		2,911,768
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	145	114,956
4.40%, 09/15/32 (Call 06/15/32)(b)	100	89,077
Brunswick Corp./DE, 5.85%, 03/18/29
(Call 02/18/29)	10	9,978
Harley-Davidson Inc., 3.50%, 07/28/25
(Call 04/28/25)	120	116,890
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	65	68,230
		399,131
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	110	98,327
3.70%, 01/15/31 (Call 10/15/30)	100	87,226
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	115	110,532
4.85%, 03/15/26 (Call 12/15/25)	115	113,813
5.75%, 01/30/27 (Call 12/30/26)	50	50,455
5.75%, 04/23/30 (Call 01/23/30)	105	106,670
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	45	42,763
3.90%, 08/08/29 (Call 05/08/29)	35	31,833
5.90%, 06/01/27 (Call 05/01/27)	45	45,118
6.00%, 08/15/29 (Call 07/15/29)	50	50,191
6.20%, 08/15/34 (Call 05/15/34)	30	30,226
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	68	66,448
4.88%, 05/15/29 (Call 04/15/29)	55	54,035
4.90%, 04/15/29 (Call 03/15/29)	145	142,530
5.00%, 10/15/27 (Call 09/15/27)	320	318,014
5.30%, 05/15/34 (Call 02/15/34)	75	73,374
5.45%, 09/15/26 (Call 08/15/26)	35	35,102
5.55%, 10/15/28 (Call 09/15/28)	260	262,724
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	10	9,752
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	230	221,678
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	120	103,685
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	245	208,222
Series II, 2.75%, 10/15/33 (Call 07/15/33)	45	36,118
Series R, 3.13%, 06/15/26 (Call 03/15/26)	295	282,258
Series X, 4.00%, 04/15/28 (Call 01/15/28)	65	62,104
Sands China Ltd.
2.85%, 03/08/29 (Call 01/08/29)	257	225,018
3.25%, 08/08/31 (Call 05/08/31)	125	104,958
Security	Par (000)	Value

Lodging (continued)
4.05%, 01/08/26 (Call 12/08/25)	$105	$101,765
4.63%, 06/18/30 (Call 03/18/30)	20	18,452
5.13%, 08/08/25 (Call 06/08/25)	55	54,580
5.40%, 08/08/28 (Call 05/08/28)	440	432,599
		3,580,570
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28
(Call 01/03/28)	10	9,696
AGCO Corp.
5.45%, 03/21/27 (Call 02/21/27)	145	144,848
5.80%, 03/21/34 (Call 12/21/33)	130	129,775
Caterpillar Financial Services Corp.
0.80%, 11/13/25	105	98,707
0.90%, 03/02/26	280	260,338
1.10%, 09/14/27	45	39,883
1.15%, 09/14/26	120	109,860
1.70%, 01/08/27	180	165,562
2.40%, 08/09/26	55	51,917
3.60%, 08/12/27	245	234,923
3.65%, 08/12/25	290	284,456
4.35%, 05/15/26	310	305,613
4.50%, 01/08/27	100	98,868
4.80%, 01/06/26	165	164,114
4.85%, 02/27/29	105	104,652
5.00%, 05/14/27	100	100,100
5.05%, 02/27/26	140	139,747
5.15%, 08/11/25	295	294,822
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	65	54,370
2.60%, 09/19/29 (Call 06/19/29)	164	146,343
2.60%, 04/09/30 (Call 01/09/30)	235	206,893
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	180	165,806
1.88%, 01/15/26 (Call 12/15/25)	120	113,222
4.55%, 04/10/28 (Call 03/10/28)(b)	110	107,143
5.10%, 04/20/29 (Call 03/20/29)	105	104,173
5.45%, 10/14/25	140	140,003
5.50%, 01/12/29 (Call 12/12/28)	155	156,179
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	117	112,053
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	85	77,011
5.38%, 10/16/29	110	112,582
7.13%, 03/03/31	90	101,714
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	110	98,494
3.15%, 11/15/25 (Call 08/15/25)	143	138,422
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	150	122,886
3.50%, 10/01/30 (Call 07/01/30)	135	119,804
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	155	128,681
3.00%, 05/01/30 (Call 02/01/30)	60	52,403
Ingersoll Rand Inc.
5.18%, 06/15/29 (Call 05/15/29)	95	94,848
5.20%, 06/15/27 (Call 05/15/27)	100	99,974
5.31%, 06/15/31 (Call 04/15/31)	30	30,025
5.40%, 08/14/28 (Call 07/14/28)	35	35,265
5.45%, 06/15/34 (Call 03/15/34)	95	95,195
5.70%, 08/14/33 (Call 05/14/33)	170	173,295
John Deere Capital Corp.
0.70%, 01/15/26	230	214,476

Schedule of Investments (unaudited)(continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.05%, 06/17/26	$45	$41,487
1.30%, 10/13/26	130	119,070
1.45%, 01/15/31	175	141,160
1.50%, 03/06/28	100	88,123
1.70%, 01/11/27	170	156,337
1.75%, 03/09/27	45	41,230
2.00%, 06/17/31	225	185,114
2.25%, 09/14/26	195	183,056
2.35%, 03/08/27	110	102,428
2.45%, 01/09/30	225	197,786
2.65%, 06/10/26	210	200,302
2.80%, 09/08/27	175	163,413
2.80%, 07/18/29	145	130,878
3.05%, 01/06/28	125	117,863
3.35%, 04/18/29	140	130,819
3.40%, 06/06/25	175	172,194
3.40%, 09/11/25	60	58,589
3.45%, 03/07/29	193	181,154
3.90%, 06/07/32	190	175,499
4.05%, 09/08/25	165	162,649
4.15%, 09/15/27	165	161,040
4.35%, 09/15/32	175	166,908
4.50%, 01/08/27	145	143,363
4.50%, 01/16/29	125	122,571
4.70%, 06/10/30	200	197,140
4.75%, 06/08/26	135	134,138
4.75%, 01/20/28	245	243,365
4.80%, 01/09/26	325	323,323
4.85%, 03/05/27	75	74,680
4.85%, 10/11/29	105	104,614
4.90%, 03/03/28	50	49,957
4.90%, 03/07/31	80	79,328
4.95%, 06/06/25	95	94,660
4.95%, 03/06/26	75	74,766
4.95%, 07/14/28	245	244,760
5.05%, 03/03/26	70	69,932
5.10%, 04/11/34	145	144,212
5.15%, 09/08/26	55	55,071
5.15%, 09/08/33	105	105,228
5.30%, 09/08/25	95	95,116
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	35	35,335
5.80%, 09/15/33 (Call 06/15/33)	95	97,225
nVent Finance SARL
2.75%, 11/15/31 (Call 08/15/31)	75	61,263
4.55%, 04/15/28 (Call 01/15/28)	143	138,741
5.65%, 05/15/33 (Call 02/15/33)	80	79,617
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	120	105,792
4.60%, 05/15/28 (Call 02/15/28)	110	107,168
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	165	153,122
2.57%, 02/15/30 (Call 11/15/29)	389	338,714
5.25%, 08/16/28 (Call 07/16/28)	140	140,581
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	75	59,882
3.50%, 03/01/29 (Call 12/01/28)	165	155,220
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	175	170,599
3.45%, 11/15/26 (Call 08/15/26)	260	247,904
4.70%, 09/15/28 (Call 06/15/28)	293	286,626
Security	Par (000)	Value

Machinery (continued)
5.61%, 03/11/34 (Call 12/11/33)	$25	$25,080
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	145	129,865
2.25%, 01/30/31 (Call 10/30/30)	125	103,928
3.25%, 11/01/26 (Call 08/01/26)	160	152,534
		13,761,660
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(b)	143	133,580
2.38%, 08/26/29 (Call 05/26/29)	228	198,129
2.88%, 10/15/27 (Call 07/15/27)(b)	231	214,527
3.00%, 08/07/25	150	145,732
3.05%, 04/15/30 (Call 01/15/30)(b)	222	196,655
3.38%, 03/01/29 (Call 12/01/28)	176	162,169
3.63%, 09/14/28 (Call 06/14/28)	143	134,495
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	142	113,139
2.75%, 03/01/30 (Call 12/01/29)	225	196,107
3.75%, 12/01/27 (Call 09/01/27)	160	151,876
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	235	221,342
4.00%, 11/02/32	75	69,607
4.15%, 03/15/33 (Call 12/15/32)	95	88,541
4.35%, 05/18/28 (Call 04/18/28)	55	53,727
Illinois Tool Works Inc., 2.65%, 11/15/26
(Call 08/15/26)	310	293,287
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	187	178,177
3.25%, 06/14/29 (Call 03/14/29)	249	227,799
4.25%, 09/15/27 (Call 08/15/27)	295	286,801
4.50%, 09/15/29 (Call 07/15/29)	270	262,141
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	125	120,444
5.90%, 07/15/32 (Call 04/15/32)	120	122,439
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	60	55,938
2.25%, 04/01/28 (Call 02/01/28)	165	147,232
2.75%, 04/01/31 (Call 01/01/31)	268	226,685
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	130	108,307
3.00%, 06/01/30 (Call 03/01/30)	110	96,245
3.38%, 03/01/28 (Call 12/01/27)	80	74,538
3.65%, 03/15/27 (Call 12/15/26)	85	81,182
3.90%, 09/17/29 (Call 06/17/29)	193	180,038
4.00%, 03/15/26 (Call 12/15/25)	133	129,612
6.10%, 11/15/33 (Call 08/15/33)	105	108,333
		4,778,824
Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	275	233,777
2.30%, 02/01/32 (Call 11/01/31)	190	145,514
2.80%, 04/01/31 (Call 01/01/31)	345	281,477
3.75%, 02/15/28 (Call 11/15/27)	171	158,437
4.20%, 03/15/28 (Call 12/15/27)	260	244,473
4.40%, 04/01/33 (Call 01/01/33)(b)	130	114,135
4.91%, 07/23/25 (Call 04/23/25)	244	241,709
5.05%, 03/30/29 (Call 12/30/28)	258	247,262
6.10%, 06/01/29 (Call 05/01/29)	225	225,146
6.15%, 11/10/26 (Call 10/10/26)	235	236,794

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.55%, 06/01/34 (Call 03/01/34)	$225	$225,241
6.65%, 02/01/34 (Call 11/01/33)	260	263,023
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	400	318,311
1.95%, 01/15/31 (Call 10/15/30)	340	278,949
2.35%, 01/15/27 (Call 10/15/26)	309	288,236
2.65%, 02/01/30 (Call 11/01/29)	355	311,760
3.15%, 03/01/26 (Call 12/01/25)	596	575,999
3.15%, 02/15/28 (Call 11/15/27)	367	343,386
3.30%, 02/01/27 (Call 11/01/26)	265	253,650
3.30%, 04/01/27 (Call 02/01/27)	205	195,552
3.38%, 08/15/25 (Call 05/15/25)	417	407,713
3.40%, 04/01/30 (Call 01/01/30)	368	335,712
3.55%, 05/01/28 (Call 02/01/28)	228	215,786
3.95%, 10/15/25 (Call 08/15/25)	671	658,632
4.15%, 10/15/28 (Call 07/15/28)	851	821,566
4.25%, 10/15/30 (Call 07/15/30)	318	302,605
4.25%, 01/15/33	187	173,654
4.55%, 01/15/29 (Call 12/15/28)	230	225,467
4.65%, 02/15/33 (Call 11/15/32)	385	369,396
4.80%, 05/15/33 (Call 02/15/33)	287	277,458
5.10%, 06/01/29 (Call 05/01/29)	200	200,180
5.25%, 11/07/25	125	124,966
5.30%, 06/01/34 (Call 03/01/34)	200	199,593
5.35%, 11/15/27 (Call 10/15/27)	210	212,095
5.50%, 11/15/32 (Call 08/15/32)	245	249,660
7.05%, 03/15/33	125	139,180
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	234	205,853
3.95%, 06/15/25 (Call 03/15/25)	123	120,479
3.95%, 03/20/28 (Call 12/20/27)	382	358,070
4.13%, 05/15/29 (Call 02/15/29)	127	117,115
4.90%, 03/11/26 (Call 12/11/25)	185	182,605
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	125	116,733
3.45%, 03/01/32 (Call 12/01/31)	120	103,526
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	175	158,297
4.71%, 01/25/29 (Call 10/25/28)	360	352,148
6.50%, 10/13/33 (Call 07/13/33)	215	224,759
Grupo Televisa SAB, 8.50%, 03/11/32	85	96,212
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	110	101,178
3.38%, 02/15/28 (Call 11/15/27)	115	103,369
3.70%, 06/01/28 (Call 03/01/28)	50	45,130
4.20%, 06/01/29 (Call 03/01/29)	110	98,882
4.20%, 05/19/32 (Call 02/19/32)	210	174,760
4.95%, 01/15/31 (Call 10/15/30)	271	242,629
5.50%, 05/15/33	95	82,584
7.88%, 07/30/30	185	192,912
TCI Communications Inc.
7.13%, 02/15/28	80	85,311
7.88%, 02/15/26	100	104,101
Thomson Reuters Corp., 3.35%, 05/15/26
(Call 02/15/26)	123	118,233
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	105	116,060
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	278	259,020
2.95%, 06/15/27	250	236,386
3.00%, 02/13/26	286	275,687
Security	Par (000)	Value

Media (continued)
3.15%, 09/17/25	$194	$188,747
Series B, 7.00%, 03/01/32	125	140,146
Walt Disney Co. (The)
1.75%, 01/13/26	355	336,004
2.00%, 09/01/29 (Call 06/01/29)	496	427,416
2.20%, 01/13/28	261	238,095
2.65%, 01/13/31	535	464,244
3.38%, 11/15/26 (Call 08/15/26)	145	139,235
3.70%, 10/15/25 (Call 07/15/25)	102	99,961
3.70%, 03/23/27	165	159,688
3.80%, 03/22/30	297	278,720
6.55%, 03/15/33	90	99,307
		16,940,096
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	310	303,740
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	90	80,991
4.50%, 12/15/28 (Call 09/15/28)	125	121,047
		505,778
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	25	22,372
3.75%, 10/01/30 (Call 07/01/30)	200	173,608
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	285	282,029
4.88%, 02/27/26	270	268,181
4.90%, 02/28/33 (Call 11/28/32)	180	175,471
5.10%, 09/08/28 (Call 08/08/28)	115	115,187
5.25%, 09/08/26	245	245,367
5.25%, 09/08/30 (Call 07/08/30)	250	251,544
5.25%, 09/08/33 (Call 06/08/33)	350	347,891
6.42%, 03/01/26	70	71,241
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/01/24)	125	119,590
4.25%, 03/01/30 (Call 03/01/25)	175	164,566
4.38%, 08/01/28 (Call 07/01/24)	115	110,295
4.63%, 08/01/30 (Call 08/01/25)	88	84,118
5.00%, 09/01/27 (Call 07/01/24)	123	121,391
5.25%, 09/01/29 (Call 09/01/24)	175	174,933
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	161	156,340
6.25%, 07/15/33 (Call 04/15/33)	95	99,352
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	269	227,035
2.60%, 07/15/32 (Call 04/15/32)	270	223,128
2.80%, 10/01/29 (Call 07/01/29)	136	120,634
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)	30	26,886
5.30%, 03/15/26(a)	155	154,680
5.35%, 03/15/34 (Call 12/15/33)(a)	160	159,013
Rio Tinto Alcan Inc.
6.13%, 12/15/33	25	26,334
7.25%, 03/15/31	140	154,425
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	200	215,672
Rio Tinto Finance USA PLC, 5.00%, 03/09/33
(Call 12/09/32)	265	262,263
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	144	119,571
		4,673,117

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	$35	$34,393
Asian Infrastructure Investment Bank (The), 4.13%,
01/18/29	735	719,749
		754,142
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	232	216,379
3.25%, 02/15/29 (Call 07/01/24)	145	130,975
3.28%, 12/01/28 (Call 10/01/28)	125	112,889
3.57%, 12/01/31 (Call 09/01/31)	195	168,718
4.25%, 04/01/28 (Call 07/01/24)	145	137,874
		766,835
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	115	106,467
4.38%, 10/15/28 (Call 07/15/28)	15	14,130
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	230	189,973
2.72%, 01/12/32 (Call 10/12/31)	555	470,724
3.02%, 01/16/27 (Call 10/16/26)	255	242,345
3.12%, 05/04/26 (Call 02/04/26)	235	226,135
3.41%, 02/11/26 (Call 12/11/25)	248	240,634
3.54%, 04/06/27 (Call 02/06/27)	145	139,033
3.59%, 04/14/27 (Call 01/14/27)	178	170,939
3.63%, 04/06/30 (Call 01/06/30)	309	286,827
3.80%, 09/21/25 (Call 07/21/25)	273	267,957
3.94%, 09/21/28 (Call 06/21/28)	320	306,628
4.23%, 11/06/28 (Call 08/06/28)	251	242,805
4.70%, 04/10/29 (Call 03/10/29)	180	177,367
4.81%, 02/13/33 (Call 11/13/32)	575	556,124
4.89%, 09/11/33 (Call 06/11/33)	265	257,162
4.97%, 10/17/29 (Call 09/17/29)	175	173,997
4.99%, 04/10/34 (Call 01/10/34)	195	189,916
5.02%, 11/17/27 (Call 10/17/27)	175	174,657
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	325	307,317
3.72%, 11/28/28 (Call 08/28/28)	263	248,771
6.45%, (Call 12/01/33),
(5-year CMT + 2.153%)(b)(c)(e)	150	153,397
Burlington Resources LLC
7.20%, 08/15/31	45	50,305
7.40%, 12/01/31	5	5,660
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	157	150,779
2.95%, 07/15/30 (Call 04/15/30)	125	108,968
3.85%, 06/01/27 (Call 03/01/27)	283	271,428
6.45%, 06/30/33	10	10,559
7.20%, 01/15/32	135	147,213
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	150	123,331
4.25%, 04/15/27 (Call 01/15/27)	70	67,961
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	180	165,772
2.24%, 05/11/30 (Call 02/11/30)	398	342,776
2.95%, 05/16/26 (Call 02/16/26)	565	543,227
3.33%, 11/17/25 (Call 08/17/25)	229	223,405
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	225	213,747
1.02%, 08/12/27 (Call 06/12/27)	195	172,532
3.25%, 10/15/29 (Call 07/15/29)	145	134,020
Security	Par (000)	Value

Oil & Gas (continued)
3.85%, 01/15/28 (Call 10/15/27)	$142	$137,718
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29
(Call 06/30/29)	250	227,129
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	196,022
Conoco Funding Co., 7.25%, 10/15/31	135	151,618
ConocoPhillips Co.
5.05%, 09/15/33 (Call 06/15/33)	275	271,260
5.90%, 10/15/32	125	131,438
6.95%, 04/15/29	272	294,615
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)	235	225,724
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	165	158,304
4.38%, 03/15/29 (Call 12/15/28)	98	93,255
5.60%, 03/15/34 (Call 12/15/33)	105	104,421
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	197	188,447
5.25%, 10/15/27 (Call 06/11/24)	200	199,179
5.85%, 12/15/25 (Call 09/15/25)	148	148,679
5.88%, 06/15/28 (Call 06/11/24)	120	120,283
7.88%, 09/30/31	126	142,940
7.95%, 04/15/32	115	130,954
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	247	216,330
3.25%, 12/01/26 (Call 10/01/26)	191	182,156
3.50%, 12/01/29 (Call 09/01/29)	267	244,888
5.15%, 01/30/30 (Call 12/30/29)	285	282,435
5.20%, 04/18/27 (Call 03/18/27)	315	314,379
5.40%, 04/18/34 (Call 01/18/34)	240	236,670
6.25%, 03/15/33 (Call 12/15/32)	160	167,215
Eni USA Inc., 7.30%, 11/15/27	104	109,776
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	300	294,949
4.38%, 04/15/30 (Call 01/15/30)	232	224,674
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	245	233,406
5.00%, 01/15/29 (Call 07/15/28)	67	65,293
5.70%, 04/01/28 (Call 03/01/28)	120	120,694
5.75%, 02/01/34 (Call 11/01/33)	135	133,832
7.00%, 02/01/30 (Call 11/01/29)	155	163,985
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	213	184,850
3.00%, 04/06/27 (Call 02/06/27)	3	2,846
3.13%, 04/06/30 (Call 01/06/30)	365	331,613
3.63%, 09/10/28 (Call 06/10/28)	255	242,671
7.25%, 09/23/27	150	159,427
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	290	273,374
2.44%, 08/16/29 (Call 05/16/29)	289	257,216
2.61%, 10/15/30 (Call 07/15/30)	505	441,079
3.04%, 03/01/26 (Call 12/01/25)	510	492,558
3.29%, 03/19/27 (Call 01/19/27)	272	261,922
3.48%, 03/19/30 (Call 12/19/29)	447	414,747
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	160	132,768
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	252	245,275
7.13%, 03/15/33	75	83,842
7.30%, 08/15/31	180	200,580
7.88%, 10/01/29	125	139,422

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	$100	$93,021
5.00%, 02/01/28 (Call 06/11/24)(a)	25	24,135
5.88%, 04/01/26 (Call 01/01/26)	200	200,709
6.38%, 04/15/27 (Call 06/11/24)(a)	10	10,056
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	252	246,475
5.30%, 04/01/29 (Call 03/01/29)	150	150,387
5.70%, 04/01/34 (Call 01/01/34)	120	122,102
6.80%, 03/15/32	150	163,199
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	125	118,825
5.13%, 12/15/26 (Call 09/15/26)	212	210,682
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	100	99,635
5.55%, 03/15/26 (Call 12/15/25)	145	144,887
5.88%, 09/01/25 (Call 06/01/25)	80	80,180
6.13%, 01/01/31 (Call 07/01/30)	355	362,784
6.38%, 09/01/28 (Call 03/01/28)	50	51,474
6.63%, 09/01/30 (Call 03/01/30)	360	376,139
7.50%, 05/01/31	280	308,344
7.88%, 09/15/31	50	56,036
8.50%, 07/15/27 (Call 01/15/27)	5	5,358
8.88%, 07/15/30 (Call 01/15/30)	40	45,905
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	125	124,374
5.65%, 05/15/28 (Call 04/15/28)	140	141,381
6.25%, 07/15/33 (Call 04/15/33)	145	148,941
7.20%, 11/01/31	80	86,176
7.38%, 11/01/31	125	136,179
8.13%, 09/15/30	85	95,493
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	55	51,588
5.15%, 11/15/29 (Call 08/15/29)	50	48,710
7.15%, 10/01/33 (Call 07/01/33)	125	132,264
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	175	163,437
2.15%, 12/15/30 (Call 09/15/30)	195	161,186
3.90%, 03/15/28 (Call 12/15/27)	215	205,285
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	160	143,818
3.55%, 10/01/26 (Call 07/01/26)	120	115,434
3.75%, 03/01/28 (Call 12/01/27)	110	104,553
4.95%, 12/01/27 (Call 11/01/27)	170	168,876
5.25%, 06/15/31 (Call 04/15/31)	110	108,999
5.30%, 06/30/33 (Call 03/30/33)	240	235,974
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	15	14,038
1.90%, 08/15/30 (Call 05/15/30)	295	246,522
2.15%, 01/15/31 (Call 10/15/30)	230	193,069
5.10%, 03/29/26	160	159,472
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	358	314,567
2.50%, 09/12/26	282	266,689
2.75%, 04/06/30 (Call 01/06/30)	420	372,914
2.88%, 05/10/26	477	457,908
3.88%, 11/13/28 (Call 08/13/28)	362	346,883
Suncor Energy Inc., 7.15%, 02/01/32	160	174,648
Tosco Corp., 8.13%, 02/15/30	60	68,927
Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	$390	$348,442
3.46%, 02/19/29 (Call 11/19/28)	285	267,142
TotalEnergies Capital SA
3.88%, 10/11/28	237	227,116
5.15%, 04/05/34 (Call 01/05/34)	140	139,638
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	64	57,910
2.80%, 12/01/31 (Call 09/01/31)	90	75,906
3.40%, 09/15/26 (Call 06/15/26)	20	19,157
4.00%, 04/01/29 (Call 01/01/29)	35	33,168
4.35%, 06/01/28 (Call 03/01/28)	36	34,855
7.50%, 04/15/32	185	209,034
		26,922,852
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	186	171,908
3.14%, 11/07/29 (Call 08/07/29)	215	194,221
3.34%, 12/15/27 (Call 09/15/27)	319	300,519
4.49%, 05/01/30 (Call 02/01/30)	115	110,531
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	265	236,196
3.80%, 11/15/25 (Call 08/15/25)	163	159,236
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	162	148,384
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	155	147,687
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	295	258,328
4.50%, 05/15/28 (Call 04/15/28)	80	78,670
4.85%, 05/15/33 (Call 02/15/33)	80	78,317
5.00%, 06/01/34 (Call 03/01/34)	100	98,086
		1,982,083
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	160	154,049
4.50%, 05/15/28 (Call 02/15/28)	60	58,009
5.63%, 05/26/33 (Call 02/26/33)	140	141,345
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	162	137,748
2.69%, 05/25/31 (Call 02/25/31)	185	154,479
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	53	46,028
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	382	357,836
1.65%, 01/15/27 (Call 12/15/26)	70	63,494
5.50%, 04/15/28 (Call 03/15/28)	15	14,910
5.65%, 01/15/34 (Call 10/15/33)(a)	150	146,357
5.80%, 06/15/31 (Call 04/15/31)(a)	100	99,554
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	192	170,824
3.40%, 12/15/27 (Call 09/15/27)	140	132,231
5.70%, 12/01/33 (Call 09/01/33)	75	75,954
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(a)	5	4,939
5.44%, 04/03/34 (Call 01/03/34)(a)	10	9,828
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	50	46,197
2.85%, 02/01/32 (Call 11/01/31)(b)	150	125,277
3.13%, 05/01/30 (Call 02/01/30)	80	70,710

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock MWV LLC
7.95%, 02/15/31	$10	$11,292
8.20%, 01/15/30	94	106,165
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	165	137,447
3.38%, 09/15/27 (Call 06/15/27)	95	89,588
3.90%, 06/01/28 (Call 03/01/28)	137	129,956
4.00%, 03/15/28 (Call 12/15/27)	125	119,477
4.20%, 06/01/32 (Call 03/01/32)	10	9,275
4.65%, 03/15/26 (Call 01/15/26)	204	200,942
4.90%, 03/15/29 (Call 12/15/28)	172	169,956
		2,983,867
Pharmaceuticals — 1.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	870	826,514
3.20%, 05/14/26 (Call 02/14/26)	495	477,010
3.20%, 11/21/29 (Call 08/21/29)	1,146	1,043,977
4.25%, 11/14/28 (Call 08/14/28)	448	435,685
4.80%, 03/15/27 (Call 02/15/27)	530	526,827
4.80%, 03/15/29 (Call 02/15/29)	525	519,611
4.95%, 03/15/31 (Call 01/15/31)	250	248,095
5.05%, 03/15/34 (Call 12/15/33)	645	637,822
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	445	411,744
1.75%, 05/28/28 (Call 03/28/28)	275	242,893
2.25%, 05/28/31 (Call 02/28/31)	129	108,326
4.80%, 02/26/27 (Call 01/26/27)	285	283,359
4.85%, 02/26/29 (Call 01/26/29)	225	223,300
4.88%, 03/03/28 (Call 02/03/28)	275	273,695
4.88%, 03/03/33 (Call 12/03/32)	165	162,559
4.90%, 03/03/30 (Call 01/03/30)	180	179,523
4.90%, 02/26/31 (Call 12/26/30)	225	223,409
5.00%, 02/26/34 (Call 11/26/33)	260	256,810
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	190	175,256
1.38%, 08/06/30 (Call 05/06/30)	297	240,704
3.13%, 06/12/27 (Call 03/12/27)	264	250,058
3.38%, 11/16/25	522	508,636
4.00%, 01/17/29 (Call 10/17/28)	243	233,480
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	240	194,702
2.82%, 05/20/30 (Call 02/20/30)	188	164,370
3.70%, 06/06/27 (Call 03/06/27)	439	420,204
4.30%, 08/22/32 (Call 05/22/32)	125	116,261
4.69%, 02/13/28 (Call 01/13/28)	220	215,888
4.87%, 02/08/29 (Call 01/08/29)	5	4,934
5.11%, 02/08/34 (Call 11/08/33)	115	112,239
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	350	328,168
1.13%, 11/13/27 (Call 09/13/27)	275	241,483
1.45%, 11/13/30 (Call 08/13/30)	285	228,788
2.95%, 03/15/32 (Call 12/15/31)	395	338,833
3.20%, 06/15/26 (Call 04/15/26)	384	369,477
3.25%, 02/27/27	75	71,869
3.40%, 07/26/29 (Call 04/26/29)	515	476,934
3.45%, 11/15/27 (Call 08/15/27)	115	109,374
3.90%, 02/20/28 (Call 11/20/27)	370	356,131
4.90%, 02/22/27 (Call 01/22/27)	100	99,658
4.90%, 02/22/29 (Call 01/22/29)	405	402,530
4.95%, 02/20/26	185	184,281
5.10%, 02/22/31 (Call 12/22/30)	225	224,512
Security	Par (000)	Value

Pharmaceuticals (continued)
5.20%, 02/22/34 (Call 11/22/33)	$575	$571,063
5.75%, 02/01/31 (Call 12/01/30)	245	253,421
5.90%, 11/15/33 (Call 08/15/33)	175	182,873
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	305	289,484
3.75%, 09/15/25 (Call 06/15/25)	155	151,596
5.13%, 02/15/29 (Call 01/15/29)	80	79,414
5.45%, 02/15/34 (Call 11/15/33)	55	54,660
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	300	254,395
2.80%, 05/15/30 (Call 02/15/30)	55	48,115
3.45%, 12/15/27 (Call 09/15/27)	205	193,367
5.13%, 02/15/34 (Call 11/15/33)	5	4,889
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	93	86,547
2.38%, 03/15/31 (Call 12/15/30)	370	307,598
2.40%, 03/15/30 (Call 12/15/29)	358	307,241
3.05%, 10/15/27 (Call 07/15/27)	145	135,609
3.40%, 03/01/27 (Call 12/01/26)	350	333,974
4.38%, 10/15/28 (Call 07/15/28)	825	797,169
4.50%, 02/25/26 (Call 11/27/25)	300	295,637
5.00%, 05/15/29 (Call 04/15/29)	110	108,915
5.13%, 05/15/31 (Call 03/15/31)	115	113,752
5.25%, 02/15/34 (Call 11/15/33)	260	255,002
5.40%, 03/15/33 (Call 12/15/32)	180	179,703
5.69%, 03/15/26 (Call 06/11/24)	205	205,006
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	532	468,969
1.75%, 08/21/30 (Call 05/21/30)	220	177,439
1.88%, 02/28/31 (Call 11/28/30)	275	218,794
2.13%, 09/15/31 (Call 06/15/31)	235	187,224
2.88%, 06/01/26 (Call 03/01/26)	445	422,986
3.00%, 08/15/26 (Call 06/15/26)	190	180,352
3.25%, 08/15/29 (Call 05/15/29)	397	358,431
3.63%, 04/01/27 (Call 02/01/27)	125	119,443
3.75%, 04/01/30 (Call 01/01/30)	343	313,327
3.88%, 07/20/25 (Call 04/20/25)	325	318,933
4.30%, 03/25/28 (Call 12/25/27)	1,105	1,064,628
5.00%, 02/20/26 (Call 01/20/26)	335	331,916
5.00%, 01/30/29 (Call 12/30/28)	245	241,578
5.13%, 02/21/30 (Call 12/21/29)	350	344,240
5.25%, 01/30/31 (Call 11/30/30)	170	167,282
5.25%, 02/21/33 (Call 11/21/32)	415	403,180
5.30%, 06/01/33 (Call 03/01/33)	280	272,469
5.40%, 06/01/29 (Call 05/01/29)	275	274,800
5.55%, 06/01/31 (Call 04/01/31)	275	274,305
5.70%, 06/01/34 (Call 03/01/34)	275	273,686
6.25%, 06/01/27	125	128,112
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	90	87,875
3.10%, 05/15/27 (Call 02/15/27)	179	170,529
3.38%, 03/15/29 (Call 12/15/28)	275	258,258
4.50%, 02/09/27 (Call 01/09/27)	220	217,770
4.50%, 02/09/29 (Call 01/09/29)	220	216,819
4.70%, 02/27/33 (Call 11/27/32)	200	195,546
4.70%, 02/09/34 (Call 11/09/33)	280	272,060
5.50%, 03/15/27	145	147,388
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	425	409,492
5.38%, 04/15/34	30	31,143

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	$200	$186,524
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	215	203,464
0.95%, 09/01/27 (Call 07/01/27)	395	350,101
1.30%, 09/01/30 (Call 06/01/30)	475	388,273
2.45%, 03/01/26 (Call 12/01/25)	412	394,732
2.90%, 01/15/28 (Call 10/15/27)	402	378,295
2.95%, 03/03/27 (Call 12/03/26)	340	324,172
4.38%, 12/05/33 (Call 06/05/33)	15	14,587
4.80%, 06/01/29 (Call 05/01/29)	225	225,575
4.90%, 06/01/31 (Call 04/01/31)	225	225,368
4.95%, 05/15/33(b)	120	122,057
4.95%, 06/01/34 (Call 03/01/34)(b)	225	225,248
6.95%, 09/01/29	55	60,856
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	135	126,385
1.30%, 08/15/26 (Call 07/15/26)	205	188,384
3.95%, 02/16/28 (Call 11/16/27)	184	176,558
4.90%, 07/15/28 (Call 06/15/28)	5	4,968
5.10%, 07/15/33 (Call 04/15/33)	150	149,264
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	227	223,247
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	330	307,008
1.45%, 06/24/30 (Call 03/24/30)	270	220,614
1.70%, 06/10/27 (Call 05/10/27)	360	327,533
1.90%, 12/10/28 (Call 10/10/28)	230	202,951
2.15%, 12/10/31 (Call 09/10/31)	470	387,468
3.40%, 03/07/29 (Call 12/07/28)	430	403,351
4.05%, 05/17/28 (Call 04/17/28)	160	155,887
4.30%, 05/17/30 (Call 03/17/30)	205	198,361
4.50%, 05/17/33 (Call 02/17/33)	350	336,556
6.50%, 12/01/33	35	38,697
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	75	78,205
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	190	182,195
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	336	312,255
2.20%, 08/14/30 (Call 05/14/30)	280	240,942
3.00%, 11/20/25 (Call 08/20/25)	264	256,563
3.10%, 05/17/27 (Call 02/17/27)	343	327,471
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	312	259,680
1.75%, 08/18/31 (Call 05/18/31)	220	177,194
2.63%, 04/01/30 (Call 01/01/30)	296	260,239
2.75%, 06/03/26	345	330,148
3.00%, 12/15/26	483	460,798
3.45%, 03/15/29 (Call 12/15/28)	437	410,998
3.60%, 09/15/28 (Call 06/15/28)	305	291,076
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	640	631,360
4.45%, 05/19/28 (Call 04/19/28)	905	885,778
4.65%, 05/19/30 (Call 03/19/30)	160	156,434
4.75%, 05/19/33 (Call 02/19/33)	1,095	1,059,326
Pharmacia LLC, 6.60%, 12/01/28	135	143,080
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	230	220,364
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	675	644,391
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	605	508,447
5.00%, 11/26/28 (Call 08/26/28)	407	402,905
Security	Par (000)	Value

Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	$554	$534,461
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	190	181,983
2.30%, 06/22/27 (Call 04/22/27)	135	122,435
2.70%, 06/22/30 (Call 03/22/30)	340	286,083
Wyeth LLC, 6.50%, 02/01/34	190	207,219
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	170	141,940
3.00%, 09/12/27 (Call 06/12/27)	205	191,554
3.90%, 08/20/28 (Call 05/20/28)	123	117,104
4.50%, 11/13/25 (Call 08/13/25)	251	247,657
5.40%, 11/14/25 (Call 10/14/25)	65	64,984
5.60%, 11/16/32 (Call 08/16/32)	175	178,697
		43,968,783
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	115	100,034
3.60%, 09/01/32 (Call 06/01/32)	119	102,159
4.45%, 07/15/27 (Call 04/15/27)	70	68,052
4.80%, 05/03/29 (Call 02/03/29)	140	136,413
5.63%, 08/01/34 (Call 05/01/34)	75	73,416
5.95%, 06/01/26 (Call 03/01/26)	110	110,514
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	285	261,946
5.13%, 06/30/27 (Call 01/01/27)	267	264,920
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 06/11/24)	285	275,022
5.65%, 04/15/34 (Call 10/15/33)(a)	50	49,622
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	280	237,654
4.00%, 03/01/31 (Call 03/01/26)	425	383,929
4.50%, 10/01/29 (Call 10/01/24)	165	156,871
5.75%, 08/15/34 (Call 02/15/34)(a)	225	223,839
5.95%, 06/30/33 (Call 12/30/32)	317	320,155
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	312	307,885
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	70	59,814
5.13%, 05/15/29 (Call 02/15/29)	130	128,254
5.38%, 07/15/25 (Call 04/15/25)	169	168,330
5.63%, 07/15/27 (Call 04/15/27)	140	141,437
8.13%, 08/16/30	90	101,751
Eastern Gas Transmission & Storage Inc., 3.00%,
11/15/29 (Call 08/15/29)	134	118,933
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	90	90,236
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	140	128,290
2.50%, 08/01/33 (Call 05/01/33)	250	197,207
3.13%, 11/15/29 (Call 08/15/29)	280	252,113
3.70%, 07/15/27 (Call 04/15/27)	200	191,423
4.25%, 12/01/26 (Call 09/01/26)	2	1,948
5.25%, 04/05/27 (Call 03/05/27)	75	74,840
5.30%, 04/05/29 (Call 03/05/29)	115	114,851
5.63%, 04/05/34 (Call 01/05/34)	110	109,319
5.70%, 03/08/33 (Call 12/08/32)	540	542,039
5.90%, 11/15/26 (Call 10/15/26)	190	192,058
6.00%, 11/15/28 (Call 10/15/28)	140	143,734
6.20%, 11/15/30 (Call 09/15/30)	105	109,744

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	$365	$333,860
3.90%, 07/15/26 (Call 04/15/26)	80	77,407
4.00%, 10/01/27 (Call 07/01/27)	195	186,744
4.15%, 09/15/29 (Call 06/15/29)	130	122,544
4.20%, 04/15/27 (Call 01/15/27)	137	132,636
4.40%, 03/15/27 (Call 12/15/26)	157	152,952
4.75%, 01/15/26 (Call 10/15/25)	260	256,825
4.95%, 05/15/28 (Call 02/15/28)	172	169,102
4.95%, 06/15/28 (Call 03/15/28)	184	181,167
5.25%, 04/15/29 (Call 01/15/29)	341	339,198
5.50%, 06/01/27 (Call 03/01/27)	253	253,445
5.55%, 02/15/28 (Call 01/15/28)	245	246,423
5.55%, 05/15/34 (Call 02/15/34)	120	118,214
5.75%, 02/15/33 (Call 11/15/32)	335	335,999
5.95%, 12/01/25 (Call 09/01/25)	94	94,352
6.05%, 12/01/26 (Call 11/01/26)	230	233,218
6.10%, 12/01/28 (Call 11/01/28)	110	113,049
6.40%, 12/01/30 (Call 10/01/30)	170	177,865
6.55%, 12/01/33 (Call 09/01/33)	330	348,354
EnLink Midstream LLC, 5.38%, 06/01/29
(Call 03/01/29)	5	4,873
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	295	262,298
3.13%, 07/31/29 (Call 04/30/29)	303	276,826
3.70%, 02/15/26 (Call 11/15/25)	235	229,106
3.95%, 02/15/27 (Call 11/15/26)	135	131,256
4.15%, 10/16/28 (Call 07/16/28)	310	299,400
4.60%, 01/11/27 (Call 12/11/26)	195	192,916
4.85%, 01/31/34 (Call 10/31/33)	185	179,065
5.05%, 01/10/26	240	239,372
5.35%, 01/31/33 (Call 10/31/32)	255	256,006
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(c)	132	123,054
Series D, 6.88%, 03/01/33	145	160,088
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(c)	100	95,891
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	20	22,209
7.40%, 03/15/31	65	71,455
7.75%, 03/15/32	80	89,517
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	114,738
2.00%, 02/15/31 (Call 11/15/30)	172	140,138
4.30%, 06/01/25 (Call 03/01/25)	409	403,505
4.30%, 03/01/28 (Call 12/01/27)	350	339,503
4.80%, 02/01/33 (Call 11/01/32)	205	192,917
5.00%, 02/01/29 (Call 01/01/29)	195	192,136
5.20%, 06/01/33 (Call 03/01/33)	370	357,284
5.40%, 02/01/34 (Call 11/01/33)	225	220,306
7.75%, 01/15/32	245	275,287
7.80%, 08/01/31	90	101,888
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	356	333,472
2.65%, 08/15/30 (Call 05/15/30)	415	354,637
4.00%, 03/15/28 (Call 12/15/27)	320	305,427
4.13%, 03/01/27 (Call 12/01/26)	365	353,677
4.25%, 12/01/27 (Call 09/01/27)	85	82,120
4.80%, 02/15/29 (Call 11/15/28)	70	68,519
4.88%, 06/01/25 (Call 03/01/25)	300	297,582
4.95%, 09/01/32 (Call 06/01/32)	202	192,229
Security	Par (000)	Value

Pipelines (continued)
5.00%, 03/01/33 (Call 12/01/32)	$270	$256,604
5.50%, 06/01/34 (Call 03/01/34)	165	161,404
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	30	28,984
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	105	100,515
3.10%, 03/15/30 (Call 12/15/29)	185	164,027
3.25%, 06/01/30 (Call 03/01/30)	115	102,837
3.40%, 09/01/29 (Call 06/01/29)	166	151,339
4.00%, 07/13/27 (Call 04/13/27)	131	126,031
4.35%, 03/15/29 (Call 12/15/28)	155	148,598
4.55%, 07/15/28 (Call 04/15/28)	145	140,734
5.00%, 03/01/26 (Call 12/01/25)	150	148,686
5.55%, 11/01/26 (Call 10/01/26)	175	175,410
5.65%, 11/01/28 (Call 10/01/28)	175	176,981
5.80%, 11/01/30 (Call 09/01/30)	125	127,303
5.85%, 01/15/26 (Call 12/15/25)	145	145,662
6.05%, 09/01/33 (Call 06/01/33)	295	302,119
6.10%, 11/15/32 (Call 08/15/32)	220	226,604
6.35%, 01/15/31 (Call 10/15/30)	125	130,506
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	225	204,539
3.80%, 09/15/30 (Call 06/15/30)	175	159,336
4.50%, 12/15/26 (Call 09/15/26)	206	201,332
4.65%, 10/15/25 (Call 07/15/25)	276	272,617
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	294	283,280
4.50%, 05/15/30 (Call 11/15/29)	472	450,743
5.00%, 03/15/27 (Call 09/15/26)	334	331,160
5.88%, 06/30/26 (Call 12/31/25)	365	366,394
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	161	153,678
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	150	134,664
5.20%, 07/01/27 (Call 06/01/27)	153	152,435
6.13%, 03/15/33 (Call 12/15/32)	185	189,835
6.15%, 03/01/29 (Call 02/01/29)	150	154,650
6.50%, 03/30/34 (Call 12/30/33)	220	232,233
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	275	245,597
4.88%, 02/01/31 (Call 02/01/26)	230	218,627
5.00%, 01/15/28 (Call 07/01/24)	215	209,836
5.50%, 03/01/30 (Call 03/01/25)	250	247,333
6.50%, 07/15/27 (Call 07/01/24)	310	312,049
6.88%, 01/15/29 (Call 07/01/24)	130	133,816
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	130	124,287
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	41,714
7.00%, 10/15/28	80	84,595
Texas Eastern Transmission LP, 7.00%, 07/15/32	130	141,584
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	303	251,565
4.10%, 04/15/30 (Call 01/15/30)	325	304,938
4.25%, 05/15/28 (Call 02/15/28)	298	286,845
4.63%, 03/01/34 (Call 12/01/33)	165	153,228
4.88%, 01/15/26 (Call 10/15/25)	215	213,027
5.60%, 03/31/34	10	9,915
6.20%, 03/09/26 (Call 06/17/24)	115	115,071
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	165	147,691

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 03/15/28 (Call 12/15/27)	$120	$114,830
7.85%, 02/01/26 (Call 11/01/25)	285	293,487
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	50	48,624
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	55	54,012
4.05%, 02/01/30 (Call 11/01/29)	285	264,456
4.50%, 03/01/28 (Call 12/01/27)	45	43,432
4.65%, 07/01/26 (Call 04/01/26)	150	146,838
4.75%, 08/15/28 (Call 05/15/28)	60	58,452
6.15%, 04/01/33 (Call 01/01/33)	140	142,326
6.35%, 01/15/29 (Call 12/15/28)	65	66,959
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	344	289,410
3.50%, 11/15/30 (Call 08/15/30)	227	204,485
3.75%, 06/15/27 (Call 03/15/27)	404	386,058
4.00%, 09/15/25 (Call 06/15/25)	205	200,958
4.65%, 08/15/32 (Call 05/15/32)	255	241,679
4.90%, 03/15/29 (Call 02/15/29)	135	132,693
5.15%, 03/15/34 (Call 12/15/33)	140	135,908
5.30%, 08/15/28 (Call 07/15/28)	225	225,051
5.40%, 03/02/26	195	194,756
5.65%, 03/15/33 (Call 12/15/32)	195	196,177
8.75%, 03/15/32	40	47,449
Series A, 7.50%, 01/15/31	95	104,537
		29,706,338
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	134	110,529
4.88%, 03/01/26 (Call 12/01/25)	155	153,026
5.50%, 04/01/29 (Call 03/01/29)	15	14,990
Jones Lang LaSalle Inc., 6.88%, 12/01/28
(Call 11/01/28)	35	36,614
		315,159
Real Estate Investment Trusts — 1.5%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	65	56,943
2.60%, 06/15/33 (Call 03/15/33)	25	19,504
2.90%, 10/01/30 (Call 07/01/30)	121	103,514
4.80%, 10/01/32 (Call 07/01/32)	25	23,461
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	210	157,420
2.00%, 05/18/32 (Call 02/18/32)	160	124,667
2.75%, 12/15/29 (Call 09/15/29)	110	96,210
2.95%, 03/15/34 (Call 12/15/33)	125	100,729
3.38%, 08/15/31 (Call 05/15/31)	150	131,728
3.80%, 04/15/26 (Call 02/15/26)	144	139,528
3.95%, 01/15/27 (Call 10/15/26)	155	149,188
3.95%, 01/15/28 (Call 10/15/27)	140	133,702
4.30%, 01/15/26 (Call 10/15/25)	55	53,971
4.50%, 07/30/29 (Call 04/30/29)	40	38,391
4.70%, 07/01/30 (Call 04/01/30)	90	86,455
4.90%, 12/15/30 (Call 09/15/30)	174	169,477
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	130	106,508
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	105	84,801
3.63%, 04/15/32 (Call 01/15/32)	64	55,480
4.25%, 02/15/28 (Call 11/15/27)	145	138,443
4.90%, 02/15/29 (Call 11/15/28)	110	106,888
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.50%, 02/01/34 (Call 11/01/33)	$145	$141,920
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	160	151,570
1.45%, 09/15/26 (Call 08/15/26)	195	178,294
1.50%, 01/31/28 (Call 11/30/27)	120	104,543
1.60%, 04/15/26 (Call 03/15/26)	185	172,300
1.88%, 10/15/30 (Call 07/15/30)	192	154,989
2.10%, 06/15/30 (Call 03/15/30)	170	141,307
2.30%, 09/15/31 (Call 06/15/31)	162	131,154
2.70%, 04/15/31 (Call 01/15/31)	170	142,973
2.75%, 01/15/27 (Call 11/15/26)	185	173,466
2.90%, 01/15/30 (Call 10/15/29)	203	177,886
3.13%, 01/15/27 (Call 10/15/26)	108	102,103
3.38%, 10/15/26 (Call 07/15/26)	236	225,179
3.55%, 07/15/27 (Call 04/15/27)	195	184,692
3.60%, 01/15/28 (Call 10/15/27)	210	197,415
3.65%, 03/15/27 (Call 02/15/27)	150	143,480
3.80%, 08/15/29 (Call 05/15/29)	329	304,369
3.95%, 03/15/29 (Call 12/15/28)	129	120,976
4.00%, 06/01/25 (Call 03/01/25)	170	167,307
4.05%, 03/15/32 (Call 12/15/31)	135	122,417
4.40%, 02/15/26 (Call 11/15/25)	151	148,238
5.20%, 02/15/29 (Call 01/15/29)	75	74,454
5.25%, 07/15/28 (Call 06/15/28)	165	164,428
5.45%, 02/15/34 (Call 11/15/33)	95	93,835
5.50%, 03/15/28 (Call 02/15/28)	170	170,684
5.55%, 07/15/33 (Call 04/15/33)	160	159,060
5.65%, 03/15/33 (Call 12/15/32)	235	235,492
5.80%, 11/15/28 (Call 10/15/28)	215	218,567
5.90%, 11/15/33 (Call 08/15/33)	195	199,278
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	200	174,758
2.05%, 01/15/32 (Call 10/15/31)	165	134,155
2.30%, 03/01/30 (Call 12/01/29)	175	150,123
2.45%, 01/15/31 (Call 10/17/30)	150	126,927
2.90%, 10/15/26 (Call 07/15/26)	25	23,658
2.95%, 05/11/26 (Call 02/11/26)	85	81,282
3.20%, 01/15/28 (Call 10/15/27)	5	4,681
3.30%, 06/01/29 (Call 03/01/29)	105	96,092
3.35%, 05/15/27 (Call 02/15/27)	177	168,412
3.45%, 06/01/25 (Call 03/03/25)	196	192,135
3.50%, 11/15/25 (Call 08/15/25)	91	88,784
5.00%, 02/15/33 (Call 11/15/32)	55	53,379
5.30%, 12/07/33 (Call 09/07/33)	110	108,782
5.35%, 06/01/34 (Call 03/01/34)	40	39,692
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	180	133,008
2.55%, 04/01/32 (Call 01/01/32)	200	155,820
2.75%, 10/01/26 (Call 07/01/26)	302	281,372
2.90%, 03/15/30 (Call 12/15/29)	227	192,013
3.25%, 01/30/31 (Call 10/30/30)	230	193,815
3.40%, 06/21/29 (Call 03/21/29)	125	110,633
3.65%, 02/01/26 (Call 11/03/25)	195	187,793
4.50%, 12/01/28 (Call 09/01/28)	195	183,522
6.50%, 01/15/34 (Call 10/15/33)(b)	185	187,973
6.75%, 12/01/27 (Call 11/01/27)	130	133,567
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	55	48,778
2.50%, 08/16/31 (Call 05/16/31)	150	122,415
3.90%, 03/15/27 (Call 12/15/26)	135	128,959
4.05%, 07/01/30 (Call 04/01/30)	110	101,279

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 06/15/26 (Call 03/15/26)	$185	$179,598
4.13%, 05/15/29 (Call 02/15/29)	185	173,489
5.50%, 02/15/34 (Call 11/15/33)	50	48,818
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	100	78,910
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	265	232,331
3.15%, 07/01/29 (Call 04/01/29)	50	45,196
4.10%, 10/15/28 (Call 07/15/28)	158	151,416
4.90%, 01/15/34 (Call 10/15/33)	75	71,420
5.85%, 11/03/26 (Call 10/03/26)	95	96,112
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	130	110,039
2.25%, 03/15/26 (Call 02/15/26)	145	136,507
2.75%, 04/15/31 (Call 01/15/31)	55	45,271
2.90%, 12/01/33 (Call 09/01/33)	70	54,613
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	268	244,300
1.35%, 07/15/25 (Call 06/15/25)	180	171,591
2.10%, 04/01/31 (Call 01/01/31)	220	177,032
2.25%, 01/15/31 (Call 10/15/30)	235	192,453
2.50%, 07/15/31 (Call 04/15/31)	186	152,792
2.90%, 03/15/27 (Call 02/15/27)	205	191,675
3.10%, 11/15/29 (Call 08/15/29)	125	111,051
3.30%, 07/01/30 (Call 04/01/30)	185	163,666
3.65%, 09/01/27 (Call 06/01/27)	268	254,173
3.70%, 06/15/26 (Call 03/15/26)	213	205,496
3.80%, 02/15/28 (Call 11/15/27)	229	216,139
4.00%, 03/01/27 (Call 12/01/26)	94	90,513
4.30%, 02/15/29 (Call 11/15/28)	130	123,720
4.45%, 02/15/26 (Call 11/15/25)	314	308,344
4.80%, 09/01/28 (Call 08/01/28)	130	126,905
5.00%, 01/11/28 (Call 12/11/27)	235	231,300
5.10%, 05/01/33 (Call 02/01/33)	190	182,439
5.60%, 06/01/29 (Call 05/01/29)	130	130,824
5.80%, 03/01/34 (Call 12/01/33)	145	145,985
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	40	31,907
2.25%, 12/15/28 (Call 10/15/28)	160	140,128
2.50%, 02/15/32 (Call 11/15/31)	95	76,898
3.00%, 02/15/30 (Call 11/15/29)	130	113,918
3.13%, 09/01/26 (Call 06/01/26)	180	170,822
4.00%, 11/15/25 (Call 08/15/25)	90	87,708
4.38%, 02/15/29 (Call 11/15/28)	90	85,754
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	236	217,289
3.70%, 08/15/27 (Call 05/15/27)	241	229,442
4.45%, 07/15/28 (Call 04/15/28)	186	179,704
5.55%, 01/15/28 (Call 12/15/27)	182	182,964
DOC DR LLC
2.63%, 11/01/31 (Call 08/01/31)	95	78,121
3.95%, 01/15/28 (Call 10/15/27)	65	62,007
4.30%, 03/15/27 (Call 12/15/26)	140	136,376
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	100	83,027
3.75%, 08/15/29 (Call 05/15/29)	100	88,824
4.50%, 06/01/27 (Call 03/01/27)	100	95,136
4.75%, 12/15/26 (Call 09/15/26)	100	96,559
4.95%, 04/15/28 (Call 01/15/28)	100	95,571
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 (Call 03/15/34)	100	98,907
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	$180	$169,630
1.25%, 07/15/25 (Call 06/15/25)(b)	95	90,505
1.45%, 05/15/26 (Call 04/15/26)	155	143,271
1.55%, 03/15/28 (Call 01/15/28)	135	117,559
1.80%, 07/15/27 (Call 05/15/27)	135	121,185
2.00%, 05/15/28 (Call 03/15/28)	130	114,275
2.15%, 07/15/30 (Call 04/15/30)	235	194,869
2.50%, 05/15/31 (Call 02/15/31)	220	182,560
2.90%, 11/18/26 (Call 09/18/26)	136	127,906
3.20%, 11/18/29 (Call 08/18/29)	283	253,488
3.90%, 04/15/32 (Call 01/15/32)	249	224,479
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	110	88,412
2.50%, 02/15/30 (Call 11/15/29)	170	147,152
2.85%, 11/01/26 (Call 08/01/26)	183	172,995
3.00%, 07/01/29 (Call 04/01/29)	148	133,723
3.25%, 08/01/27 (Call 05/01/27)	135	127,229
3.38%, 06/01/25 (Call 03/01/25)	150	146,687
3.50%, 03/01/28 (Call 12/01/27)	100	94,387
4.15%, 12/01/28 (Call 09/01/28)	129	124,101
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	100	81,446
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	94	73,708
1.70%, 03/01/28 (Call 01/01/28)	60	52,377
2.55%, 06/15/31 (Call 03/15/31)	185	152,600
2.65%, 03/15/32 (Call 12/15/31)	30	24,503
3.00%, 01/15/30 (Call 10/15/29)	125	109,975
3.38%, 04/15/26 (Call 01/15/26)	165	158,934
3.63%, 05/01/27 (Call 02/01/27)	55	52,486
4.00%, 03/01/29 (Call 12/01/28)	175	164,301
5.50%, 04/01/34 (Call 01/01/34)	80	78,654
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	95	77,705
2.35%, 03/15/32 (Call 12/15/31)	125	99,007
2.40%, 10/15/31 (Call 07/15/31)	120	97,783
2.55%, 06/01/31 (Call 03/01/31)	165	135,777
3.50%, 07/01/26 (Call 04/01/26)	240	230,274
3.88%, 12/15/27 (Call 09/15/27)	55	52,161
3.90%, 04/01/29 (Call 02/01/29)	80	74,982
4.00%, 06/15/29 (Call 03/15/29)	105	98,178
5.40%, 02/01/34 (Call 11/01/33)	85	82,618
5.50%, 07/01/30 (Call 05/01/30)	105	105,022
5.70%, 04/01/28 (Call 03/01/28)	70	70,743
5.90%, 01/15/31 (Call 11/15/30)	130	132,274
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	140	130,236
3.20%, 06/15/29 (Call 03/15/29)	90	81,150
3.25%, 07/15/27 (Call 04/15/27)	145	136,108
3.50%, 06/01/30 (Call 03/01/30)	95	85,622
5.38%, 05/01/28 (Call 04/01/28)	80	79,754
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	260	215,931
4.00%, 01/15/30 (Call 10/15/29)	167	151,399
4.00%, 01/15/31 (Call 10/15/30)	150	133,374
5.25%, 06/01/25 (Call 03/01/25)	154	152,950
5.30%, 01/15/29 (Call 10/15/28)	172	168,517
5.38%, 04/15/26 (Call 01/15/26)	230	227,913
5.75%, 06/01/28 (Call 03/03/28)	126	125,687
6.75%, 12/01/33 (Call 09/01/33)	25	26,012

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	$207	$162,541
3.10%, 02/15/30 (Call 11/15/29)	165	143,330
3.50%, 08/01/26 (Call 05/01/26)	205	195,116
3.75%, 07/01/27 (Call 04/01/27)	164	154,687
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	20	18,068
2.13%, 12/01/28 (Call 10/01/28)	205	179,931
2.88%, 01/15/31 (Call 10/15/30)	55	47,153
3.00%, 01/15/30 (Call 10/15/29)	210	185,351
3.25%, 07/15/26 (Call 05/15/26)	165	157,554
3.50%, 07/15/29 (Call 04/15/29)	140	128,539
4.00%, 06/01/25 (Call 03/01/25)	108	106,121
5.25%, 12/15/32 (Call 09/15/32)	175	171,323
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	75	59,684
3.05%, 02/15/30 (Call 11/15/29)	105	88,363
3.88%, 03/01/27 (Call 12/01/26)	30	28,346
4.13%, 03/15/28 (Call 12/15/27)	40	37,386
4.20%, 04/15/29 (Call 01/15/29)	130	118,777
7.65%, 02/01/34 (Call 11/01/33)	50	53,662
Host Hotels & Resorts LP
5.70%, 07/01/34 (Call 04/01/34)	75	73,508
Series E, 4.00%, 06/15/25 (Call 03/15/25)	160	157,014
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	58,749
Series H, 3.38%, 12/15/29 (Call 09/15/29)	180	159,904
Series I, 3.50%, 09/15/30 (Call 06/15/30)	165	145,538
Series J, 2.90%, 12/15/31 (Call 09/15/31)	85	70,542
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	205	160,842
2.30%, 11/15/28 (Call 09/15/28)	205	180,415
2.70%, 01/15/34 (Call 10/15/33)	10	7,866
4.15%, 04/15/32 (Call 01/15/32)	95	86,479
5.45%, 08/15/30 (Call 06/15/30)	140	139,477
5.50%, 08/15/33 (Call 05/15/33)	50	49,320
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	90	67,038
2.65%, 11/15/33 (Call 08/15/33)	105	76,748
3.05%, 02/15/30 (Call 11/15/29)	130	109,284
4.25%, 08/15/29 (Call 05/15/29)	75	67,643
4.38%, 10/01/25 (Call 07/01/25)	110	107,702
4.75%, 12/15/28 (Call 09/15/28)	50	47,192
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	125	110,862
2.25%, 12/01/31 (Call 09/01/31)	120	95,454
2.70%, 10/01/30 (Call 07/01/30)	85	72,904
2.80%, 10/01/26 (Call 07/01/26)	211	199,252
3.20%, 04/01/32 (Call 01/01/32)	50	42,615
3.80%, 04/01/27 (Call 01/01/27)	155	148,921
4.60%, 02/01/33 (Call 11/01/32)	175	163,328
6.40%, 03/01/34 (Call 12/01/33)	70	73,781
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	25	24,070
5.50%, 03/01/34 (Call 12/01/33)	60	58,504
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	70	66,507
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	100	79,005
2.70%, 09/15/30 (Call 06/15/30)	61	50,843
6.75%, 11/15/28 (Call 10/15/28)	40	41,345
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	$185	$168,585
1.70%, 02/15/31 (Call 11/15/30)	95	75,495
2.75%, 03/15/30 (Call 12/15/29)	20	17,601
3.60%, 06/01/27 (Call 03/01/27)	193	184,672
3.95%, 03/15/29 (Call 12/15/28)	200	190,494
4.00%, 11/15/25 (Call 08/15/25)	105	102,842
4.20%, 06/15/28 (Call 03/15/28)	50	48,307
5.00%, 03/15/34 (Call 12/15/33)	50	48,263
5.30%, 02/15/32 (Call 12/15/31)	50	49,566
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	100	81,345
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	45	38,240
3.50%, 10/15/27 (Call 07/15/27)	80	75,409
3.60%, 12/15/26 (Call 09/15/26)	20	19,136
4.00%, 11/15/25 (Call 08/15/25)	60	58,691
4.30%, 10/15/28 (Call 07/15/28)	127	122,011
5.50%, 06/15/34 (Call 03/15/34)	75	74,006
5.60%, 10/15/33 (Call 07/15/33)	125	124,348
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	175	140,192
3.38%, 02/01/31 (Call 11/01/30)	75	63,749
3.63%, 10/01/29 (Call 07/01/29)	130	115,636
4.50%, 04/01/27 (Call 01/01/27)	220	212,478
4.75%, 01/15/28 (Call 10/15/27)	149	143,335
5.25%, 01/15/26 (Call 10/15/25)	120	118,709
Phillips Edison Grocery Center Operating
Partnership I LP
2.63%, 11/15/31 (Call 08/15/31)	95	76,991
5.75%, 07/15/34 (Call 04/15/34)	75	74,188
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	55	39,747
3.15%, 08/15/30 (Call 05/15/30)	74	58,464
9.25%, 07/20/28 (Call 06/20/28)	85	90,807
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	140	110,877
1.63%, 03/15/31 (Call 12/15/30)	110	87,321
1.75%, 07/01/30 (Call 04/01/30)	45	36,886
1.75%, 02/01/31 (Call 11/01/30)	150	121,166
2.13%, 04/15/27 (Call 02/15/27)	201	185,098
2.25%, 04/15/30 (Call 01/15/30)	225	191,891
2.25%, 01/15/32 (Call 10/15/31)	185	150,171
2.88%, 11/15/29 (Call 08/15/29)	120	107,447
3.25%, 06/30/26 (Call 03/30/26)	50	48,044
3.25%, 10/01/26 (Call 07/01/26)	62	59,253
3.38%, 12/15/27 (Call 09/15/27)	160	151,497
3.88%, 09/15/28 (Call 06/15/28)	139	132,629
4.00%, 09/15/28 (Call 06/15/28)	145	139,162
4.38%, 02/01/29 (Call 11/01/28)(b)	59	57,362
4.63%, 01/15/33 (Call 10/15/32)	35	33,360
4.75%, 06/15/33 (Call 03/15/33)	140	134,301
4.88%, 06/15/28 (Call 05/15/28)	105	104,185
5.00%, 03/15/34 (Call 12/15/33)	180	175,444
5.13%, 01/15/34 (Call 10/15/33)	100	98,365
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	195	181,262
1.50%, 11/09/26 (Call 10/09/26)	187	171,242
1.85%, 05/01/28 (Call 03/01/28)	177	156,566
1.95%, 11/09/28 (Call 09/09/28)	160	140,207
2.25%, 11/09/31 (Call 08/09/31)	125	102,223

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.30%, 05/01/31 (Call 02/01/31)	$130	$108,384
3.09%, 09/15/27 (Call 06/15/27)	100	93,893
3.39%, 05/01/29 (Call 02/01/29)	146	135,751
5.10%, 08/01/33 (Call 05/01/33)	170	167,599
5.13%, 01/15/29 (Call 12/15/28)	150	150,696
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	126	103,996
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	130	119,641
1.80%, 03/15/33 (Call 12/15/32)	20	14,956
2.10%, 03/15/28 (Call 01/15/28)	130	115,860
2.20%, 06/15/28 (Call 04/15/28)	85	75,415
2.70%, 02/15/32 (Call 11/15/31)	35	28,997
2.85%, 12/15/32 (Call 09/15/32)	135	110,930
3.00%, 01/15/27 (Call 10/15/26)	260	245,490
3.10%, 12/15/29 (Call 09/15/29)	165	147,529
3.20%, 02/15/31 (Call 11/15/30)	50	43,643
3.25%, 06/15/29 (Call 03/15/29)	40	36,630
3.25%, 01/15/31 (Call 10/15/30)	254	224,110
3.40%, 01/15/28 (Call 11/15/27)	90	84,599
3.40%, 01/15/30 (Call 10/15/29)	155	140,281
3.65%, 01/15/28 (Call 10/15/27)	170	161,210
3.95%, 08/15/27 (Call 05/15/27)	170	163,713
4.00%, 07/15/29 (Call 04/15/29)	80	75,332
4.13%, 10/15/26 (Call 07/15/26)	20	19,478
4.63%, 11/01/25 (Call 09/01/25)	155	153,158
4.70%, 12/15/28 (Call 11/15/28)	105	102,453
4.75%, 02/15/29 (Call 01/15/29)	105	102,700
4.85%, 03/15/30 (Call 01/15/30)	155	151,415
4.88%, 06/01/26 (Call 03/01/26)	150	148,584
4.90%, 07/15/33 (Call 04/15/33)	155	147,761
5.05%, 01/13/26 (Call 06/11/24)	60	59,601
5.13%, 02/15/34 (Call 11/15/33)	105	101,612
5.63%, 10/13/32 (Call 07/13/32)	254	256,513
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	150	133,864
3.60%, 02/01/27 (Call 11/01/26)	166	159,209
3.70%, 06/15/30 (Call 03/15/30)	90	82,151
4.13%, 03/15/28 (Call 12/15/27)	25	23,978
5.25%, 01/15/34 (Call 10/15/33)	45	43,750
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 (Call 09/15/28)	25	25,700
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	25	20,316
2.15%, 09/01/31 (Call 06/01/31)	115	91,599
5.00%, 06/15/28 (Call 05/15/28)	75	73,926
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	175	144,059
3.90%, 10/15/29 (Call 07/15/29)	110	98,313
5.13%, 08/15/26 (Call 05/15/26)	80	78,497
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	125	103,987
2.85%, 01/15/32 (Call 08/15/31)(b)	20	16,374
6.10%, 04/01/34 (Call 01/01/34)	35	34,638
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	155	140,553
1.75%, 02/01/28 (Call 11/01/27)	165	146,355
2.20%, 02/01/31 (Call 11/01/30)	175	143,964
2.25%, 01/15/32 (Call 10/15/31)	175	141,028
2.45%, 09/13/29 (Call 06/13/29)	270	235,337
2.65%, 07/15/30 (Call 04/15/30)	180	155,810
2.65%, 02/01/32 (Call 12/01/31)	130	107,972
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 11/30/26 (Call 08/30/26)	$275	$262,412
3.30%, 01/15/26 (Call 10/15/25)	286	276,740
3.38%, 06/15/27 (Call 03/15/27)	165	156,977
3.38%, 12/01/27 (Call 09/01/27)	212	200,268
3.50%, 09/01/25 (Call 06/01/25)	175	170,910
5.50%, 03/08/33 (Call 12/08/32)	215	215,369
6.25%, 01/15/34 (Call 10/15/33)	35	36,816
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	110	108,280
4.70%, 06/01/27 (Call 03/01/27)	130	128,704
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	65	51,972
2.75%, 11/18/30 (Call 08/18/30)	75	61,360
4.50%, 03/15/28 (Call 12/15/27)	75	70,991
4.63%, 03/15/29 (Call 12/15/28)	95	89,539
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	150	131,036
2.70%, 07/15/31 (Call 04/15/31)	125	102,620
4.20%, 04/15/32 (Call 01/15/32)	140	125,069
5.50%, 01/15/29 (Call 12/15/28)	55	54,704
5.70%, 01/15/33 (Call 10/15/32)	95	93,557
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	105	85,332
3.13%, 09/01/26 (Call 06/01/26)	134	126,038
3.88%, 07/15/27 (Call 04/15/27)	15	14,126
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	25	18,806
2.10%, 08/01/32 (Call 05/01/32)	105	81,125
2.10%, 06/15/33 (Call 03/15/33)	25	18,755
2.95%, 09/01/26 (Call 06/01/26)	84	79,344
3.00%, 08/15/31 (Call 05/15/31)	105	89,865
3.20%, 01/15/30 (Call 10/15/29)	150	134,311
3.50%, 07/01/27 (Call 04/01/27)	105	98,964
3.50%, 01/15/28 (Call 10/15/27)	85	79,731
4.40%, 01/26/29 (Call 10/26/28)	90	86,281
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	140	114,280
3.00%, 01/15/30 (Call 10/15/29)	160	140,110
3.25%, 10/15/26 (Call 07/15/26)	125	118,137
3.85%, 04/01/27 (Call 01/01/27)	80	76,680
4.00%, 03/01/28 (Call 12/01/27)	90	85,567
4.13%, 01/15/26 (Call 10/15/25)	75	73,228
4.40%, 01/15/29 (Call 10/15/28)	261	249,710
4.75%, 11/15/30 (Call 08/15/30)	125	119,205
5.63%, 07/01/34 (Call 04/01/34)	50	49,264
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	285	277,006
4.95%, 02/15/30 (Call 12/15/29)	240	230,205
5.13%, 05/15/32 (Call 02/15/32)	335	317,443
5.75%, 04/01/34 (Call 01/01/34)(b)	25	24,595
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	80	69,430
2.70%, 02/15/27 (Call 12/15/26)	170	159,575
2.75%, 01/15/31 (Call 10/15/30)	95	81,257
2.75%, 01/15/32 (Call 10/15/31)	165	137,753
2.80%, 06/01/31 (Call 03/01/31)	110	93,442
3.10%, 01/15/30 (Call 10/15/29)	183	163,166
3.85%, 06/15/32 (Call 03/15/32)	65	58,360
4.00%, 06/01/25 (Call 03/01/25)	371	365,915
4.13%, 03/15/29 (Call 12/15/28)	185	175,654
4.25%, 04/01/26 (Call 01/01/26)	210	205,504

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 04/15/28 (Call 01/15/28)	$205	$197,270
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	40	34,187
4.00%, 11/15/29 (Call 08/15/29)	165	154,302
4.00%, 04/15/30 (Call 01/15/30)	227	211,159
4.75%, 05/15/26	160	157,989
6.95%, 10/01/27	10	10,505
7.38%, 03/15/32	165	184,614
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	30	22,832
2.40%, 02/01/31 (Call 11/01/30)	55	45,630
2.45%, 02/01/32 (Call 11/01/31)	85	68,164
3.85%, 07/15/29 (Call 04/15/29)	135	125,173
4.25%, 10/01/26 (Call 07/01/26)	140	135,994
		48,767,412
Retail — 0.8%
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	55	47,456
2.40%, 08/01/31 (Call 05/01/31)	112	89,503
3.80%, 11/15/27 (Call 08/15/27)	125	117,233
3.85%, 03/01/32 (Call 12/01/31)	200	176,114
4.50%, 10/01/25 (Call 07/01/25)	90	88,548
4.75%, 06/01/30 (Call 03/01/30)	117	111,471
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	50	39,862
3.13%, 04/21/26 (Call 01/21/26)	125	119,897
3.75%, 06/01/27 (Call 03/01/27)	165	158,415
3.75%, 04/18/29 (Call 01/18/29)	84	78,704
4.00%, 04/15/30 (Call 01/15/30)	165	154,605
4.50%, 02/01/28 (Call 01/01/28)	130	126,739
4.75%, 08/01/32 (Call 05/01/32)	190	181,590
4.75%, 02/01/33 (Call 11/01/32)	115	109,474
5.05%, 07/15/26	120	119,281
5.20%, 08/01/33 (Call 05/01/33)	90	88,613
6.25%, 11/01/28 (Call 10/01/28)	125	129,774
6.55%, 11/01/33 (Call 08/01/33)	120	128,926
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	170	139,981
4.45%, 10/01/28 (Call 07/01/28)	165	160,091
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	315	284,186
1.60%, 04/20/30 (Call 01/20/30)	247	205,964
1.75%, 04/20/32 (Call 01/20/32)	315	251,386
3.00%, 05/18/27 (Call 02/18/27)	250	238,623
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	139	133,126
6.30%, 10/10/33 (Call 07/10/33)	155	159,327
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	195	164,273
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	309	280,560
3.88%, 04/15/27 (Call 01/15/27)	168	161,747
4.13%, 05/01/28 (Call 02/01/28)	145	139,439
4.15%, 11/01/25 (Call 08/01/25)	121	118,595
4.63%, 11/01/27 (Call 10/01/27)	155	151,486
5.00%, 11/01/32 (Call 08/01/32)(b)	250	243,086
5.20%, 07/05/28 (Call 06/05/28)	95	94,526
5.45%, 07/05/33 (Call 04/05/33)(b)	145	143,569
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	175	144,477
4.20%, 05/15/28 (Call 02/15/28)	320	306,621
Security	Par (000)	Value

Retail (continued)
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	$90	$72,625
2.75%, 02/01/32 (Call 11/01/31)	75	62,044
6.50%, 11/01/28 (Call 10/01/28)	100	104,578
6.88%, 11/01/33 (Call 08/01/33)	130	142,529
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	150	129,819
1.38%, 03/15/31 (Call 12/15/30)	300	237,227
1.50%, 09/15/28 (Call 07/15/28)	210	182,577
1.88%, 09/15/31 (Call 06/15/31)	200	161,710
2.13%, 09/15/26 (Call 06/15/26)	228	213,783
2.50%, 04/15/27 (Call 02/15/27)	195	182,416
2.70%, 04/15/30 (Call 01/15/30)	332	292,977
2.80%, 09/14/27 (Call 06/14/27)	253	236,585
2.88%, 04/15/27 (Call 03/15/27)	180	170,022
2.95%, 06/15/29 (Call 03/15/29)	388	353,546
3.00%, 04/01/26 (Call 01/01/26)	341	328,665
3.25%, 04/15/32 (Call 01/15/32)	350	308,265
3.35%, 09/15/25 (Call 06/15/25)	226	220,807
3.90%, 12/06/28 (Call 09/06/28)	227	218,333
4.00%, 09/15/25 (Call 08/15/25)	200	196,923
4.50%, 09/15/32 (Call 06/15/32)	285	275,716
4.90%, 04/15/29 (Call 03/15/29)	145	144,704
4.95%, 09/30/26 (Call 08/30/26)	160	159,684
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	255	221,331
1.70%, 09/15/28 (Call 07/15/28)	220	191,327
1.70%, 10/15/30 (Call 07/15/30)	275	222,772
2.50%, 04/15/26 (Call 01/15/26)	353	335,850
2.63%, 04/01/31 (Call 01/01/31)	335	284,722
3.10%, 05/03/27 (Call 02/03/27)	359	340,206
3.35%, 04/01/27 (Call 03/01/27)	205	195,451
3.38%, 09/15/25 (Call 06/15/25)	196	191,075
3.65%, 04/05/29 (Call 01/05/29)	320	299,898
3.75%, 04/01/32 (Call 01/01/32)	400	361,630
4.40%, 09/08/25	210	207,381
4.50%, 04/15/30 (Call 01/15/30)	283	273,788
4.80%, 04/01/26 (Call 03/01/26)	300	297,447
5.00%, 04/15/33 (Call 01/15/33)	305	299,070
5.15%, 07/01/33 (Call 04/01/33)(b)	205	203,172
6.50%, 03/15/29	75	79,856
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	95	90,518
2.13%, 03/01/30 (Call 12/01/29)	92	78,323
2.63%, 09/01/29 (Call 06/01/29)	279	248,429
3.30%, 07/01/25 (Call 06/01/25)	159	155,535
3.50%, 03/01/27 (Call 12/01/26)	221	212,218
3.50%, 07/01/27 (Call 05/01/27)	290	276,632
3.60%, 07/01/30 (Call 04/01/30)	282	259,629
3.70%, 01/30/26 (Call 10/30/25)	396	386,260
3.80%, 04/01/28 (Call 01/01/28)	285	272,726
4.60%, 09/09/32 (Call 06/09/32)	165	158,735
4.80%, 08/14/28 (Call 07/14/28)	145	143,534
4.95%, 08/14/33 (Call 05/14/33)	170	166,593
5.00%, 05/17/29 (Call 04/17/29)	75	74,823
5.20%, 05/17/34 (Call 02/17/34)(b)	75	74,473
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	80	64,122
3.55%, 03/15/26 (Call 12/15/25)	137	132,742
3.60%, 09/01/27 (Call 06/01/27)	162	154,091
3.90%, 06/01/29 (Call 03/01/29)	184	173,678

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/30 (Call 01/01/30)	$115	$108,951
4.35%, 06/01/28 (Call 03/01/28)	175	169,963
4.70%, 06/15/32 (Call 03/15/32)	225	215,602
5.75%, 11/20/26 (Call 10/20/26)	110	111,178
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	50	46,062
1.88%, 04/15/31 (Call 01/15/31)	90	73,058
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	215	197,667
2.25%, 03/12/30 (Call 12/12/29)	192	164,376
2.45%, 06/15/26 (Call 03/15/26)	215	203,612
2.55%, 11/15/30 (Call 08/15/30)	250	213,988
3.00%, 02/14/32 (Call 11/14/31)	265	228,135
3.50%, 03/01/28 (Call 12/01/27)	170	160,824
3.55%, 08/15/29 (Call 05/15/29)	221	206,199
3.80%, 08/15/25 (Call 06/15/25)	299	293,381
4.00%, 11/15/28 (Call 08/15/28)	155	148,587
4.75%, 02/15/26 (Call 01/15/26)	155	153,687
4.80%, 02/15/33 (Call 11/15/32)(b)	135	131,000
4.85%, 02/08/27 (Call 01/08/27)(b)	75	74,505
4.90%, 02/15/31 (Call 12/15/30)	105	103,447
5.00%, 02/15/34 (Call 11/15/33)	110	106,883
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	245	227,912
2.35%, 02/15/30 (Call 11/15/29)	176	153,353
2.50%, 04/15/26	248	237,139
2.65%, 09/15/30 (Call 06/15/30)	72	63,319
3.38%, 04/15/29 (Call 01/15/29)	309	289,285
4.40%, 01/15/33 (Call 10/15/32)	140	134,500
4.50%, 09/15/32 (Call 06/15/32)	265	254,391
6.35%, 11/01/32	70	76,059
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,337
1.60%, 05/15/31 (Call 02/15/31)	60	48,046
2.25%, 09/15/26 (Call 06/15/26)	315	296,275
3.88%, 04/15/30 (Call 01/15/30)	190	179,178
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	170	136,887
5.25%, 05/15/33 (Call 02/15/33)	140	138,555
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	82	73,115
3.05%, 07/08/26 (Call 05/08/26)	240	231,158
3.25%, 07/08/29 (Call 04/08/29)	175	163,383
3.55%, 06/26/25 (Call 04/26/25)	190	186,725
3.70%, 06/26/28 (Call 03/26/28)	375	362,040
3.90%, 04/15/28 (Call 03/15/28)	155	150,430
4.00%, 04/15/26 (Call 03/15/26)	180	177,102
4.00%, 04/15/30 (Call 02/15/30)	140	135,145
4.10%, 04/15/33 (Call 01/15/33)(b)	355	336,175
4.15%, 09/09/32 (Call 06/09/32)	300	287,993
5.88%, 04/05/27	15	15,505
7.55%, 02/15/30	125	143,236
		24,723,188
Semiconductors — 0.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)	140	129,493
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	200	175,052
2.10%, 10/01/31 (Call 07/01/31)	275	226,127
3.45%, 06/15/27 (Call 03/15/27)	165	157,733
3.50%, 12/05/26 (Call 09/05/26)	250	240,920
Security	Par (000)	Value

Semiconductors (continued)
4.25%, 10/01/32 (Call 07/01/32)	$5	$4,724
5.05%, 04/01/34 (Call 01/01/34)	145	143,964
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	244	203,810
3.30%, 04/01/27 (Call 01/01/27)	377	361,545
3.90%, 10/01/25 (Call 07/01/25)	267	262,659
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	210	197,572
3.88%, 01/15/27 (Call 10/15/26)	681	657,305
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	175	155,699
2.45%, 02/15/31 (Call 11/15/30)(a)	505	421,714
2.60%, 02/15/33 (Call 11/15/32)(a)	180	144,134
3.15%, 11/15/25 (Call 10/15/25)	258	249,515
3.42%, 04/15/33 (Call 01/15/33)(a)	565	482,714
3.46%, 09/15/26 (Call 07/15/26)	125	120,010
3.47%, 04/15/34 (Call 01/15/34)(a)	175	147,591
4.00%, 04/15/29 (Call 02/15/29)(a)	196	185,357
4.11%, 09/15/28 (Call 06/15/28)	255	244,352
4.15%, 11/15/30 (Call 08/15/30)	410	384,299
4.15%, 04/15/32 (Call 01/15/32)(a)	425	388,495
4.30%, 11/15/32 (Call 08/15/32)	480	444,262
4.75%, 04/15/29 (Call 01/15/29)	396	388,763
5.00%, 04/15/30 (Call 01/15/30)	131	130,241
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	130	113,151
2.00%, 08/12/31 (Call 05/12/31)	345	278,791
2.45%, 11/15/29 (Call 08/15/29)	501	437,406
2.60%, 05/19/26 (Call 02/19/26)	305	290,360
3.15%, 05/11/27 (Call 02/11/27)	274	259,869
3.70%, 07/29/25 (Call 04/29/25)	515	505,268
3.75%, 03/25/27 (Call 01/25/27)	266	256,650
3.75%, 08/05/27 (Call 07/05/27)	170	163,427
3.90%, 03/25/30 (Call 12/25/29)	339	316,671
4.00%, 08/05/29 (Call 06/05/29)	155	147,498
4.00%, 12/15/32	70	63,931
4.15%, 08/05/32 (Call 05/05/32)	290	269,152
4.88%, 02/10/26	375	372,682
4.88%, 02/10/28 (Call 01/10/28)	380	377,320
5.00%, 02/21/31 (Call 12/21/30)	140	138,223
5.13%, 02/10/30 (Call 12/10/29)	275	274,602
5.15%, 02/21/34 (Call 11/21/33)	130	127,324
5.20%, 02/10/33 (Call 11/10/32)(b)	555	550,207
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	249	240,785
4.65%, 07/15/32 (Call 04/15/32)	165	159,849
4.70%, 02/01/34 (Call 11/01/33)(b)	100	96,447
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	165	138,257
3.75%, 03/15/26 (Call 01/15/26)	292	284,658
4.00%, 03/15/29 (Call 12/15/28)	295	282,510
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	125	116,589
2.45%, 04/15/28 (Call 02/15/28)	185	166,273
2.95%, 04/15/31 (Call 01/15/31)	195	166,846
4.88%, 06/22/28 (Call 03/22/28)	155	151,932
5.75%, 02/15/29 (Call 01/15/29)	110	111,898
5.95%, 09/15/33 (Call 06/15/33)	85	87,057
Microchip Technology Inc.
4.25%, 09/01/25 (Call 07/01/24)	330	324,641
5.05%, 03/15/29 (Call 02/15/29)	160	158,582

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	$210	$173,155
4.19%, 02/15/27 (Call 12/15/26)	233	226,163
4.66%, 02/15/30 (Call 11/15/29)	250	241,287
4.98%, 02/06/26 (Call 12/06/25)	158	156,673
5.30%, 01/15/31 (Call 11/15/30)	120	119,227
5.33%, 02/06/29 (Call 11/06/28)	155	155,221
5.38%, 04/15/28 (Call 03/15/28)	160	160,598
5.88%, 02/09/33 (Call 11/09/32)	265	271,059
5.88%, 09/15/33 (Call 06/15/33)	50	51,159
6.75%, 11/01/29 (Call 09/01/29)	330	350,118
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	445	393,794
2.00%, 06/15/31 (Call 03/15/31)	305	254,507
2.85%, 04/01/30 (Call 01/01/30)	384	346,175
3.20%, 09/16/26 (Call 06/16/26)	340	328,239
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	120	119,629
5.55%, 12/01/28 (Call 09/01/28)	128	129,022
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	240	200,250
2.65%, 02/15/32 (Call 11/15/31)	185	152,871
3.15%, 05/01/27 (Call 03/01/27)	70	65,996
3.40%, 05/01/30 (Call 02/01/30)	205	184,784
3.88%, 06/18/26 (Call 04/18/26)	115	111,604
4.30%, 06/18/29 (Call 03/18/29)	240	229,449
4.40%, 06/01/27 (Call 05/01/27)	205	199,907
5.00%, 01/15/33 (Call 10/15/32)	210	203,919
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	205	191,882
Qualcomm Inc.
1.30%, 05/20/28 (Call 02/20/28)	288	251,189
1.65%, 05/20/32 (Call 02/20/32)	285	222,311
2.15%, 05/20/30 (Call 02/20/30)	340	291,668
3.25%, 05/20/27 (Call 02/20/27)	508	486,372
4.25%, 05/20/32 (Call 02/20/32)	105	99,716
5.40%, 05/20/33 (Call 02/20/33)(b)	160	164,862
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	150	138,881
3.00%, 06/01/31 (Call 03/01/31)	120	100,295
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	135	123,833
1.75%, 05/04/30 (Call 02/04/30)	115	96,278
1.90%, 09/15/31 (Call 06/15/31)	125	102,792
2.25%, 09/04/29 (Call 06/04/29)	195	171,431
2.90%, 11/03/27 (Call 08/03/27)	256	240,266
3.65%, 08/16/32 (Call 05/16/32)	105	95,435
4.60%, 02/08/27 (Call 01/08/27)	85	84,437
4.60%, 02/15/28 (Call 01/15/28)	135	133,736
4.60%, 02/08/29 (Call 01/08/29)	85	84,127
4.85%, 02/08/34 (Call 11/08/33)	120	118,066
4.90%, 03/14/33 (Call 12/14/32)	250	248,053
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	295	271,815
2.50%, 10/25/31 (Call 07/25/31)	275	232,119
3.88%, 04/22/27 (Call 03/22/27)	215	207,496
4.13%, 04/22/29 (Call 02/22/29)	25	24,175
4.25%, 04/22/32 (Call 01/22/32)	230	220,660
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	197	169,637
		23,473,244
Security	Par (000)	Value

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	$35	$30,569
3.48%, 12/01/27 (Call 09/01/27)	210	196,571
4.20%, 05/01/30 (Call 02/01/30)	155	144,772
		371,912
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	345	321,061
2.30%, 02/01/30 (Call 11/01/29)	342	297,256
4.80%, 04/04/29 (Call 03/04/29)	135	134,726
4.85%, 04/04/27 (Call 03/04/27)	110	109,823
4.95%, 04/04/34 (Call 01/04/34)	120	118,694
Atlassian Corp.
5.25%, 05/15/29 (Call 04/15/29)	75	74,705
5.50%, 05/15/34 (Call 02/15/34)	75	74,363
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	215	176,184
2.85%, 01/15/30 (Call 10/15/29)	118	104,073
3.50%, 06/15/27 (Call 03/15/27)	145	138,359
4.38%, 06/15/25 (Call 03/15/25)	190	187,832
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	225	188,202
2.90%, 12/01/29 (Call 09/01/29)	237	209,268
3.40%, 06/27/26 (Call 03/27/26)	117	112,583
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	173	174,404
6.65%, 08/02/26 (Call 07/02/26)	145	146,587
6.85%, 08/02/33 (Call 05/02/33)(b)	152	148,835
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	225	181,934
4.80%, 03/01/26 (Call 12/01/25)	144	142,815
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	305	283,112
1.65%, 03/01/28 (Call 01/01/28)	175	153,577
3.75%, 05/21/29 (Call 02/21/29)	20	18,861
5.10%, 07/15/32 (Call 04/15/32)	138	136,027
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	231	211,785
2.65%, 06/01/30 (Call 03/01/30)	272	234,881
3.20%, 07/01/26 (Call 05/01/26)	505	483,589
3.50%, 07/01/29 (Call 04/01/29)	599	552,553
3.85%, 06/01/25 (Call 03/01/25)	275	270,068
4.20%, 10/01/28 (Call 07/01/28)	265	253,515
5.15%, 03/15/27 (Call 02/15/27)	130	129,715
5.35%, 03/15/31 (Call 01/15/31)	150	149,398
5.38%, 08/21/28 (Call 07/21/28)	155	155,298
5.45%, 03/02/28 (Call 02/02/28)	205	206,013
5.45%, 03/15/34 (Call 12/15/33)	115	114,038
5.60%, 03/02/33 (Call 12/02/32)	250	251,009
5.63%, 08/21/33 (Call 05/21/33)	235	236,182
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	220	209,499
1.35%, 07/15/27 (Call 05/15/27)	183	163,875
1.65%, 07/15/30 (Call 04/15/30)	150	123,272
5.13%, 09/15/28 (Call 08/15/28)	210	211,166
5.20%, 09/15/33 (Call 06/15/33)	245	244,575
5.25%, 09/15/26 (Call 08/15/26)	215	215,967
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(a)	150	122,104
2.40%, 08/08/26 (Call 05/08/26)	979	927,827
3.13%, 11/03/25 (Call 08/03/25)	631	614,246

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.30%, 02/06/27 (Call 11/06/26)	$973	$936,375
3.40%, 09/15/26 (Call 06/15/26)(a)	126	121,603
3.40%, 06/15/27 (Call 03/15/27)(a)	135	129,287
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	555	519,259
2.30%, 03/25/28 (Call 01/25/28)	435	391,322
2.65%, 07/15/26 (Call 04/15/26)	640	604,507
2.80%, 04/01/27 (Call 02/01/27)	531	496,773
2.88%, 03/25/31 (Call 12/25/30)	710	610,528
2.95%, 04/01/30 (Call 01/01/30)	645	569,504
3.25%, 11/15/27 (Call 08/15/27)	583	547,490
3.25%, 05/15/30 (Call 02/15/30)	150	135,079
4.50%, 05/06/28 (Call 04/06/28)	195	190,730
4.65%, 05/06/30 (Call 03/06/30)	165	160,565
4.90%, 02/06/33 (Call 11/06/32)	330	318,856
5.80%, 11/10/25	215	216,070
6.15%, 11/09/29 (Call 09/09/29)	280	292,244
6.25%, 11/09/32 (Call 08/09/32)	475	500,788
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	225	212,470
1.40%, 09/15/27 (Call 07/15/27)	195	172,540
1.75%, 02/15/31 (Call 11/15/30)	230	184,130
2.00%, 06/30/30 (Call 03/30/30)	65	53,980
2.95%, 09/15/29 (Call 06/15/29)	176	157,094
3.80%, 12/15/26 (Call 09/15/26)	200	192,928
3.85%, 12/15/25 (Call 09/15/25)	80	78,159
4.20%, 09/15/28 (Call 06/15/28)	195	187,688
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	260	227,378
1.95%, 07/15/31 (Call 04/15/31)	275	224,936
3.70%, 04/11/28 (Call 01/11/28)	467	448,281
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	383	308,201
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	170	162,954
4.00%, 04/14/32 (Call 01/14/32)	130	118,227
4.95%, 03/28/28 (Call 02/28/28)	205	202,699
5.00%, 03/28/26	215	213,544
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	170	155,623
1.80%, 08/15/28 (Call 06/15/28)(b)	185	160,508
2.20%, 08/15/31 (Call 05/15/31)	305	244,911
3.90%, 08/21/27 (Call 05/21/27)	239	228,368
4.65%, 05/15/27 (Call 03/15/27)	158	154,944
4.70%, 05/15/30 (Call 02/15/30)	220	211,335
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	145	138,570
3.70%, 04/01/29 (Call 02/01/29)	135	126,345
3.80%, 04/01/32 (Call 01/01/32)	255	228,744
		21,249,393
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	265	232,541
3.63%, 04/22/29 (Call 01/22/29)	85	78,915
4.70%, 07/21/32 (Call 04/21/32)	200	191,497
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	500	441,794
1.70%, 03/25/26 (Call 06/11/24)	715	669,315
2.25%, 02/01/32 (Call 11/01/31)	625	504,025
2.30%, 06/01/27 (Call 04/01/27)	615	565,243
2.55%, 12/01/33 (Call 09/01/33)	815	642,705
2.75%, 06/01/31 (Call 03/01/31)	694	589,640
Security	Par (000)	Value

Telecommunications (continued)
2.95%, 07/15/26 (Call 04/15/26)	$140	$133,326
3.80%, 02/15/27 (Call 11/15/26)	227	218,816
3.88%, 01/15/26 (Call 10/15/25)	150	146,486
4.10%, 02/15/28 (Call 11/15/27)	360	346,562
4.25%, 03/01/27 (Call 12/01/26)	361	352,444
4.30%, 02/15/30 (Call 11/15/29)	718	684,172
4.35%, 03/01/29 (Call 12/01/28)	661	637,449
5.40%, 02/15/34 (Call 11/15/33)	450	446,399
5.54%, 02/20/26 (Call 06/11/24)	55	55,003
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (Call 02/11/33)	240	233,522
5.20%, 02/15/34 (Call 11/15/33)	130	126,642
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	100	79,500
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	225	223,354
9.63%, 12/15/30	595	723,115
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	445	421,759
2.95%, 02/28/26	212	204,357
3.50%, 06/15/25	241	236,908
4.80%, 02/26/27 (Call 01/26/27)	330	329,053
4.85%, 02/26/29 (Call 01/26/29)	415	413,747
4.90%, 02/26/26	320	319,153
4.95%, 02/26/31 (Call 12/26/30)	310	308,241
5.05%, 02/26/34 (Call 11/26/33)	475	471,881
Deutsche Telekom International Finance BV
8.75%, 06/15/30	822	958,755
9.25%, 06/01/32	115	142,715
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	130	121,655
2.00%, 12/10/30 (Call 09/10/30)	105	84,092
3.75%, 08/15/29 (Call 05/15/29)	125	116,252
Koninklijke KPN NV, 8.38%, 10/01/30	165	189,358
KT Corp., 4.00%, 08/08/25(a)	20	19,647
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	225	187,331
2.75%, 05/24/31 (Call 02/24/31)	220	185,421
4.60%, 02/23/28 (Call 11/23/27)	215	210,682
4.60%, 05/23/29 (Call 02/23/29)	188	182,610
5.00%, 04/15/29 (Call 03/15/29)	80	78,898
5.40%, 04/15/34 (Call 01/15/34)	100	98,840
5.60%, 06/01/32 (Call 03/01/32)	100	100,563
Nokia OYJ, 4.38%, 06/12/27	135	131,304
Orange SA, 9.00%, 03/01/31	565	675,967
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	270	254,009
3.20%, 03/15/27 (Call 02/15/27)	220	208,100
3.63%, 12/15/25 (Call 09/15/25)	235	227,990
3.80%, 03/15/32 (Call 12/15/31)	445	394,864
5.00%, 02/15/29 (Call 01/15/29)	100	98,454
5.30%, 02/15/34 (Call 11/15/33)	275	268,028
Sprint Capital Corp.
6.88%, 11/15/28	550	581,322
8.75%, 03/15/32	435	520,636
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	120	123,339
Telefonica Emisiones SA, 4.10%, 03/08/27	251	243,380
Telefonica Europe BV, 8.25%, 09/15/30	305	344,708
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	150	140,290
3.40%, 05/13/32 (Call 02/13/32)	220	190,216
3.70%, 09/15/27 (Call 06/15/27)	125	118,949

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	$265	$247,991
2.05%, 02/15/28 (Call 12/15/27)	410	366,236
2.25%, 02/15/26 (Call 06/11/24)	495	468,700
2.25%, 11/15/31 (Call 08/15/31)	255	206,745
2.40%, 03/15/29 (Call 01/15/29)	85	74,837
2.55%, 02/15/31 (Call 11/15/30)	545	459,280
2.63%, 04/15/26 (Call 06/11/24)	397	377,053
2.63%, 02/15/29 (Call 06/11/24)	232	206,554
2.70%, 03/15/32 (Call 12/15/31)	250	207,780
2.88%, 02/15/31 (Call 02/15/26)	295	254,073
3.38%, 04/15/29 (Call 06/11/24)	515	472,843
3.50%, 04/15/31 (Call 04/15/26)	610	545,105
3.75%, 04/15/27 (Call 02/15/27)	957	917,479
3.88%, 04/15/30 (Call 01/15/30)	1,523	1,415,514
4.75%, 02/01/28 (Call 06/11/24)	310	304,656
4.80%, 07/15/28 (Call 06/15/28)	205	201,565
4.85%, 01/15/29 (Call 12/15/28)	210	206,818
4.95%, 03/15/28 (Call 02/15/28)	215	212,660
5.05%, 07/15/33 (Call 04/15/33)	675	657,007
5.15%, 04/15/34 (Call 01/15/34)	165	161,624
5.20%, 01/15/33 (Call 10/15/32)	265	260,840
5.38%, 04/15/27 (Call 06/11/24)	410	410,347
5.75%, 01/15/34 (Call 10/15/33)	40	40,916
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	380	356,109
1.45%, 03/20/26 (Call 02/20/26)	510	476,629
1.50%, 09/18/30 (Call 06/18/30)	240	194,066
1.68%, 10/30/30 (Call 07/30/30)	265	213,689
1.75%, 01/20/31 (Call 10/20/30)	472	378,931
2.10%, 03/22/28 (Call 01/22/28)	707	633,418
2.36%, 03/15/32 (Call 12/15/31)	1,048	850,611
2.55%, 03/21/31 (Call 12/21/30)	845	712,378
2.63%, 08/15/26	466	441,123
3.00%, 03/22/27 (Call 01/22/27)	202	190,766
3.15%, 03/22/30 (Call 12/22/29)	318	284,960
3.88%, 02/08/29 (Call 11/08/28)	195	184,698
4.02%, 12/03/29 (Call 09/03/29)	961	906,748
4.13%, 03/16/27	733	713,991
4.33%, 09/21/28	910	881,907
4.50%, 08/10/33	145	135,973
5.05%, 05/09/33 (Call 02/09/33)	365	358,885
6.40%, 09/15/33	50	54,416
7.75%, 12/01/30	140	158,830
Vodafone Group PLC
4.38%, 05/30/28	230	224,504
6.25%, 11/30/32	65	68,688
7.88%, 02/15/30	50	56,425
		35,380,307
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	95	89,154
3.55%, 11/19/26 (Call 09/19/26)	115	109,474
3.90%, 11/19/29 (Call 08/19/29)	235	215,236
6.05%, 05/14/34 (Call 02/14/34)	50	49,824
		463,688
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	221	210,716
3.65%, 09/01/25 (Call 06/01/25)	150	146,940
Security	Par (000)	Value

Transportation (continued)
7.00%, 12/15/25	$100	$102,608
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	310	298,129
3.85%, 08/05/32 (Call 05/05/32)	215	196,540
5.85%, 11/01/33 (Call 08/01/33)	50	52,551
6.90%, 07/15/28	60	64,346
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	300	275,415
2.05%, 03/05/30 (Call 12/05/29)	130	109,942
2.45%, 12/02/31 (Call 09/02/31)	275	248,459
2.88%, 11/15/29 (Call 08/15/29)	85	75,851
4.00%, 06/01/28 (Call 03/01/28)	152	146,227
7.13%, 10/15/31	160	178,003
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	195	188,152
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	115	99,778
2.60%, 11/01/26 (Call 08/01/26)	190	179,283
3.25%, 06/01/27 (Call 03/01/27)	275	260,954
3.35%, 11/01/25 (Call 08/01/25)	215	209,241
3.80%, 03/01/28 (Call 12/01/27)	210	201,545
4.10%, 11/15/32 (Call 08/15/32)	230	213,676
4.25%, 03/15/29 (Call 12/15/28)	215	208,186
5.20%, 11/15/33 (Call 08/15/33)	195	194,679
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	295	247,791
3.10%, 08/05/29 (Call 05/05/29)	250	227,065
3.25%, 04/01/26 (Call 01/01/26)	280	270,693
3.40%, 02/15/28 (Call 11/15/27)	153	144,341
4.20%, 10/17/28 (Call 07/17/28)	115	111,141
4.25%, 05/15/30 (Call 02/15/30)	180	172,207
4.90%, 01/15/34	25	24,186
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	225	219,473
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	141	135,783
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	145	121,083
2.55%, 11/01/29 (Call 08/01/29)	134	117,374
2.90%, 06/15/26 (Call 03/15/26)	189	180,504
3.00%, 03/15/32 (Call 12/15/31)	160	136,963
3.15%, 06/01/27 (Call 03/01/27)	125	118,126
3.65%, 08/01/25 (Call 06/01/25)	104	101,851
3.80%, 08/01/28 (Call 05/01/28)	175	166,738
4.45%, 03/01/33 (Call 12/01/32)	115	108,348
5.05%, 08/01/30 (Call 06/01/30)	155	154,140
5.55%, 03/15/34 (Call 12/15/33)	105	106,619
7.80%, 05/15/27	30	32,179
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	110	101,344
2.85%, 03/01/27 (Call 02/01/27)	60	56,298
2.90%, 12/01/26 (Call 10/01/26)	152	143,173
3.35%, 09/01/25 (Call 08/01/25)	97	94,311
4.30%, 06/15/27 (Call 05/15/27)	105	101,910
4.63%, 06/01/25 (Call 05/01/25)	134	132,574
5.25%, 06/01/28 (Call 05/01/28)	130	130,190
5.30%, 03/15/27 (Call 02/15/27)	55	55,059
5.38%, 03/15/29 (Call 02/15/29)	95	95,275
5.50%, 06/01/29 (Call 05/01/29)	45	45,181
5.65%, 03/01/28 (Call 02/01/28)	145	146,654
6.30%, 12/01/28 (Call 11/01/28)	110	114,200
6.60%, 12/01/33 (Call 09/01/33)	120	127,848

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	$200	$185,619
2.38%, 05/20/31 (Call 02/20/31)	290	245,050
2.40%, 02/05/30 (Call 11/05/29)	182	158,344
2.75%, 03/01/26 (Call 12/01/25)	125	119,899
2.80%, 02/14/32 (Call 12/15/31)	252	215,763
3.00%, 04/15/27 (Call 01/15/27)	185	175,449
3.25%, 08/15/25 (Call 05/15/25)	170	165,843
3.70%, 03/01/29 (Call 12/01/28)	226	214,273
3.75%, 07/15/25 (Call 05/15/25)	197	193,803
3.95%, 09/10/28 (Call 06/10/28)	244	235,537
4.50%, 01/20/33 (Call 10/20/32)	170	162,688
4.75%, 02/21/26 (Call 01/21/26)	165	163,917
6.63%, 02/01/29	70	74,907
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	151	141,943
2.50%, 09/01/29 (Call 06/01/29)	152	134,921
3.05%, 11/15/27 (Call 08/15/27)	310	291,070
3.40%, 03/15/29 (Call 12/15/28)	229	214,747
4.45%, 04/01/30 (Call 01/01/30)	218	212,348
4.88%, 03/03/33 (Call 12/03/32)	215	211,031
5.15%, 05/22/34 (Call 02/22/34)	175	174,144
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	350	321,232
1.50%, 09/22/28 (Call 07/22/28)	302	265,118
1.80%, 09/22/31 (Call 06/22/31)	460	376,545
3.95%, 09/09/27 (Call 08/09/27)	219	213,420
		12,969,454
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	70	55,349
3.25%, 09/15/26 (Call 06/15/26)	72	68,592
3.50%, 03/15/28 (Call 12/15/27)	47	43,957
3.50%, 06/01/32 (Call 03/01/32)	65	56,137
3.85%, 03/30/27 (Call 12/30/26)	72	69,032
4.00%, 06/30/30 (Call 03/30/30)	100	92,369
4.55%, 11/07/28 (Call 08/07/28)(b)	95	92,460
4.70%, 04/01/29 (Call 01/01/29)	163	159,100
4.90%, 03/15/33 (Call 12/15/32)	80	76,416
5.40%, 03/15/27 (Call 02/15/27)	25	24,998
5.45%, 09/15/33 (Call 06/15/33)	100	98,091
6.05%, 03/15/34 (Call 12/15/33)	50	50,826
6.90%, 05/01/34 (Call 02/01/34)	85	91,920
		979,247
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	70	63,951
3.38%, 01/20/27 (Call 12/20/26)	70	64,485
		128,436
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	165	136,695
2.80%, 05/01/30 (Call 02/01/30)	177	154,930
2.95%, 09/01/27 (Call 06/01/27)	174	162,780
3.45%, 06/01/29 (Call 03/01/29)	142	131,463
3.75%, 09/01/28 (Call 06/01/28)	197	187,193
4.45%, 06/01/32 (Call 03/01/32)	165	157,089
5.15%, 03/01/34 (Call 12/01/33)	110	108,617
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	115	94,352
Security	Par (000)	Value

Water (continued)
2.70%, 04/15/30 (Call 01/15/30)	$146	$125,334
3.57%, 05/01/29 (Call 02/01/29)	132	121,589
5.38%, 01/15/34 (Call 10/15/33)	75	73,193
United Utilities PLC, 6.88%, 08/15/28	55	57,842
		1,511,077

Total Corporate Bonds & Notes — 31.7%
(Cost: $1,045,961,522)		1,002,764,393

Foreign Government Obligations(f)

Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	445	410,717
3.75%, 04/26/28	85	82,230
Export Development Canada
3.00%, 05/25/27	240	228,355
3.88%, 02/14/28	50	48,582
4.13%, 02/13/29	50	48,952
Hydro-Quebec, Series HH, 8.50%, 12/01/29	100	115,701
Province of Alberta Canada
1.30%, 07/22/30	240	195,946
3.30%, 03/15/28	320	303,015
4.50%, 01/24/34	260	252,414
Province of British Columbia Canada
0.90%, 07/20/26	565	518,653
1.30%, 01/29/31	130	104,881
2.25%, 06/02/26	250	237,005
4.20%, 07/06/33	480	456,627
Province of Manitoba Canada, 2.13%, 06/22/26	185	174,507
Province of New Brunswick Canada, 3.63%,
02/24/28	170	162,115
Province of Ontario Canada
0.63%, 01/21/26	397	369,277
1.05%, 04/14/26	70	65,054
1.05%, 05/21/27	240	215,112
1.13%, 10/07/30	765	613,211
1.60%, 02/25/31	205	167,842
1.80%, 10/14/31	115	93,881
2.00%, 10/02/29	95	82,640
2.30%, 06/15/26	20	18,956
2.50%, 04/27/26	645	615,378
3.10%, 05/19/27	420	399,940
4.20%, 01/18/29	400	390,552
5.05%, 04/24/34	100	101,324
Province of Quebec Canada
0.60%, 07/23/25	1,170	1,110,009
1.35%, 05/28/30	125	102,833
1.90%, 04/21/31	90	74,814
2.50%, 04/20/26	480	458,307
2.75%, 04/12/27	325	306,959
3.63%, 04/13/28	105	100,687
4.50%, 04/03/29	990	978,783
4.50%, 09/08/33	300	291,717
Series PD, 7.50%, 09/15/29	352	395,485
		10,292,461
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	360	304,637
2.55%, 01/27/32 (Call 10/27/31)	350	291,378
2.55%, 07/27/33 (Call 04/27/33)	490	394,076

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
2.75%, 01/31/27 (Call 12/31/26)	$485	$452,949
3.13%, 01/21/26	225	216,652
3.24%, 02/06/28 (Call 11/06/27)	505	471,282
3.50%, 01/31/34 (Call 10/31/33)	305	263,033
4.85%, 01/22/29 (Call 12/22/28)	425	417,618
		2,811,625
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	30	24,248
2.15%, 07/28/31 (Call 04/28/31)	300	244,122
2.85%, 02/14/30	440	387,877
3.40%, 09/18/29	35	32,099
3.50%, 01/11/28	55	51,721
3.55%, 03/31/32 (Call 12/31/31)	340	301,538
3.85%, 10/15/30	320	294,662
4.10%, 04/24/28	335	321,292
4.15%, 09/20/27 (Call 06/20/27)	380	367,145
4.55%, 01/11/28 (Call 12/11/27)	235	229,137
4.65%, 09/20/32 (Call 06/20/32)	410	391,779
4.75%, 02/11/29	345	338,627
4.85%, 01/11/33 (Call 10/11/32)	380	368,911
		3,353,158
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	420	352,591
2.88%, 03/16/26	230	217,831
3.25%, 01/17/28	40	36,806
4.50%, 01/17/33	410	368,907
5.38%, 03/12/29	400	392,915
5.50%, 03/12/34	455	435,430
State of Israel, 2.50%, 01/15/30	250	209,292
		2,013,772
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	815	758,565
2.88%, 10/17/29	410	360,189
		1,118,754
Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	490	464,808
1.25%, 01/21/31	335	268,347
1.88%, 07/21/26	260	243,336
1.88%, 04/15/31	600	499,040
2.00%, 10/17/29	50	43,355
2.13%, 02/16/29(b)	325	288,483
2.25%, 11/04/26	380	355,999
2.38%, 04/20/26	295	280,327
2.75%, 01/21/26	200	192,287
2.75%, 11/16/27	270	251,590
2.88%, 06/01/27	290	273,501
2.88%, 07/21/27	240	225,631
3.25%, 07/20/28	200	188,087
3.50%, 10/31/28	200	189,342
4.38%, 01/24/31	250	244,328
4.63%, 07/19/28	380	376,752
4.63%, 04/17/34	250	248,015
4.88%, 10/18/28	30	30,055
Japan International Cooperation Agency
2.13%, 10/20/26	12	11,217
2.75%, 04/27/27	170	159,762
Security	Par (000)	Value

Japan (continued)
3.25%, 05/25/27	$200	$190,376
3.38%, 06/12/28	200	188,566
4.75%, 05/21/29	30	29,958
		5,243,162
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	815	672,137
3.25%, 04/16/30 (Call 01/16/30)	535	470,024
3.50%, 02/12/34 (Call 11/12/33)	675	552,117
3.75%, 01/11/28	445	419,687
4.13%, 01/21/26	470	459,010
4.15%, 03/28/27	697	673,222
4.50%, 04/22/29	645	616,911
4.75%, 04/27/32 (Call 01/27/32)	575	535,123
4.88%, 05/19/33 (Call 02/19/33)	535	497,304
5.00%, 05/07/29 (Call 04/07/29)	15	14,634
5.40%, 02/09/28 (Call 01/09/28)	255	253,991
7.50%, 04/08/33	150	167,073
8.30%, 08/15/31	157	185,278
11.50%, 05/15/26	80	90,108
		5,606,619
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	555	395,917
3.16%, 01/23/30 (Call 10/23/29)	375	312,526
3.30%, 01/19/33 (Call 10/19/32)	220	168,634
3.88%, 03/17/28 (Call 12/17/27)	295	270,449
7.13%, 01/29/26	345	350,335
7.50%, 03/01/31 (Call 01/01/31)	225	233,028
8.88%, 09/30/27	325	349,701
9.38%, 04/01/29	145	161,083
		2,241,673
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	220	164,159
2.39%, 01/23/26 (Call 12/23/25)	323	305,863
2.78%, 01/23/31 (Call 10/23/30)	810	683,320
2.84%, 06/20/30	124	107,127
3.00%, 01/15/34 (Call 10/15/33)	425	340,666
4.13%, 08/25/27	293	281,213
7.35%, 07/21/25	212	215,701
8.75%, 11/21/33	435	522,167
		2,620,216
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond,
8.60%, 06/15/27	5	5,417
Philippine Government International Bond
1.65%, 06/10/31	445	351,614
1.95%, 01/06/32	260	206,492
2.46%, 05/05/30	300	257,540
3.00%, 02/01/28	595	551,476
3.23%, 03/29/27	70	66,304
3.56%, 09/29/32	20	17,609
3.75%, 01/14/29	330	309,436
4.63%, 07/17/28	260	254,948
5.00%, 07/17/33	380	372,659
5.17%, 10/13/27	15	14,995
5.50%, 03/30/26	402	403,490
5.61%, 04/13/33	295	301,627
6.38%, 01/15/32	200	213,238

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
7.75%, 01/14/31	$115	$130,887
9.50%, 02/02/30	537	648,930
		4,106,662
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	577	558,799
4.63%, 03/18/29 (Call 02/18/29)	5	4,908
4.88%, 10/04/33 (Call 07/04/33)	605	584,582
5.50%, 11/16/27 (Call 08/16/27)	530	538,147
5.75%, 11/16/32 (Call 08/16/32)	330	340,361
		2,026,797
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 09/21/30	205	163,215
1.38%, 02/09/31	600	475,849
1.63%, 01/18/27	200	183,326
2.13%, 01/18/32	25	20,367
2.63%, 05/26/26	160	152,455
3.25%, 11/10/25	210	204,085
3.25%, 08/12/26	210	201,800
4.25%, 09/15/27	215	209,909
4.50%, 09/15/32	200	191,853
5.00%, 01/11/28	115	115,212
5.13%, 09/18/28	220	221,636
5.13%, 01/11/33	370	370,180
Korea Development Bank (The)
1.38%, 04/25/27	35	31,568
4.25%, 09/08/32	200	188,559
4.38%, 02/15/33	320	303,543
4.50%, 02/15/29	50	49,204
5.38%, 10/23/26	20	20,094
5.38%, 10/23/28	80	81,440
5.63%, 10/23/33	325	337,184
Korea International Bond
2.50%, 06/19/29	210	188,966
2.75%, 01/19/27	280	265,051
3.50%, 09/20/28	245	233,124
5.63%, 11/03/25	150	150,785
		4,359,405
Supranational — 1.8%
African Development Bank
0.88%, 03/23/26	522	485,245
0.88%, 07/22/26	385	353,742
4.38%, 11/03/27	410	405,119
4.38%, 03/14/28	380	375,401
4.63%, 01/04/27	140	139,351
Asian Development Bank
0.38%, 09/03/25	690	650,509
0.50%, 02/04/26	1,065	988,712
0.75%, 10/08/30	190	150,212
1.00%, 04/14/26	1,345	1,250,846
1.25%, 06/09/28	305	267,097
1.50%, 01/20/27	930	855,014
1.50%, 03/04/31	630	517,451
1.75%, 08/14/26	40	37,427
1.75%, 09/19/29	403	349,157
1.88%, 03/15/29	155	136,910
1.88%, 01/24/30	387	334,574
2.00%, 04/24/26(b)	435	411,865
2.38%, 08/10/27	35	32,594
Security	Par (000)	Value

Supranational (continued)
2.50%, 11/02/27	$259	$241,063
2.63%, 01/12/27	330	312,586
2.75%, 01/19/28	440	411,527
3.13%, 08/20/27	1,045	994,956
3.13%, 09/26/28	210	197,762
3.13%, 04/27/32	162	146,083
3.75%, 04/25/28	855	826,929
3.88%, 09/28/32	110	104,286
3.88%, 06/14/33	675	637,737
4.00%, 01/12/33	430	410,860
4.13%, 01/12/27	40	39,342
4.13%, 01/12/34	495	476,154
4.25%, 01/09/26	200	197,571
4.38%, 03/06/29	880	870,925
4.50%, 08/25/28	305	303,244
4.63%, 06/13/25	125	124,228
4.88%, 05/21/26	800	798,769
5.82%, 06/16/28	185	191,697
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	375	348,173
3.38%, 06/29/25	10	9,802
3.75%, 09/14/27	95	92,068
4.00%, 01/18/28	175	170,749
4.25%, 03/13/34	300	290,086
4.88%, 09/14/26	125	124,945
Corp. Andina de Fomento, 5.00%, 01/24/29	345	342,131
Council of Europe Development Bank
3.00%, 06/16/25	2	1,954
4.13%, 01/24/29	165	161,574
European Bank for Reconstruction & Development
0.50%, 11/25/25	45	42,088
4.13%, 01/25/29	765	749,064
4.25%, 03/13/34	265	257,108
4.38%, 03/09/28	110	108,773
European Investment Bank
0.38%, 12/15/25	195	181,672
0.38%, 03/26/26	984	906,628
0.63%, 07/25/25	445	422,734
0.63%, 10/21/27	165	144,184
0.75%, 10/26/26	540	490,915
0.75%, 09/23/30	185	146,737
0.88%, 05/17/30	345	278,816
1.25%, 02/14/31	1,575	1,278,384
1.38%, 03/15/27	120	109,542
1.63%, 10/09/29	155	133,489
1.63%, 05/13/31	60	49,710
1.75%, 03/15/29	620	544,670
2.13%, 04/13/26	265	251,992
2.38%, 05/24/27	584	546,622
2.75%, 08/15/25	10	9,722
3.25%, 11/15/27	500	477,210
3.63%, 07/15/30	725	688,231
3.75%, 02/14/33	1,170	1,101,874
3.88%, 03/15/28	1,525	1,483,481
4.00%, 02/15/29	1,000	974,300
4.13%, 02/13/34	960	923,793
4.38%, 03/19/27	250	247,452
4.50%, 10/16/28	990	985,526
4.75%, 06/15/29	100	100,671
Inter-American Development Bank
0.63%, 07/15/25	595	565,727

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.63%, 09/16/27	$190	$166,507
0.88%, 04/20/26	905	839,202
1.13%, 07/20/28	740	643,456
1.13%, 01/13/31	855	686,477
1.50%, 01/13/27	620	570,365
2.00%, 06/02/26	450	424,972
2.00%, 07/23/26	329	309,839
2.25%, 06/18/29	598	535,046
2.38%, 07/07/27	606	564,828
3.13%, 09/18/28	625	588,228
3.50%, 09/14/29	625	592,606
3.50%, 04/12/33	505	463,775
4.00%, 01/12/28	270	263,705
4.13%, 02/15/29	975	955,292
4.38%, 02/01/27	440	435,494
4.50%, 05/15/26(b)	90	89,244
4.50%, 09/13/33	485	480,082
International Bank for Reconstruction &
Development
0.38%, 07/28/25	410	388,234
0.50%, 10/28/25	525	492,629
0.75%, 11/24/27	1,115	975,248
0.75%, 08/26/30	930	737,859
0.88%, 07/15/26	35	32,217
0.88%, 05/14/30	1,160	936,854
1.13%, 09/13/28	1,105	956,226
1.25%, 02/10/31	993	802,719
1.38%, 04/20/28	1,120	990,504
1.63%, 11/03/31	1,300	1,058,983
1.75%, 10/23/29	904	781,843
1.88%, 10/27/26	270	252,086
2.50%, 07/29/25	1,292	1,253,763
2.50%, 11/22/27	470	437,388
2.50%, 03/29/32	225	194,443
3.13%, 11/20/25	20	19,451
3.13%, 06/15/27	830	792,783
3.50%, 07/12/28	1,135	1,087,369
3.63%, 09/21/29	450	429,287
3.88%, 02/14/30	1,150	1,108,360
4.00%, 07/25/30	720	697,152
4.00%, 01/10/31	1,100	1,062,053
4.50%, 04/10/31	770	765,717
4.63%, 08/01/28	805	804,688
4.75%, 04/10/26	70	69,745
4.75%, 11/14/33	840	849,586
Series GDIF, 5.17%, 04/24/29 (Call 07/24/26)	100	100,099
International Finance Corp.
0.75%, 10/08/26	300	273,160
0.75%, 08/27/30	75	59,533
2.13%, 04/07/26	4	3,804
4.38%, 01/15/27	50	49,499
Nordic Investment Bank
0.38%, 09/11/25	280	263,702
3.38%, 09/08/27	57	54,629
4.38%, 03/14/28	85	83,985
5.00%, 10/15/25	205	204,674
		58,448,932
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	195	183,954
2.25%, 03/22/27	250	232,707
Security	Par (000)	Value

Sweden (continued)
4.13%, 06/14/28	$400	$390,166
4.25%, 02/01/29	20	19,618
4.38%, 02/13/26	205	202,375
4.63%, 11/28/25	180	178,438
4.88%, 09/14/26	40	39,898
4.88%, 10/04/30	330	331,448
		1,578,604
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	435	429,565
4.38%, 01/23/31 (Call 10/23/30)	553	534,796
		964,361

Total Foreign Government Obligations — 3.4%
(Cost: $112,820,896)		106,786,201

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority RB, 5.60%,
07/01/27	200	199,568
Los Angeles Community College District/CA GO,
1.81%, 08/01/30	200	171,122
Regents of the University of California Medical
Center Pooled Revenue RB, 4.13%, 05/15/32
(Call 02/15/32)	40	37,637
State of California GO
1.70%, 02/01/28	100	89,412
2.50%, 10/01/29	550	488,600
3.38%, 04/01/25	200	196,669
5.75%, 10/01/31	100	104,184
6.00%, 03/01/33	20	21,325
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	243,946
Series BD, 3.35%, 07/01/29	190	176,162
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	230,183
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	175,598
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	207,152
		2,341,558
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(b)	340	325,104
2.15%, 07/01/30	300	251,906
5.53%, 07/01/34 (Call 01/01/34)	200	201,272
		778,282
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,690	1,654,852

Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority RB
3.62%, 02/01/29 ( 02/01/27)	72	69,801
5.08%, 06/01/31 ( 06/01/29)	189	188,335
		258,136
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%,
05/01/29	250	248,283

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts RB, 3.77%,
07/15/29	$325	$310,713
		558,996
New Jersey — 0.0%
New Jersey Economic Development Authority RB,
Series A, 7.43%, 02/15/29 (NPFGC)	300	317,661
New Jersey Transportation Trust Fund Authority RB
BAB, Series C, 5.75%, 12/15/28	100	100,249
		417,910
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	199,991
Series B, 5.68%, 06/30/28 (NPFGC)	255	256,189
		456,180
Texas — 0.0%
Texas Transportation Commission State Highway
Fund RB, First Class, 5.18%, 04/01/30	610	606,929

Total Municipal Debt Obligations — 0.2%
(Cost: $7,428,371)		7,072,843

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.0%
Federal Home Loan Banks
0.38%, 09/04/25	75	70,745
0.50%, 04/14/25	730	701,052
1.00%, 03/23/26 (Call 06/23/24)	127	117,915
1.50%, 08/15/24	115	114,083
2.38%, 03/14/25	50	48,901
2.75%, 12/13/24	475	468,584
3.00%, 03/10/28	75	70,649
3.13%, 06/13/25	3,730	3,650,397
3.25%, 06/09/28	300	284,954
3.25%, 11/16/28	2,470	2,339,289
4.13%, 01/15/27	50	49,254
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	1,000	948,454
0.38%, 09/23/25	975	917,347
0.41%, 10/28/24 (Call 07/28/24)	150	146,907
1.50%, 02/12/25	4,938	4,809,550
6.25%, 07/15/32	500	555,405
6.75%, 09/15/29	50	55,061
6.75%, 03/15/31	1,075	1,206,421
Federal National Mortgage Association
0.38%, 08/25/25	21	19,836
0.50%, 06/17/25	2,287	2,181,006
0.63%, 04/22/25	270	259,249
0.75%, 10/08/27(b)	1,807	1,588,902
0.88%, 12/18/26 (Call 06/18/24)	60	54,194
0.88%, 08/05/30	2,550	2,040,720
1.63%, 10/15/24	25	24,656
1.63%, 01/07/25	950	929,668
1.75%, 07/02/24	405	403,778
1.88%, 09/24/26	2,591	2,425,544
2.13%, 04/24/26	25	23,754
2.63%, 09/06/24	910	903,233
6.03%, 10/08/27	320	332,846
6.25%, 05/15/29(b)	1,285	1,380,844
6.63%, 11/15/30	1,075	1,192,959
7.13%, 01/15/30	25	28,074
Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
7.25%, 05/15/30	$170	$193,158
Tennessee Valley Authority, Series A, 2.88%,
02/01/27	50	47,629
		30,585,018
U.S. Government Obligations — 62.4%
U.S. Treasury Note/Bond
0.25%, 05/31/25	6,800	6,477,000
0.25%, 06/30/25	4,000	3,797,500
0.25%, 07/31/25	8,600	8,134,055
0.25%, 08/31/25	11,350	10,692,498
0.25%, 09/30/25	7,250	6,806,221
0.25%, 10/31/25	9,950	9,305,971
0.38%, 11/30/25	7,100	6,630,457
0.38%, 12/31/25	7,030	6,541,195
0.38%, 01/31/26	12,700	11,776,273
0.50%, 02/28/26	13,100	12,136,945
0.50%, 04/30/27	2,000	1,775,469
0.50%, 05/31/27	7,900	6,989,031
0.50%, 06/30/27	4,000	3,529,688
0.50%, 10/31/27	10,100	8,800,414
0.63%, 07/31/26	19,200	17,565,000
0.63%, 03/31/27	3,850	3,440,938
0.63%, 11/30/27	5,000	4,363,281
0.63%, 12/31/27	5,200	4,524,000
0.63%, 05/15/30	10,000	7,996,875
0.75%, 03/31/26	8,700	8,074,008
0.75%, 04/30/26	9,400	8,698,672
0.75%, 05/31/26	13,640	12,583,966
0.75%, 08/31/26	19,000	17,374,609
0.75%, 01/31/28	9,000	7,844,766
0.88%, 06/30/26	14,600	13,470,781
0.88%, 09/30/26	9,000	8,235,000
0.88%, 11/15/30	10,000	7,995,313
1.00%, 07/31/28	13,000	11,264,297
1.13%, 10/31/26	16,000	14,682,500
1.13%, 02/28/27	2,800	2,545,156
1.13%, 02/29/28	10,000	8,818,750
1.13%, 08/31/28	27,300	23,725,406
1.13%, 02/15/31	20,500	16,576,172
1.25%, 11/30/26	15,100	13,867,227
1.25%, 12/31/26	20,000	18,332,813
1.25%, 03/31/28	11,500	10,164,922
1.25%, 04/30/28	10,000	8,820,312
1.25%, 05/31/28	11,000	9,678,281
1.25%, 06/30/28	10,500	9,217,031
1.25%, 09/30/28	24,500	21,362,852
1.25%, 08/15/31	26,500	21,266,250
1.38%, 08/31/26	3,258	3,022,050
1.38%, 10/31/28	11,190	9,786,879
1.38%, 12/31/28	8,500	7,403,633
1.38%, 11/15/31	25,600	20,584,000
1.50%, 08/15/26	12,000	11,175,000
1.50%, 01/31/27	20,620	18,975,233
1.50%, 11/30/28	14,500	12,727,149
1.50%, 02/15/30	3,200	2,721,000
1.63%, 02/15/26	11,700	11,067,926
1.63%, 05/15/26	12,000	11,277,656
1.63%, 09/30/26	4,000	3,725,000
1.63%, 11/30/26	8,400	7,789,031
1.63%, 05/15/31	23,000	19,100,781
1.75%, 12/31/26	8,000	7,427,500

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 01/31/29	$10,750	$9,507,871
1.88%, 06/30/26	3,000	2,825,625
1.88%, 07/31/26	6,000	5,640,469
1.88%, 02/28/27	10,000	9,278,125
1.88%, 02/28/29	10,000	8,882,031
1.88%, 02/15/32	24,710	20,524,744
2.00%, 08/15/25	12,700	12,243,098
2.00%, 11/15/26	12,400	11,617,250
2.25%, 11/15/25	10,000	9,611,328
2.25%, 03/31/26	6,000	5,723,438
2.25%, 02/15/27	8,900	8,351,398
2.25%, 08/15/27	8,000	7,433,750
2.25%, 11/15/27	12,710	11,761,715
2.38%, 05/15/27	11,000	10,310,781
2.38%, 03/31/29	9,000	8,170,313
2.38%, 05/15/29	11,000	9,967,031
2.50%, 03/31/27	11,000	10,370,078
2.63%, 05/31/27	10,041	9,473,150
2.63%, 02/15/29	12,922	11,892,278
2.63%, 07/31/29	9,500	8,682,852
2.75%, 06/30/25	15,000	14,626,172
2.75%, 08/31/25	6,250	6,073,242
2.75%, 04/30/27	13,400	12,703,828
2.75%, 07/31/27	7,360	6,952,325
2.75%, 02/15/28	8,990	8,426,720
2.75%, 05/31/29	10,000	9,218,750
2.75%, 08/15/32	18,390	16,200,441
2.88%, 05/31/25	5,900	5,767,941
2.88%, 06/15/25	11,500	11,234,062
2.88%, 07/31/25	2,000	1,949,453
2.88%, 11/30/25	5,500	5,330,059
2.88%, 05/15/28	9,000	8,454,375
2.88%, 08/15/28	25,150	23,548,652
2.88%, 04/30/29	11,000	10,211,953
2.88%, 05/15/32	21,120	18,839,700
3.00%, 07/15/25	8,400	8,206,406
3.00%, 09/30/25	7,200	7,009,875
3.00%, 10/31/25	5,600	5,443,813
3.13%, 08/15/25	12,020	11,743,446
3.13%, 11/15/28	14,500	13,679,844
3.13%, 08/31/29	13,000	12,165,156
3.25%, 06/30/29	8,600	8,108,859
3.38%, 05/15/33	22,450	20,608,398
3.50%, 09/15/25	8,500	8,332,324
3.50%, 01/31/28	7,500	7,224,023
3.50%, 04/30/28	5,000	4,808,984
3.50%, 01/31/30	9,500	9,022,031
3.50%, 04/30/30	14,500	13,745,547
3.50%, 02/15/33	24,000	22,286,250
3.63%, 05/15/26	16,700	16,311,855
3.63%, 03/31/28	13,350	12,904,652
3.63%, 05/31/28	10,000	9,659,375
3.63%, 03/31/30	7,900	7,543,883
3.75%, 04/15/26	13,800	13,516,992
3.75%, 12/31/28	10,000	9,680,469
3.75%, 05/31/30	11,000	10,564,297
3.75%, 06/30/30	11,026	10,582,376
3.75%, 12/31/30	8,000	7,660,000
3.88%, 01/15/26	8,000	7,861,250
3.88%, 11/30/27	5,000	4,881,250
3.88%, 12/31/27	3,000	2,928,516
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.88%, 09/30/29	$9,500	$9,213,516
3.88%, 11/30/29	12,000	11,629,688
3.88%, 12/31/29	8,000	7,748,750
3.88%, 08/15/33	24,925	23,756,641
4.00%, 12/15/25	6,220	6,126,943
4.00%, 02/15/26	8,000	7,874,688
4.00%, 01/15/27	13,707	13,463,915
4.00%, 02/29/28	12,000	11,757,188
4.00%, 06/30/28	15,192	14,876,291
4.00%, 01/31/29	13,000	12,716,641
4.00%, 10/31/29	8,700	8,485,219
4.00%, 02/28/30	7,200	7,014,938
4.00%, 07/31/30	13,000	12,646,562
4.00%, 01/31/31	6,510	6,322,838
4.00%, 02/15/34	29,250	28,130,273
4.13%, 06/15/26	29,817	29,393,040
4.13%, 02/15/27	12,710	12,523,322
4.13%, 09/30/27	4,000	3,938,125
4.13%, 10/31/27	9,940	9,783,911
4.13%, 07/31/28	11,000	10,821,250
4.13%, 03/31/29	9,768	9,603,928
4.13%, 08/31/30	13,960	13,667,712
4.13%, 03/31/31	7,000	6,847,969
4.13%, 11/15/32	22,000	21,425,937
4.25%, 05/31/25	12,900	12,781,078
4.25%, 10/15/25	9,700	9,595,801
4.25%, 03/15/27	14,761	14,592,632
4.25%, 02/28/29	10,000	9,889,844
4.25%, 02/28/31	7,000	6,899,375
4.38%, 08/15/26	22,800	22,586,250
4.38%, 12/15/26	12,800	12,688,000
4.38%, 08/31/28	15,900	15,790,687
4.38%, 11/30/28	13,680	13,595,569
4.38%, 11/30/30	11,500	11,412,852
4.38%, 05/15/34	8,186	8,113,093
4.50%, 11/15/25	8,930	8,861,630
4.50%, 03/31/26	4,000	3,971,094
4.50%, 07/15/26	29,500	29,299,492
4.50%, 04/15/27	13,723	13,657,601
4.50%, 05/15/27	895	890,805
4.50%, 05/31/29	12,749	12,751,988
4.50%, 05/31/31	8,552	8,617,476
4.50%, 11/15/33	26,941	26,949,419
4.63%, 06/30/25	15,800	15,712,977
4.63%, 02/28/26	3,682	3,662,296
4.63%, 03/15/26	9,300	9,251,320
4.63%, 09/15/26	28,600	28,490,516
4.63%, 10/15/26	27,780	27,682,336
4.63%, 11/15/26	25,350	25,270,781
4.63%, 09/30/28	18,127	18,179,398
4.63%, 04/30/29	14,945	15,019,725
4.63%, 09/30/30	12,400	12,475,562
4.63%, 04/30/31	11,314	11,398,855
4.75%, 07/31/25	9,700	9,658,699
4.88%, 11/30/25	7,000	6,984,414
4.88%, 04/30/26	2,580	2,579,295
4.88%, 05/31/26	865	865,101
4.88%, 10/31/28	14,500	14,689,180
4.88%, 10/31/30	13,218	13,483,393
5.00%, 09/30/25	11,000	10,987,539
5.00%, 10/31/25	7,550	7,543,512

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
5.25%, 11/15/28	$950	$976,125
5.25%, 02/15/29	150	154,465
5.38%, 02/15/31	500	526,641
5.50%, 08/15/28	8,500	8,818,086
6.00%, 02/15/26	500	507,910
6.13%, 08/15/29	1,000	1,072,734
6.50%, 11/15/26	4,000	4,171,875
6.88%, 08/15/25	1,000	1,021,563
		1,974,847,871

Total U.S. Government & Agency Obligations — 63.4%
(Cost: $2,109,677,564)		2,005,432,889

Total Long-Term Investments — 98.7%
(Cost: $3,275,888,353)		3,122,056,326

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)(i)	23,794,143	23,794,143

Total Short-Term Securities — 0.8%
(Cost: $23,794,143)		23,794,143

Total Investments — 99.5%
(Cost: $3,299,682,496)		3,145,850,469

Other Assets Less Liabilities — 0.5%		17,107,992

Net Assets — 100.0%		$3,162,958,461

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$52,997,739	$—	$(29,203,596	)(a)	$—	$—	$23,794,143	23,794,143	$185,974	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,002,764,393	$—	$1,002,764,393
Foreign Government Obligations	—	106,786,201	—	106,786,201
Municipal Debt Obligations	—	7,072,843	—	7,072,843
U.S. Government & Agency Obligations	—	2,005,432,889	—	2,005,432,889
Short-Term Securities
Money Market Funds	23,794,143	—	—	23,794,143
	$23,794,143	$3,122,056,326	$—	$3,145,850,469

Portfolio Abbreviation

BAB	Build America Bond	NPFGC	National Public Finance Guarantee Corp.
CMT	Constant Maturity Treasury	RB	Revenue Bond
GO	General Obligation	REIT	Real Estate Investment Trust
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate